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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia California Tax-Exempt Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.0%
AIRPORT 3.1%
City of Los Angeles Department of Airports Revenue Bonds Series 2009A
05/15/34	5.000%	$1,000,000	$1,134,030
County of Orange Airport Revenue Bonds Series 2009A
07/01/39	5.250%	2,500,000	2,824,475
County of Sacramento Airport System
Revenue Bonds
Senior Series 2009B
07/01/39	5.750%	3,000,000	3,520,890
County of Sacramento Airport System (a)
Revenue Bonds
Senior Series 2008B (AGM) AMT
07/01/39	5.250%	1,000,000	1,081,020
San Diego County Regional Airport Authority Refunding Revenue Bonds Series 2005 Escrowed to Maturity (AMBAC) AMT (a)
07/01/20	5.250%	750,000	917,805
San Francisco City & County Airports Commission (a)
Refunding Revenue Bonds
2nd Series 2008-34E (AGM) AMT
05/01/25	5.750%	1,500,000	1,719,315
2nd Series 2011F AMT
05/01/29	5.000%	5,210,000	5,805,034
Total			17,002,569
DISPOSAL 0.4%
California Pollution Control Financing Authority Refunding Revenue Bonds Waste Management Series 2002A AMT (a)
01/01/22	5.000%	2,000,000	2,192,460

HIGHER EDUCATION 4.6%
California Educational Facilities Authority
Revenue Bonds
California College of the Arts
Series 2005
06/01/26	5.000%	1,000,000	1,023,130
06/01/35	5.000%	1,500,000	1,525,320
California Lutheran University
Series 2008
10/01/21	5.250%	665,000	746,835
10/01/38	5.750%	3,000,000	3,243,120
Chapman University
Series 2011
04/01/31	5.000%	4,375,000	4,963,744
Loyola Marymount University
Series 2010A
10/01/40	5.125%	1,250,000	1,373,687
Scripps College
Series 2001
08/01/31	5.000%	1,500,000	1,504,845

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Woodbury University
Series 2006
01/01/25	5.000%	$1,830,000	$1,855,272
California Municipal Finance Authority
Revenue Bonds
Biola University
Series 2008
10/01/28	5.800%	2,000,000	2,214,600
Emerson College
Series 2011
01/01/42	6.000%	1,250,000	1,494,950
California State University Revenue Bonds Systemwide Series 2009A
11/01/40	6.000%	2,000,000	2,345,740
California Statewide Communities Development Authority Revenue Bonds San Francisco Art Institute Series 2002 (b)
04/01/32	7.375%	1,750,000	1,770,475
University of California Revenue Bonds Series 2008D
05/15/27	5.000%	1,500,000	1,688,415
Total			25,750,133
HOSPITAL 14.9%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Sharp Healthcare Series 2012A
08/01/27	5.000%	900,000	1,031,121
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2005
11/15/34	5.000%	4,025,000	4,308,159
Revenue Bonds
Adventist Health System West
Series 2009A
09/01/39	5.750%	7,000,000	8,123,920
Catholic Healthcare
Series 2011A
03/01/41	5.250%	3,000,000	3,355,560
Catholic Healthcare West
Series 2009A
07/01/39	6.000%	1,000,000	1,181,570
Series 2009E
07/01/25	5.625%	1,125,000	1,305,428
Cedars Sinai Medical Center
Series 2009
08/15/39	5.000%	8,150,000	8,908,683
Children’s Hospital
Series 2011A
11/01/41	5.250%	5,000,000	5,598,300

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
City of Hope Obligation Group
Series 2012-A
11/15/35	5.000%	$2,000,000	$2,300,400
Kaiser Permanente
Series 2006A
04/01/39	5.250%	3,350,000	3,687,244
Providence Health & Services
Series 2008C
10/01/28	6.250%	500,000	603,525
Scripps Health
Series 2010A
11/15/36	5.000%	750,000	824,070
St. Joseph Health System
Series 2009A
07/01/29	5.500%	1,500,000	1,745,895
Sutter Health
Series 2008A
08/15/30	5.000%	2,500,000	2,865,950
Series 2011B
08/15/31	5.875%	1,815,000	2,198,782
Unrefunded Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	1,470,000	1,777,083
California Municipal Finance Authority
Certificate of Participation
Community Hospital of Central California
Series 2007
02/01/37	5.250%	2,500,000	2,633,350
Revenue Bonds
Community Hospitals of Central California
Series 2009
02/01/39	5.500%	4,000,000	4,326,120
California Statewide Communities Development Authority
Revenue Bonds
Catholic Healthcare West
Series 2008B
07/01/30	5.500%	1,950,000	2,178,423
John Muir Health
Series 2006A
08/15/32	5.000%	3,000,000	3,322,560
Series 2009
07/01/39	5.125%	500,000	548,125
Kaiser Permanente
Series 2006B
03/01/45	5.250%	1,000,000	1,064,700
Series 2012A
04/01/42	5.000%	2,500,000	2,806,375
Sutter Health
Series 2011A
08/15/42	6.000%	2,000,000	2,403,620
Various Kaiser
Series 2001C
08/01/31	5.250%	1,100,000	1,231,263

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
City of Marysville Revenue Bonds Fremont-Rideout Health Series 2011
01/01/42	5.250%	$4,000,000	$4,367,480
City of Newport Beach Revenue Bonds Hoag Memorial Presbyterian Hospital Series 2011
12/01/40	6.000%	1,000,000	1,230,360
City of Torrance Revenue Bonds Torrance Memorial Medical Center Series 2010A
09/01/30	5.000%	3,000,000	3,301,560
Sierra View Local Health Care District Revenue Bonds Series 2007
07/01/37	5.250%	3,500,000	3,630,900
Total			82,860,526
INVESTOR OWNED 0.9%
City of Chula Vista
Revenue Bonds
San Diego Gas & Electric Co.
Series 2004D
01/01/34	5.875%	1,000,000	1,178,550
City of Chula Vista (a)
Revenue Bonds
San Diego Gas & Electric Co.
Series 2005D AMT
12/01/27	5.000%	3,500,000	3,818,745
Total			4,997,295
JOINT POWER AUTHORITY 0.4%
California Infrastructure & Economic Development Bank Revenue Bonds California Independent System Operator Series 2009A
02/01/39	6.250%	2,000,000	2,178,700

LOCAL APPROPRIATION 3.0%
Anaheim Public Financing Authority Subordinated Revenue Bonds Public Improvements Project Series 1997C (AGM)
09/01/14	6.000%	2,000,000	2,167,460
City of Modesto Certificate of Participation Community Center Refinancing Project Series 1993A (AMBAC)
11/01/23	5.000%	2,235,000	2,348,739

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
County of San Joaquin Certificate of Participation Capital Facilities Project Series 1993 (NPFGC)
11/15/13	5.500%	$620,000	$638,929
Los Angeles Municipal Improvement Corp.
Revenue Bonds
Capital Equipment
Series 2008A
09/01/24	5.000%	1,000,000	1,104,090
Series 2008B
09/01/38	5.000%	3,000,000	3,220,050
Pico Rivera Public Financing Authority Revenue Bonds Series 2009
09/01/31	5.500%	1,500,000	1,706,160
San Mateo County Board of Education Refunding Certificate of Participation Series 2009
06/01/35	5.250%	2,000,000	2,256,500
Victor Elementary School District Certificate of Participation School Construction Refinancing Series 1996 (NPFGC)
05/01/18	6.450%	3,035,000	3,258,740
Total			16,700,668

LOCAL GENERAL OBLIGATION 6.0%
Central Valley Schools Financing Authority Refunding Revenue Bonds School District General Obligation Bond Program Series 1998A (NPFGC)
02/01/18	6.450%	780,000	850,574
Culver City School Facilities Financing Authority Revenue Bonds Culver City United School District Series 2005 (AGM)
08/01/26	5.500%	1,750,000	2,327,762
East Side Union High School District Unlimited General Obligation Refunding Bonds Series 2003B (NPFGC)
08/01/26	5.250%	2,010,000	2,462,310
Grossmont Healthcare District Unlimited General Obligation Bonds 2006 Election Series 2011B
07/15/34	6.000%	2,000,000	2,461,940
Jefferson Union High School District Unlimited General Obligation Refunding Bonds Series 2000A (NPFGC)
08/01/25	6.450%	1,000,000	1,306,940

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Lakeside Union School District San Diego County Unlimited General Obligation Bonds Series 2009
08/01/33	5.000%	$3,340,000	$3,790,900
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009D
01/01/34	5.000%	750,000	847,568
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC) (c)
08/01/32	0.000%	5,440,000	1,893,120
Menifee Union School District Unlimited General Obligation Bonds Election of 2008 Series 2008A
08/01/33	5.500%	3,125,000	3,634,125
New Haven Unified School District Unlimited General Obligation Refunding Bonds Series 2002 (AGM)
08/01/17	12.000%	1,565,000	2,300,159
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Election of 2006
Series 2012A
08/01/22	5.000%	750,000	837,435
08/01/32	5.500%	2,500,000	2,740,125
Rocklin Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 1995C (NPFGC) (c)
07/01/20	0.000%	3,460,000	2,738,763
San Bernardino Community College District Unlimited General Obligation Bonds Election of 2002 Series 2008A
08/01/33	6.250%	1,000,000	1,211,780
San Marino Unified School District Unlimited General Obligation Bonds Series 1998B
06/01/23	5.000%	1,000,000	1,257,200
Simi Valley Unified School District Refunding Certificate of Participation Capital Improvement Projects Series 1998 (AMBAC)
08/01/22	5.250%	925,000	1,045,296
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2012
08/01/32	5.000%	1,650,000	1,862,801
Total			33,568,798

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY 2.2%
California Housing Finance Agency Revenue Bonds Multifamily Housing III Series 1999A AMT (a)
02/01/36	5.375%	$2,280,000	$2,281,961
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2006
05/15/38	5.000%	2,500,000	2,563,000
Series 2012
05/15/31	5.125%	2,000,000	2,204,740
Revenue Bonds
CHF-Irvine LLC-UCI East Campus
Series 2008
05/15/17	5.000%	1,600,000	1,816,048
University of California Irvine East Campus Apartments
Series 2008
05/15/32	5.750%	1,500,000	1,632,855
Munimae TE Bond Subsidiary LLC Series 2004A-2 AMT (a)(b)(d)
06/29/49	4.900%	2,000,000	1,899,940
Total			12,398,544
MUNICIPAL POWER 3.4%
Anaheim Public Financing Authority Revenue Bonds Anaheim Electric Systems Distribution Series 2009
10/01/25	5.000%	1,000,000	1,145,710
City of Redding Certificate of Participation Series 2008A (AGM)
06/01/27	5.000%	865,000	990,589
City of Riverside Electric Revenue Bonds Series 2008D (AGM)
10/01/28	5.000%	1,325,000	1,481,138
City of Vernon Electric System
Revenue Bonds
Series 2009A
08/01/21	5.125%	2,730,000	3,101,335
Series 2012A
08/01/30	5.000%	1,000,000	1,105,020
Imperial Irrigation District Refunding Revenue Bonds System Series 2011A
11/01/31	6.250%	1,000,000	1,225,130
Los Angeles Department of Water & Power Revenue Bonds Power System Subordinated Series 2008A-1
07/01/38	5.250%	1,750,000	2,011,467

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER (CONTINUED)
Modesto Irrigation District Certificate of Participation Series 2004B
07/01/35	5.500%	$2,000,000	$2,191,620
Sacramento Municipal Utility District Revenue Bonds Series 1997K (AMBAC)
07/01/24	5.250%	2,220,000	2,751,202
Southern California Public Power Authority Revenue Bonds Milford Wind Corridor Project Series 2010-1
07/01/30	5.000%	500,000	573,460
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC)
01/01/29	5.000%	2,500,000	2,589,350
Total			19,166,021
OTHER BOND ISSUE 1.2%
California Infrastructure & Economic Development Bank
Revenue Bonds
Series 2008
02/01/33	5.250%	3,000,000	3,246,060
02/01/38	5.250%	3,050,000	3,261,121
Total			6,507,181
PORTS 1.0%
Port Commission of the City & County of San Francisco Revenue Bonds Series 2010A
03/01/40	5.125%	5,000,000	5,512,300

PREP SCHOOL 0.3%
California Statewide Communities Development Authority Revenue Bonds Aspire Public Schools Series 2010
07/01/30	6.000%	1,430,000	1,530,315

PREPAID GAS 0.3%
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/34	7.000%	1,000,000	1,433,030

REFUNDED / ESCROWED 3.6%
California Health Facilities Financing Authority
Prerefunded 02/01/20 Revenue Bonds
Insured Episcopal Home
Series 2010B
02/01/32	6.000%	2,000,000	2,597,640

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Prerefunded 10/01/18 Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	$30,000	$39,062
City of Pomona Refunding Revenue Bonds Series 1990B Escrowed to Maturity (GNMA/FHLMC)
08/01/23	7.500%	875,000	1,155,656
City of Redding Revenue Bonds Series 1992 Escrowed to Maturity (NPFGC) (e)
07/01/22	12.324%	435,000	634,221
County of Riverside Revenue Bonds Series 1989A Escrowed to Maturity (GNMA) AMT (a)
05/01/21	7.800%	2,500,000	3,705,325
Los Angeles Harbor Department Revenue Bonds Series 1988 Escrowed to Maturity
10/01/18	7.600%	530,000	635,306
Manteca Financing Authority Prerefunded 02/01/13 Revenue Bonds Series 2003B (NPFGC)
12/01/33	5.000%	345,000	358,434
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity (c)
01/01/20	0.000%	12,000,000	10,873,680
Total			19,999,324
RESOURCE RECOVERY 0.9%
California Municipal Finance Authority (a)(b)
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
12/01/15	3.950%	2,100,000	2,101,470
12/01/32	7.500%	2,885,000	3,060,495
Total			5,161,965
RETIREMENT COMMUNITIES 2.3%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/31	6.000%	2,200,000	2,583,878
Series 2012
07/01/47	5.000%	4,000,000	4,296,880
Revenue Bonds
Odd Fellows Home of California
Series 2012A
04/01/42	5.000%	1,000,000	1,095,060
California Statewide Communities Development Authority
Refunding Revenue Bonds
Episcopal Communities and Services

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
Series 2012
05/15/42	5.000%	$1,500,000	$1,636,005
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/39	6.250%	1,500,000	1,694,760
Eskaton Properties, Inc.
Series 2012
11/15/34	5.250%	1,250,000	1,336,762
Total			12,643,345
SINGLE FAMILY 0.6%
California Housing Finance Agency (a)
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) AMT
08/01/30	5.750%	630,000	659,075
Series 2006K AMT
08/01/26	4.625%	2,500,000	2,478,950
02/01/42	5.500%	310,000	321,104
Total			3,459,129
SPECIAL NON PROPERTY TAX 1.0%
Riverside County Transportation Commission Revenue Bonds Limited Tax Series 2010A
06/01/32	5.000%	5,000,000	5,657,200

SPECIAL PROPERTY TAX 17.3%
Anaheim Community Facilities District No. 06-2 Special Tax Bonds Stadium Lofts Series 2007
09/01/37	5.000%	1,000,000	999,960
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/29	7.500%	1,845,000	2,010,257
Southeast Bakersfield
Series 2009B
08/01/29	7.250%	860,000	949,810
Carson Redevelopment Agency Tax Allocation Bonds Housing Series 2010A
10/01/30	5.000%	5,000,000	5,296,600
Cerritos Public Financing Authority Tax Allocation Bonds Los Coyotes Redevelopment Project Loan Series 1993A (AMBAC)
11/01/23	6.500%	2,000,000	2,394,500
Chino Public Financing Authority
Refunding Special Tax Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Series 2012
09/01/30	5.000%	$2,500,000	$2,620,150
09/01/38	5.000%	625,000	638,825
City of Carson Special Assessment Bonds District No. 92-1 Series 1992
09/02/22	7.375%	105,000	105,186
City of Palo Alto Refunding & Improvement Special Assessment Bonds Limited Obligation-University Ave. Series 2012
09/02/29	5.000%	800,000	894,912
City of Redwood Special Tax Bonds Community Facilities District 1 Series 2003B
09/01/28	5.950%	750,000	753,345
City of Yucaipa Refunding Special Tax Bonds Community Facilities District No. 98-1 Series 2011
09/01/30	5.375%	1,500,000	1,640,565
Corona-Norco Unified School District Public Financing Authority Refunding Special Tax Bonds Senior Lien Series 2013-A (f)
09/01/32	5.000%	500,000	551,410
Eastern Municipal Water District
Special Tax Bonds
District No. 2004-27 Cottonwood
Series 2006
09/01/27	5.000%	190,000	193,895
09/01/36	5.000%	480,000	485,151
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/24	6.500%	3,000,000	3,727,050
Elk Grove Unified School District (c)
Refunding Special Tax Bonds
Capital Appreciation-Community Facilities No. 1
Series 1995 (AMBAC)
12/01/18	0.000%	2,720,000	2,063,963
Folsom Redevelopment Agency
Tax Allocation Bonds
Central Folsom Redevelopment Project
Series 2009
08/01/29	5.125%	1,000,000	1,070,330
08/01/36	5.500%	1,000,000	1,082,140

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC)
05/01/23	5.250%	$2,100,000	$2,335,641
Lammersville School District Community Facilities District No. 2002 Special Tax Bonds Mountain House Series 2006
09/01/35	5.125%	1,000,000	1,006,620
Lancaster Financing Authority Subordinated Tax Allocation Bonds No. 5 & 6 Redevelopment Projects Series 2003 (NPFGC)
02/01/17	5.125%	1,270,000	1,346,416
Long Beach Bond Finance Authority Tax Allocation Bonds Series 2006C (AMBAC)
08/01/31	5.500%	3,250,000	3,464,955
Los Angeles Community Redevelopment Agency Tax Allocation Bonds Hollywood Redevelopment Project Series 1998C (NPFGC)
07/01/18	5.375%	1,665,000	1,852,496
Los Angeles County Public Works Financing Authority Refunding Revenue Bonds Senior Lien Series 1996A (AGM)
10/01/18	5.500%	1,780,000	2,003,871
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/35	5.625%	1,300,000	1,456,923
08/01/40	5.750%	2,000,000	2,239,400
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004
06/01/33	5.375%	1,500,000	1,511,985
Oakland Redevelopment Agency Refunding Senior Tax Allocation Bonds Central District Redevelopment Series 1992 (AMBAC)
02/01/14	5.500%	1,565,000	1,605,283
Oceanside Community Facilities District Special Tax Bonds Ocean Ranch Corp. Series 2004
09/01/34	5.875%	1,000,000	1,011,290

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Orange County Community Facilities District Special Tax Bonds Ladera Ranch Series 2004A
08/15/34	5.625%	$850,000	$855,763
Orange Unified School District Community Facilities District No. 2005-2 Special Tax Bonds Del Rio School Facilities Series 2007
09/01/37	5.000%	1,000,000	999,960
Palmdale Civic Authority Refunding Revenue Bonds Redevelopment Project No. 1 Series 2009A
07/01/27	6.000%	4,780,000	5,479,027
Pittsburg Redevelopment Agency Tax Allocation Bonds Los Medanos Community Development Project Series 1999 (AMBAC) (c)
08/01/24	0.000%	2,100,000	1,218,735
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/31	5.000%	1,370,000	1,482,655
09/01/33	5.000%	1,000,000	1,078,920
Rancho Cucamonga Redevelopment Agency Tax Allocation Bonds Housing Set Aside Series 2007A (NPFGC)
09/01/34	5.000%	3,200,000	3,280,128
Riverside Public Financing Authority Unrefunded Revenue Bonds Multiple Loans Series 1991A
02/01/18	8.000%	15,000	15,281
San Diego Redevelopment Agency Tax Allocation Bonds Capital Appreciation Series 2001 (AGM) (c)
09/01/20	0.000%	3,630,000	2,925,199
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay North Redevelopment
Series 2009C
08/01/29	6.000%	1,035,000	1,179,755
08/01/39	6.500%	2,625,000	3,044,554
Mission Bay South Redevelopment
Series 2009D
08/01/29	6.375%	1,000,000	1,118,990
Redevelopment Projects
Series 2009B
08/01/32	6.500%	500,000	576,485

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Series 2011B
08/01/26	6.125%	$500,000	$595,970
08/01/41	6.625%	1,600,000	1,882,736
San Francisco Redevelopment Projects
Series 2009B
08/01/28	6.125%	1,010,000	1,163,449
Series 2011B
08/01/31	6.250%	2,600,000	3,047,642
Santa Monica Redevelopment Agency Tax Allocation Bonds Earthquake Recovery Redevelopment Series 2011
07/01/36	5.875%	1,250,000	1,519,675
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A
08/01/31	7.000%	1,000,000	1,223,610
Sulphur Springs Union School District
Refunding Special Tax Bonds
Community Facilities District No. 2002-1-SE
Series 2012
09/01/30	5.000%	1,270,000	1,377,607
09/01/31	5.000%	1,365,000	1,477,244
09/01/33	5.000%	1,000,000	1,078,920
Temecula Redevelopment Agency
Tax Allocation Bonds
Housing Redevelopment Project No. 1
Series 2011A
08/01/31	6.750%	1,000,000	1,217,450
08/01/39	7.000%	2,100,000	2,546,817
Union City Community Redevelopment Agency Tax Allocation Bonds Subordinated Lien-Community Redevelopment Project Series 2011
12/01/33	6.875%	1,500,000	1,839,465
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996
09/01/17	6.000%	2,905,000	3,195,703
Yorba Linda Redevelopment Agency
Tax Allocation Bonds
Subordinated Lien-Redevelopment Project
Series 2011A
09/01/26	6.000%	1,000,000	1,194,830
09/01/32	6.500%	2,000,000	2,389,040
Total			96,318,539
STATE APPROPRIATED 6.5%
California State Public Works Board
Refunding Revenue Bonds
Department of Corrections State Prisons
Series 1993A (AMBAC)
12/01/19	5.000%	6,000,000	6,787,920
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED (CONTINUED)
Department of Mental Health Coalinga
Series 2004A-A
06/01/19	5.500%	$1,500,000	$1,590,210
Judicial Council Projects
Series 2011D
12/01/31	5.000%	5,100,000	5,801,301
State University Projects
Series 2011B
10/01/31	5.000%	1,200,000	1,351,176
Various Capital Projects
Series 2011A
10/01/31	5.125%	5,000,000	5,723,250
Series 2012A
04/01/32	5.000%	5,000,000	5,688,600
Subordinated Series 2009I-1
11/01/29	6.125%	5,000,000	6,108,700
Subordinated Series 2010A-1
03/01/35	6.000%	2,750,000	3,371,857
Total			36,423,014
STATE GENERAL OBLIGATION 17.2%
State of California
Unlimited General Obligation Bonds
Series 2003
02/01/20	5.250%	1,250,000	1,561,888
Series 2003 (AMBAC)
02/01/27	5.000%	1,140,000	1,453,181
Series 2004
02/01/22	5.000%	1,000,000	1,045,070
Series 2006
10/01/36	4.500%	2,500,000	2,632,750
Series 2008
08/01/34	5.000%	3,000,000	3,399,660
Series 2010
11/01/29	5.200%	1,000,000	1,194,400
Various Purpose
Series 2003
11/01/24	5.125%	2,000,000	2,068,600
Series 2005
03/01/32	5.000%	1,000,000	1,099,880
Series 2007
12/01/28	5.000%	1,000,000	1,139,170
12/01/31	5.000%	3,500,000	3,934,980
12/01/32	5.000%	5,000,000	5,555,950
Series 2009
04/01/25	5.625%	500,000	597,690
10/01/29	5.000%	4,500,000	5,180,760
04/01/31	5.750%	2,750,000	3,257,733
04/01/35	6.000%	4,000,000	4,838,560
04/01/38	6.000%	10,500,000	12,581,100
11/01/39	5.500%	4,965,000	5,774,096
Series 2010
03/01/24	5.250%	1,000,000	1,205,720
03/01/30	5.250%	1,000,000	1,182,470
03/01/33	6.000%	4,000,000	4,974,040
03/01/40	5.500%	4,800,000	5,610,528
Unlimited General Obligation Refunding Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE GENERAL OBLIGATION (CONTINUED)
Series 2005
05/01/29	4.625%	$2,000,000	$2,081,200
Series 2012
02/01/38	5.000%	5,000,000	5,678,050
Various Purpose
Series 2008
04/01/33	5.125%	3,500,000	3,966,200
04/01/38	5.000%	12,110,000	13,512,459
Unrefunded Unlimited General Obligation Bonds
Series 2000
05/01/26	5.625%	160,000	160,659
Series 2004
04/01/29	5.300%	2,000	2,090
Total			95,688,884
TRANSPORTATION 0.2%
Alameda Corridor Transportation Authority Refunding Revenue Bonds Senior Lien Series 2013-A (f)
10/01/26	5.000%	1,000,000	1,207,050

TURNPIKE / BRIDGE / TOLL ROAD 2.2%
Bay Area Toll Authority Revenue Bonds San Francisco Bay Area Series 2008F1
04/01/47	5.125%	2,500,000	2,847,350
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 1999
01/15/40	5.750%	5,500,000	5,502,420
Revenue Bonds
Senior Lien
Series 1995A (NPFGC)
01/01/35	5.000%	2,000,000	1,999,880
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993
01/01/33	5.000%	1,700,000	1,676,727
Total			12,026,377
WATER & SEWER 2.5%
City of Big Bear Lake Water Refunding Revenue Bonds Series 1996 (NPFGC)
04/01/15	6.000%	1,040,000	1,084,814
City of Lodi Certificate of Participation Series 2007A (AGM)
10/01/37	5.000%	1,250,000	1,349,012

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Eastern Municipal Water District Certificate of Participation Series 2008H
07/01/33	5.000%	$1,000,000	$1,131,080
Rowland Water District Certificate of Participation Recycled Water Project Series 2008
12/01/39	6.250%	2,235,000	2,646,821
San Diego Public Facilities Financing Authority Sewer
Revenue Bonds
Senior Series 2009A
05/15/34	5.250%	1,500,000	1,724,490
05/15/39	5.250%	3,000,000	3,415,440
San Diego Public Facilities Financing Authority Revenue Bonds Series 2009B
08/01/34	5.375%	2,000,000	2,350,860
Total			13,702,517
Total Municipal Bonds (Cost: $471,888,460)			$534,085,884

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes 1.5%
VARIABLE RATE DEMAND NOTES 1.5%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Hebrew Home Aged Disabled VRDN Series 2005 (Wells Fargo Bank) (e)(g)
11/15/35	0.050%	1,475,000	$1,475,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)
VARIABLE RATE DEMAND NOTES (CONTINUED)
Antelope Valley-East Kern Water Agency Certificate of Participation VRDN Series 2008A-2 (Wells Fargo Bank) (e)(g)
06/01/37	0.080%	$3,000,000	$3,000,000
California Health Facilities Finance Authority Revenue Bonds Adventist Health System West VRDN Series 2009-B (U.S. Bank) (e)(g)
09/01/38	0.050%	1,500,000	1,500,000
California Pollution Control Financing Authority Refunding Revenue Bonds Pacific Gas & Electric Co. VRDN Series 1996C (JP Morgan Chase Bank) (e)(g)
11/01/26	0.070%	2,500,000	2,500,000
Total			8,475,000
Total Floating Rate Notes (Cost: $8,475,000)			$8,475,000

		Shares	Value

Money Market Funds 1.4%
Dreyfus General California Municipal Money Market Fund, 0.000% (h)		2,211,911	$2,211,911
JPMorgan Tax Free Money Market Fund, 0.010% (h)		5,664,357	5,664,357

Total Money Market Funds (Cost: $7,876,268)			$7,876,268

Total Investments
(Cost: $488,239,728) (i)			$550,437,152(j)
Other Assets & Liabilities, Net			5,851,530
Net Assets			$556,288,682

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2013 was $8,832,380, representing 1.59% of net assets.  Information concerning such security holdings at January 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
12/01/15 3.950%	12-22-11	2,100,000
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
12/01/32 7.500%	12-22-11	2,885,000
California Statewide Communities Development Authority
Revenue Bonds
San Francisco Art Institute
Series 2002
04/01/32 7.375%	07-05-02	1,750,000
Munimae TE Bond Subsidiary LLC
Series 2004A-2 AMT
06/29/49 4.900%	10-15-04	2,000,000

(c)	Zero coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $1,899,940 or 0.34% of net assets.

(e)	Variable rate security.
(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2013.
(i)

At January 31, 2013, the cost of securities for federal income tax purposes was approximately $488,240,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$62,857,000
Unrealized Depreciation	(660,000)
Net Unrealized Appreciation	$62,197,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	534,085,884	—	534,085,884
Total Bonds	—	534,085,884	—	534,085,884
Short-Term Securities
Floating Rate Notes	—	8,475,000	—	8,475,000
Total Short-Term Securities	—	8,475,000	—	8,475,000
Other
Money Market Funds	7,876,268	—	—	7,876,268
Total Other	7,876,268	—	—	7,876,268
Total	7,876,268	542,560,884	—	550,437,152

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Connecticut Intermediate Municipal Bond Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.1%
DISPOSAL 0.8%
New Haven Solid Waste Authority Revenue Bonds Series 2008
06/01/23	5.125%	$1,520,000	$1,758,868
HIGHER EDUCATION 10.8%
Connecticut State Health & Educational Facility Authority
Refunding Revenue Bonds
Connecticut State University
Series 2012L
11/01/23	4.000%	2,065,000	2,311,003
Sacred Heart University
Series 2012H (AGM)
07/01/19	5.000%	2,350,000	2,753,237
Revenue Bonds
Fairfield University
Series 2008N
07/01/18	5.000%	2,120,000	2,476,944
07/01/22	5.000%	2,500,000	2,903,100
Quinnipiac University
Series 2007I (NPFGC)
07/01/22	5.000%	2,000,000	2,306,460
Quinnipiac University Health & Education
Series 2007 (NPFGC)
07/01/28	5.000%	2,000,000	2,273,000
Sacred Heart University
Series 2011G
07/01/20	5.000%	1,190,000	1,353,958
Trinity College
Series 1998F (NPFGC)
07/01/21	5.500%	500,000	603,940
Series 2004H (NPFGC)
07/01/25	5.000%	540,000	569,360
Yale University
Series 1997T-1
07/01/29	4.700%	4,800,000	5,397,072
Total			22,948,074
HOSPITAL 10.9%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Bridgeport Hospital
Series 2012D
07/01/22	5.000%	1,400,000	1,641,976
Health System Catholic East
Series 2010
11/15/29	4.750%	3,420,000	3,789,463
Hospital for Special Care
Series 2007C (RAD)
07/01/17	5.250%	500,000	545,660
07/01/20	5.250%	1,235,000	1,327,934
07/01/27	5.250%	750,000	782,648
Lawrence & Memorial Hospital
Series 2011S
07/01/15	5.000%	850,000	939,156
Middlesex Hospital

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Series 2006M (AGM)
07/01/27	4.875%	$500,000	$546,800
Series 2011N
07/01/17	5.000%	1,175,000	1,337,420
07/01/20	5.000%	1,365,000	1,581,666
07/01/21	5.000%	1,000,000	1,158,240
Stamford Hospital
Series 2012J
07/01/19	4.000%	1,435,000	1,581,083
07/01/20	5.000%	1,525,000	1,767,063
Western Connecticut Health Network
Series 2011
07/01/19	5.000%	1,760,000	2,028,330
07/01/20	5.000%	1,630,000	1,881,607
William W Backus Hospital
Series 2005G (AGM)
07/01/24	5.000%	2,060,000	2,199,256
Total			23,108,302
HUMAN SERVICE PROVIDER 0.1%
Connecticut State Health & Educational Facility Authority Revenue Bonds Village Families & Children Series 2002A (AMBAC)
07/01/23	5.000%	260,000	261,219
INVESTOR OWNED 2.6%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	5,000,000	5,459,350
JOINT POWER AUTHORITY 2.4%
Connecticut Municipal Electric Energy Cooperative
Revenue Bonds
Series 2006A (AMBAC)
01/01/22	5.000%	2,000,000	2,239,340
Series 2009A (AGM)
01/01/17	5.000%	1,525,000	1,767,002
Series 2012A
01/01/27	5.000%	1,000,000	1,187,260
Total			5,193,602
LOCAL GENERAL OBLIGATION 28.3%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2004C (NPFGC)
08/15/17	5.250%	1,500,000	1,734,060
08/15/21	5.500%	1,125,000	1,367,122
Series 2012B
08/15/19	4.000%	3,000,000	3,316,410

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
City of Danbury Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC/FGIC)
08/01/16	4.750%	$1,270,000	$1,361,237
City of Hartford
Unlimited General Obligation Bonds
Series 2006 (AMBAC)
07/15/22	5.000%	600,000	670,260
Series 2009A (AGM)
08/15/17	5.000%	695,000	825,028
Series 2011A
04/01/22	5.250%	1,325,000	1,622,211
04/01/23	5.250%	1,325,000	1,603,820
04/01/24	5.250%	1,325,000	1,594,783
Unlimited General Obligation Refunding Bonds
Series 2005C (NPFGC)
09/01/19	5.000%	2,085,000	2,516,553
City of New Britain Unlimited General Obligation Bonds Series 2006 (AMBAC)
04/15/17	5.000%	1,165,000	1,334,869
City of New Haven
Unlimited General Obligation Bonds
Series 2011 (AGM)
08/01/18	5.000%	820,000	959,589
Unlimited General Obligation Refunding Bonds
Series 2008 (AGM)
11/01/18	5.000%	4,260,000	5,012,060
Unrefunded Unlimited General Obligation Bonds
Series 2003A (NPFGC/FGIC)
11/01/16	5.250%	1,830,000	1,914,198
City of New London Unlimited General Obligation Refunding Bonds Series 2003C (AMBAC)
02/01/17	5.000%	1,290,000	1,294,954
City of Stamford Unlimited General Obligation Refunding Bonds Series 2003B
08/15/17	5.250%	1,125,000	1,349,269
City of West Haven Unlimited General Obligation Bonds Series 2012 (AGM)
08/01/17	4.000%	2,215,000	2,376,872
Regional School District No. 15
Limited General Obligation Refunding Bonds
Series 2003 (NPFGC/FGIC)
02/01/15	5.000%	1,105,000	1,200,770
02/01/16	5.000%	1,025,000	1,152,459
Town of East Haven Unlimited General Obligation Refunding Bonds Series 2003 (NPFGC)
09/01/15	5.000%	640,000	700,813
Town of Fairfield
Unlimited General Obligation Refunding Bonds
Series 2004

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
01/01/16	4.500%	$1,690,000	$1,751,905
Series 2008
01/01/20	5.000%	1,000,000	1,245,480
01/01/22	5.000%	500,000	634,080
Town of Guilford
Refunding Unlimited General Obligation Bonds
Series 2012-A
08/15/25	3.000%	970,000	998,751
Series 2012-A
08/15/26	3.000%	960,000	979,786
Town of New Milford Unlimited General Obligation Bonds Series 2004 (AMBAC)
01/15/16	5.000%	1,025,000	1,159,050
Town of Newtown Unlimited General Obligation Refunding Bonds Series 2010
07/01/20	4.500%	1,500,000	1,822,935
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/24	4.750%	1,150,000	1,472,195
07/15/25	4.750%	1,150,000	1,480,130
Town of Ridgefield Unlimited General Obligation Refunding Bonds Series 2009
09/15/20	5.000%	2,130,000	2,702,224
Town of Trumbull
Unlimited General Obligation Bonds
Series 2012
09/01/19	3.000%	1,070,000	1,176,807
09/01/20	3.000%	1,070,000	1,172,559
09/01/21	3.000%	1,070,000	1,155,654
Unlimited General Obligation Refunding Bonds
Series 2009
09/15/20	4.000%	575,000	661,141
09/15/21	4.000%	600,000	681,684
Town of Watertown
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
08/01/17	5.000%	1,060,000	1,252,782
Series 2009B
07/01/17	5.000%	2,000,000	2,359,980
Town of Weston Unlimited General Obligation Bonds Series 2004
07/15/15	5.250%	1,300,000	1,453,803
Town of Westport Unlimited General Obligation Refunding Bonds Series 2003
08/15/18	5.000%	1,200,000	1,254,168

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Town of Windham Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC)
06/15/15	5.000%	$785,000	$869,081
Total			60,191,532
MULTI-FAMILY 1.1%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/22	5.000%	1,035,000	1,120,853
06/01/23	5.000%	1,085,000	1,168,534
Total			2,289,387
MUNICIPAL POWER 0.2%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	315,000	365,561
NURSING HOME 0.7%
Connecticut State Development Authority
Revenue Bonds
Alzheimer’s Resource Center Project
Series 2007
08/15/21	5.400%	500,000	532,025
Alzheimers Residence Center, Inc. Project
Series 2007
08/15/17	5.200%	870,000	936,555
Total			1,468,580
POOL / BOND BANK 1.1%
State of Connecticut
Refunding Revenue Bonds
Revolving Fund
Series 2003B
10/01/15	5.000%	1,000,000	1,121,320
Series 2009C
10/01/18	5.000%	1,000,000	1,220,870
Total			2,342,190
PREP SCHOOL 3.7%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Greenwich Academy
Series 2007E (AGM)
03/01/26	5.250%	2,770,000	3,421,061
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/27	5.250%	1,670,000	2,203,933
Miss Porters School Issue
Series 2006B (AMBAC)
07/01/29	4.500%	600,000	645,600
Taft School Corp. (The)
Series 2012-I

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PREP SCHOOL (CONTINUED)
07/01/17	2.000%	$1,505,000	$1,572,514
Total			7,843,108
REFUNDED / ESCROWED 3.6%
City of New Haven Prerefunded 11/01/13 Unlimited General Obligation Bonds Series 2003A (FGIC)
11/01/16	5.250%	170,000	178,084
Puerto Rico Highway & Transportation Authority Prerefunded Revenue Bonds Series 2005BB (AGM) Escrowed to Maturity (a)
07/01/22	5.250%	895,000	1,164,493
State of Connecticut
Prerefunded 08/15/13 Unlimited General Obligation Bonds
Series 2003E
08/15/21	5.000%	1,000,000	1,025,540
Prerefunded 10/01/13 Revenue Bonds
Revolving Fund
Series 2003A
10/01/19	5.000%	4,290,000	4,425,350
Special Tax Bonds
Transportation Infrastructure
Series 2003B (NPFGC/FGIC)
01/01/23	5.000%	800,000	834,392
Total			7,627,859
SINGLE FAMILY 4.3%
Connecticut Housing Finance Authority
Revenue Bonds
Subordinated Series 2012-F-1
05/15/23	2.450%	1,455,000	1,455,437
Subordinated Series 2008B-1
11/15/23	4.750%	3,000,000	3,246,120
Subordinated Series 2009B-1
11/15/24	4.550%	4,000,000	4,374,360
Total			9,075,917
SPECIAL NON PROPERTY TAX 8.3%
State of Connecticut Special Tax Revenue Bonds Transportation Infrastructure Series 2009A
12/01/19	4.500%	3,765,000	4,529,257
State of Connecticut
Refunding Special Tax Bonds
2nd Lien Transportation Infrastructure
Series 2009-1
02/01/17	4.250%	3,000,000	3,411,720
02/01/19	5.000%	3,450,000	4,196,959
Transportation Infrastructure
Series 2004B (AMBAC)
07/01/18	5.250%	2,250,000	2,750,288

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	$550,000	$618,987
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (a)
10/01/25	5.000%	2,020,000	2,204,365
Total			17,711,576
SPECIAL PROPERTY TAX 1.6%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/22	7.000%	2,921,000	3,336,980
STATE APPROPRIATED 2.7%
Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds Connecticut State University System Series 2007I (AGM)
11/01/17	5.250%	1,000,000	1,190,770
University of Connecticut
Revenue Bonds
Series 2007A
04/01/24	4.000%	2,100,000	2,252,082
Series 2009A
02/15/23	5.000%	2,000,000	2,363,020
Total			5,805,872
STATE GENERAL OBLIGATION 10.7%
Connecticut Housing Finance Authority
Revenue Bonds
State Supported Special Obligation
Series 2009-10
06/15/18	5.000%	1,755,000	2,079,447
06/15/19	5.000%	1,840,000	2,211,349

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE GENERAL OBLIGATION (CONTINUED)
State of Connecticut
Unlimited General Obligation Bonds
Series 2005D (NPFGC/FGIC)
11/15/23	5.000%	$4,000,000	$4,481,160
Series 2008B
04/15/22	5.000%	5,415,000	6,349,845
Series 2012E
09/15/28	4.000%	4,000,000	4,452,320
Unlimited General Obligation Refunding Bonds
Series 2005B (AMBAC)
06/01/20	5.250%	600,000	754,452
Series 2006E
12/15/20	5.000%	2,000,000	2,306,960
Total			22,635,533
WATER & SEWER 3.2%
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/22	5.250%	1,370,000	1,748,052
08/01/23	5.250%	500,000	643,310
Series 2012-27
08/01/29	5.000%	2,945,000	3,531,084
South Central Connecticut Regional Water Authority (b)
Revenue Bonds
18th Series 2003B (NPFGC)
08/01/29	5.250%	750,000	864,210
Total			6,786,656
Total Municipal Bonds (Cost: $189,829,975)			$206,210,166

	Shares	Value

Money Market Funds 2.2%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (c)	1,000,007	$1,000,007
JPMorgan Tax Free Money Market Fund, 0.010% (c)	3,588,943	3,588,943
Total Money Market Funds (Cost: $4,588,950)		$4,588,950
Total Investments
(Cost: $194,418,925) (d)		$210,799,116(e)
Other Assets & Liabilities, Net		1,460,322
Net Assets		$212,259,438

Notes to Portfolio of Investments
(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2013, the value of these securities amounted to $4,353,406 or 2.05% of net assets.

(b)	Variable rate security.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2013.

(d)

At January 31, 2013, the cost of securities for federal income tax purposes was approximately $194,419,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$16,430,000
Unrealized Depreciation	(50,000)
Net Unrealized Appreciation	$16,380,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
RAD	Radian Asset Assurance, Inc.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	206,210,166	—	206,210,166
Total Bonds	—	206,210,166	—	206,210,166
Other
Money Market Funds	4,588,950	—	—	4,588,950
Total Other	4,588,950	—	—	4,588,950
Total	4,588,950	206,210,166	—	210,799,116

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Connecticut Tax-Exempt Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 95.8%
DISPOSAL 2.2%
New Haven Solid Waste Authority Revenue Bonds Series 2008
06/01/28	5.375%	$1,750,000	$2,024,575
HIGHER EDUCATION 15.1%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Connecticut College
Series 2011H-1
07/01/41	5.000%	1,625,000	1,832,886
Series 2012I
07/01/31	5.000%	700,000	817,845
Fairfield University
Series 2008N
07/01/27	4.750%	1,000,000	1,109,380
Series 2010O
07/01/40	5.000%	1,000,000	1,102,700
Quinnipiac University
Series 2007I (NPFGC)
07/01/28	4.375%	1,015,000	1,072,855
Sacred Heart University
Series 2011G
07/01/31	5.375%	500,000	557,020
Trinity College
Series 1998F (NPFGC)
07/01/21	5.500%	2,000,000	2,415,760
Series 2007J (NPFGC)
07/01/37	4.500%	1,500,000	1,551,945
Yale University
Series 2003X-1
07/01/42	5.000%	2,000,000	2,037,780
University of Connecticut Refunding Revenue Bonds Student Fees Series 2012-A
11/15/21	5.000%	980,000	1,232,752
Total			13,730,923
HOSPITAL 19.0%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Ascension Health Senior Center
Series 2010
11/15/40	5.000%	2,500,000	2,803,900
Danbury Hospital
Series 2006H (AMBAC)
07/01/33	4.500%	2,000,000	2,017,340
Hartford Healthcare
Series 2011A
07/01/32	5.000%	500,000	555,410
Hartford Healthcare Corp.
Series 2011A
07/01/41	5.000%	1,500,000	1,624,080
Lawrence & Memorial Hospital
Series 2011S

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
07/01/22	5.000%	$1,810,000	$2,120,035
07/01/31	5.000%	1,425,000	1,578,530
Middlesex Hospital
Series 2011N
07/01/24	5.000%	425,000	480,543
07/01/26	5.000%	900,000	1,009,854
Stamford Hospital
Series 2012J
07/01/37	5.000%	1,000,000	1,092,560
Western Connecticut Health
Series 2011M
07/01/41	5.375%	1,500,000	1,712,865
Western Connecticut Health Network
Series 2011
07/01/29	5.000%	1,000,000	1,106,200
Yale-New Haven Hospital
Series 2010M
07/01/40	5.500%	1,000,000	1,156,470
Total			17,257,787
HUMAN SERVICE PROVIDER 0.3%
Connecticut State Health & Educational Facility Authority Revenue Bonds Village Families & Children Series 2002A (AMBAC)
07/01/23	5.000%	255,000	256,196
INVESTOR OWNED 1.8%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	1,500,000	1,637,805
LOCAL GENERAL OBLIGATION 14.5%
City of Bridgeport Unlimited General Obligation Refunding Bonds Series 2004C (NPFGC)
08/15/19	5.500%	1,500,000	1,801,845
City of Hartford Unlimited General Obligation Bonds Series 2012A
04/01/32	5.000%	350,000	399,395
City of New Britain Unlimited General Obligation Bonds Series 2006 (AMBAC)
04/15/21	5.000%	1,160,000	1,399,981
City of Stamford
Unlimited General Obligation Refunding Bonds
Series 2003B
08/15/16	5.250%	1,000,000	1,161,430
City of Stamford (a)
Unlimited General Obligation Bonds
Series 2013

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
02/01/21	4.000%	$1,000,000	$1,185,980
City of West Haven Unlimited General Obligation Bonds Series 2012 (AGM)
08/01/25	5.000%	1,000,000	1,112,910
Town of Cheshire Unlimited General Obligation Refunding Bonds Series 2001B
08/01/14	5.000%	1,000,000	1,070,520
Town of East Hartford Unlimited General Obligation Refunding Bonds Series 2003 (NPFGC/FGIC)
05/01/15	5.250%	1,000,000	1,102,190
Town of Granby Unlimited General Obligation Bonds Series 2006
02/15/26	5.000%	540,000	716,353
Town of North Haven Unlimited General Obligation Bonds Series 2007
07/15/26	4.750%	1,150,000	1,495,230
Town of Suffield Unlimited General Obligation Refunding Bonds Series 2005
06/15/20	5.000%	1,400,000	1,752,618
Total			13,198,452
MULTI-FAMILY 1.2%
Bridgeport Housing Authority Revenue Bonds Custodial Receipts Energy Performance Series 2009
06/01/30	5.600%	1,000,000	1,092,530
NURSING HOME 3.3%
Connecticut State Development Authority
Revenue Bonds
Alzheimer’s Resource Center Project
Series 2007
08/15/21	5.400%	500,000	532,025
08/15/27	5.500%	2,375,000	2,496,339
Total			3,028,364
OTHER BOND ISSUE 0.6%
New Haven Parking Authority Refunding Revenue Bonds Series 2002 (AMBAC)
12/01/15	5.375%	500,000	532,425

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
POOL / BOND BANK 1.3%
State of Connecticut Revenue Bonds Revolving Fund Series 2009A
06/01/26	5.000%	$1,000,000	$1,179,950
PREP SCHOOL 5.7%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/25	5.250%	2,035,000	2,637,991
07/01/26	5.250%	1,045,000	1,367,341
Miss Porters School Issue
Series 2006B (AMBAC)
07/01/36	5.000%	1,075,000	1,181,973
Total			5,187,305
REFUNDED / ESCROWED 2.3%
City of New Haven Unlimited General Obligation Bonds Series 2002C Escrowed to Maturity (NPFGC)
11/01/20	5.000%	10,000	10,420
Puerto Rico Public Finance Corp. (c)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	450,000	624,942
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	1,050,000	1,458,198
Total			2,093,560
RESOURCE RECOVERY 1.7%
Connecticut Resources Recovery Authority Refunding Revenue Bonds American Fuel Co. Series 2001A-II AMT (b)
11/15/15	5.500%	1,500,000	1,514,715
SINGLE FAMILY 2.0%
Connecticut Housing Finance Authority (b)
Revenue Bonds
Housing Mortgage Finance Program
Subordinated Series 2006A-1 AMT
11/15/36	4.875%	760,000	779,502
Subordinated Revenue Bonds
Series 2012B-2 AMT
11/15/32	4.050%	1,000,000	1,027,620
Total			1,807,122
SPECIAL NON PROPERTY TAX 8.1%
Puerto Rico Sales Tax Financing Corp. (c)
1st Subordinated Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Series 2010C
08/01/41	5.250%	$500,000	$527,225
Revenue Bonds
1st Subordinated
Series 2009A
08/01/37	5.750%	1,500,000	1,621,320
State of Connecticut Refunding Special Tax Bonds Transportation Infrastructure Series 2004B (AMBAC)
07/01/18	5.250%	2,000,000	2,444,700
Territory of Guam (c)
Revenue Bonds
Section 30
Series 2009A
12/01/34	5.750%	2,150,000	2,415,246
Series 2011A
01/01/42	5.125%	330,000	367,283
Total			7,375,774
SPECIAL PROPERTY TAX 0.9%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	750,000	856,627
STATE APPROPRIATED 7.2%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
State Supported Child Care
Series 2011
07/01/28	5.000%	1,030,000	1,181,369
07/01/29	5.000%	860,000	982,266
State of Connecticut Certificate of Participation Juvenile Training School Series 2001
12/15/25	4.750%	2,500,000	2,551,250
University of Connecticut
Revenue Bonds
Series 2009A
02/15/28	5.000%	500,000	591,795
Series 2010A
02/15/29	5.000%	1,000,000	1,191,060
Total			6,497,740
STATE GENERAL OBLIGATION 2.8%
Connecticut Housing Finance Authority Revenue Bonds State Supported Special Obligation Series 2009-10
06/15/28	5.000%	750,000	841,935

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE GENERAL OBLIGATION (CONTINUED)
State of Connecticut Unlimited General Obligation Bonds Series 2001C (AGM)
12/15/15	5.500%	$1,500,000	$1,711,890
Total			2,553,825
WATER & SEWER 5.8%
Greater New Haven Water Pollution Control Authority Revenue Bonds Series 2008A (AGM)
11/15/28	4.750%	600,000	673,260
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/23	5.250%	1,000,000	1,286,620
20th Series 2007A (NPFGC)
08/01/24	5.250%	1,000,000	1,303,320
Revenue Bonds
20th Series 2005 (NPFGC)
08/01/30	5.000%	1,870,000	2,021,750
Total			5,284,950
Total Municipal Bonds (Cost: $78,595,367)			$87,110,625

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes 2.4%
Connecticut Housing Finance Authority Revenue Bonds VRDN Series 2010F-1 (d)
11/15/35	0.120%	700,000	$700,000
Connecticut State Health & Educational Facility Authority Revenue Bonds Choate Rosemary Hall VRDN Series 2008D (JPMorgan Chase Bank) (d)(e)
07/01/37	0.090%	1,500,000	1,500,000
Total			2,200,000
Total Floating Rate Notes (Cost: $2,200,000)			$2,200,000

	Shares	Value

Money Market Funds 2.3%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (f)	1,250,005	$1,250,005
JPMorgan Municipal Money Market Fund, 0.000% (f)	879,348	879,348
Total Money Market Funds (Cost: $2,129,353)		$2,129,353
Total Investments (Cost: $82,924,720) (g)		$91,439,978(h)
Other Assets & Liabilities, Net		(492,634)
Net Assets		$90,947,344

Notes to Portfolio of Investments
(a)	Represents a security purchased on a when-issued or delayed delivery basis.
(b)	Income from this security may be subject to alternative minimum tax.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2013, the value of these securities amounted to $7,014,214 or 7.71% of net assets.

(d)	Interest rate varies to reflect current market conditions; rate shown is the effective rate on January 31, 2013.
(e)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2013.
(g)

At January 31, 2013, the cost of securities for federal income tax purposes was approximately $82,925,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$8,553,000
Unrealized Depreciation	(38,000)
Net Unrealized Appreciation	$8,515,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	87,110,625	—	87,110,625
Total Bonds	—	87,110,625	—	87,110,625
Short-Term Securities
Floating Rate Notes	—	2,200,000	—	2,200,000
Total Short-Term Securities	—	2,200,000	—	2,200,000
Other
Money Market Funds	2,129,353	—	—	2,129,353
Total Other	2,129,353	—	—	2,129,353
Total	2,129,353	89,310,625	—	91,439,978

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Intermediate Municipal Bond Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.1%
ALABAMA 0.5%
Alabama 21st Century Authority Revenue Bonds Series 2012A
06/01/19	5.000%	$1,750,000	$2,047,850
Alabama Public School & College Authority Refunding Revenue Bonds Series 2009A
05/01/19	5.000%	10,000,000	12,191,800
Total			14,239,650
ALASKA 1.2%
City of Valdez
Refunding Revenue Bonds
BP Pipelines Project
Series 2003B
01/01/21	5.000%	19,460,000	23,603,423
BP Pipelines, Inc. Project
Series 2001
01/01/18	5.000%	8,000,000	9,363,680
Total			32,967,103
ARIZONA 1.5%
Arizona School Facilities Board Certificate of Participation Series 2008
09/01/15	5.500%	7,500,000	8,443,275
City of Tucson Unlimited General Obligation Refunding Bonds Series 1998
07/01/18	5.500%	4,760,000	5,830,238
Maricopa County High School District No. 210-Phoenix Unlimited General Obligation Refunding Bonds Series 2003 (NPFGC)
07/01/15	5.000%	6,300,000	6,960,807
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2007A
07/01/18	5.000%	3,500,000	3,953,565
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Arizona Public Service Co. Series 2009D
05/01/29	6.000%	10,000,000	10,559,300
Salt River Project Agricultural Improvement & Power District Revenue Bonds Series 2009A
01/01/22	5.000%	1,000,000	1,189,950

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ARIZONA (CONTINUED)
State of Arizona Certificate of Participation Department of Administration Series 2010A (AGM)
10/01/18	5.000%	$5,000,000	$5,919,700
Total			42,856,835
ARKANSAS 0.2%
County of Independence Refunding Revenue Bonds Entergy Mississippi, Inc. Project Series 1999 (AMBAC)
07/01/22	4.900%	4,600,000	4,754,928
CALIFORNIA 11.3%
California Health Facilities Financing Authority
Revenue Bonds
Catholic Healthcare West
Series 2009F
07/01/27	5.000%	3,000,000	3,160,950
St. Joseph Health System
Series 2009B
07/01/18	5.000%	10,445,000	12,384,741
California Municipal Finance Authority Revenue Bonds Biola University Series 2008
10/01/23	5.625%	3,000,000	3,334,710
California State Department of Water Resources Revenue Bonds Power Supply Series 2008H
05/01/21	5.000%	5,000,000	5,998,250
California State Public Works Board
Refunding Revenue Bonds
Department of Corrections and Rehab
Series 2006F (NPFGC/FGIC)
11/01/18	5.250%	4,000,000	4,732,480
Various Capital Projects
Series 2012G
11/01/28	5.000%	5,510,000	6,410,059
Revenue Bonds
Department of Mental Health Coalinga
Series 2004A-A
06/01/19	5.500%	2,000,000	2,120,280
Various Capital Projects
Series 2011A
10/01/22	5.250%	3,395,000	4,128,048
Series 2012A
04/01/28	5.000%	10,000,000	11,548,700

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
California State University Revenue Bonds Systemwide Series 2008A (AGM)
11/01/22	5.000%	$5,000,000	$5,844,950
City of Fresno Sewer System Revenue Bonds Series 1993A-1 (AMBAC)
09/01/19	5.250%	5,000,000	5,775,400
City of Vernon Electric System Revenue Bonds Series 2009A
08/01/21	5.125%	10,435,000	11,854,369
County of Sacramento Airport System Revenue Bonds Series 2009B
07/01/24	5.000%	1,000,000	1,155,440
Los Angeles Unified School District Unlimited General Obligation Bonds Election of 2005 Series 2007E (AGM)
07/01/20	5.000%	6,230,000	7,292,527
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC) (a)
08/01/24	0.000%	5,000,000	2,957,700
Monrovia Unified School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
08/01/21	5.250%	5,600,000	6,815,760
Oakland Unified School District Unlimited General Obligation Bonds Election of 2006 Series 2009A
08/01/29	6.125%	14,500,000	16,560,015
Orange County Public Financing Authority Refunding Revenue Bonds Series 2005 (NPFGC)
07/01/16	5.000%	10,000,000	11,343,800
Oxnard Financing Authority Revenue Bonds Redwood Trunk Sewer & Headworks Series 2004A (NPFGC/FGIC)
06/01/29	5.000%	3,795,000	3,890,330
Pico Rivera Water Authority Revenue Bonds Water System Project Series 1999A (NPFGC)
05/01/29	5.500%	3,000,000	3,239,940

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Rancho Santiago Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2002 Series 2006C (AGM) (a)
09/01/31	0.000%	$28,000,000	$12,607,840
Sacramento Municipal Utility District
Refunding Revenue Bonds
Series 2005 (AMBAC)
07/01/14	5.250%	6,680,000	7,015,737
Revenue Bonds
Cosumnes Project
Series 2006 (NPFGC)
07/01/29	5.125%	7,035,000	7,472,155
San Francisco City & County Airports Commission Revenue Bonds Series 2010A
05/01/29	4.900%	5,000,000	5,709,150
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity (a)
01/01/25	0.000%	22,405,000	16,663,495
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation Election of 2005 Series 2006A (NPFGC) (a)
09/01/20	0.000%	9,310,000	8,019,727
Southern California Public Power Authority
Revenue Bonds
Project No. 1
Series 2007A
11/01/22	5.250%	2,500,000	2,913,225
Windy Point/Flats Project 1
Series 2010
07/01/28	5.000%	10,000,000	11,814,600
Windy Point/Windy Flats Project
Series 2010-1
07/01/30	5.000%	15,875,000	18,686,462
State of California
Unlimited General Obligation Bonds
Series 2002 (AMBAC)
02/01/18	6.000%	5,000,000	6,225,150
Series 2004A (NPFGC)
07/01/15	5.000%	5,000,000	5,331,200
Various Purpose
Series 2009
04/01/22	5.250%	1,000,000	1,202,750
10/01/22	5.250%	25,000,000	30,368,750
Series 2010
03/01/25	5.000%	1,000,000	1,182,130
Series 2011
10/01/19	5.000%	12,000,000	14,793,600
Unlimited General Obligation Refunding Bonds
Series 2005
03/01/17	5.000%	10,000,000	11,287,000
Series 2009A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
07/01/20	5.000%	$12,500,000	$15,239,375
07/01/21	5.250%	1,000,000	1,225,830
West Contra Costa Unified School District Unlimited General Obligation Bonds Series 2005 (NPFGC/FGIC) (a)
08/01/20	0.000%	7,285,000	5,972,607
Total			314,279,232
COLORADO 1.8%
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007
12/01/17	4.800%	340,000	329,967
Colorado Department of Transportation
Refunding Revenue Bonds
Transportation
RAN Series 2002B (NPFGC)
06/15/14	5.500%	3,000,000	3,213,660
06/15/15	5.500%	1,000,000	1,117,910
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/27	5.000%	2,500,000	2,729,100
Revenue Bonds
Catholic Health Initiatives
Series 2008D-3
10/01/38	5.500%	5,000,000	5,650,650
Covenant Retirement Communities, Inc.
Series 2005
12/01/18	5.000%	1,000,000	1,057,080
Evangelical Lutheran
Series 2005
06/01/23	5.250%	500,000	537,140
County of Adams Refunding Revenue Bonds Public Service Co. of Colorado Project Series 2005A (NPFGC)
09/01/17	4.375%	11,550,000	12,318,421
E-470 Public Highway Authority Revenue Bonds Capital Appreciation Senior Series 2000B (NPFGC) (a)
09/01/18	0.000%	1,500,000	1,292,325
North Range Metropolitan District No. 1
Limited General Obligation Refunding Bonds
Series 2007 (ACA)
12/15/15	5.000%	365,000	374,494
12/15/17	5.000%	350,000	359,516
North Range Metropolitan District No. 2 Limited Tax General Obligation Bonds Series 2007
12/15/14	5.500%	555,000	565,129

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
Northwest Parkway Public Highway Authority Prerefunded 06/15/16 Revenue Bonds Capital Appreciation Series 2001C (AMBAC)
06/15/21	5.700%	$4,000,000	$4,665,960
Regional Transportation District Certificate of Participation Series 2010A
06/01/25	5.000%	10,000,000	11,369,400
University of Colorado Hospital Authority Revenue Bonds Series 2012-A
11/15/27	5.000%	3,750,000	4,385,400
Total			49,966,152
CONNECTICUT 1.4%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2012B
08/15/18	4.000%	8,340,000	9,247,309
08/15/19	4.000%	5,680,000	6,279,070
City of West Haven
Unlimited General Obligation Bonds
Series 2012 (AGM)
08/01/18	4.000%	2,080,000	2,246,275
08/01/19	4.000%	2,000,000	2,160,500
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	3,615,000	3,947,110
Connecticut State Health & Educational Facility Authority
Refunding Revenue Bonds
Connecticut State University
Series 2012L
11/01/23	4.000%	4,000,000	4,476,520
Revenue Bonds
Trinity College
Series 1998F (NPFGC)
07/01/21	5.500%	1,000,000	1,207,880
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/22	7.000%	7,233,000	8,263,051
Total			37,827,715
DISTRICT OF COLUMBIA 1.1%
District of Columbia Water & Sewer Authority Revenue Bonds Series 2009A
10/01/24	5.000%	1,000,000	1,179,840
Metropolitan Washington Airports Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
DISTRICT OF COLUMBIA (CONTINUED)
Revenue Bonds
Series 2009C
10/01/25	5.250%	$8,920,000	$10,387,072
Metropolitan Washington Airports Authority (a)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/24	0.000%	20,980,000	13,107,255
10/01/25	0.000%	7,500,000	4,428,975
10/01/26	0.000%	5,000,000	2,810,450
Total			31,913,592
FLORIDA 8.8%
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (b)
07/15/32	7.000%	1,910,000	859,214
Citizens Property Insurance Corp.
Revenue Bonds
Senior Secured
Series 2012A-1
06/01/20	5.000%	10,000,000	11,798,900
06/01/21	5.000%	16,965,000	20,014,119
City of Cocoa Water & Sewer Refunding Revenue Bonds Series 2003 (AMBAC)
10/01/19	5.500%	1,000,000	1,237,310
City of Jacksonville
Refunding Revenue Bonds
Series 2012-C
10/01/27	5.000%	1,200,000	1,433,964
Series 2012-C
10/01/28	5.000%	2,500,000	2,965,200
City of Lakeland Refunding Revenue Bonds 1st Mortgage-Carpenters Accident Investor Series 2008 (c)
01/01/19	5.875%	1,785,000	1,990,543
City of Tallahassee
Refunding Revenue Bonds
Series 2001 (NPFGC/FGIC)
10/01/14	5.500%	1,330,000	1,439,180
10/01/17	5.500%	1,900,000	2,280,209
10/01/18	5.500%	1,000,000	1,228,400
City of Tampa
Revenue Bonds
Health System Catholic Health East
Series 1998A (NPFGC)
11/15/13	5.500%	6,080,000	6,301,373
11/15/14	5.500%	6,000,000	6,435,720

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
County of Broward Refunding Revenue Bonds Civic Arena Project Series 2006A (AMBAC)
09/01/18	5.000%	$2,500,000	$2,786,225
County of Escambia Refunding Revenue Bonds Series 2003A
04/01/15	4.700%	500,000	537,030
County of Miami-Dade Aviation Revenue Bonds Miami International Airport Series 2010A
10/01/25	5.500%	6,000,000	7,113,720
County of Miami-Dade Water & Sewer System Refunding Revenue Bonds System Series 2008B (AGM)
10/01/21	5.250%	20,000,000	24,682,200
County of Miami-Dade
Revenue Bonds
Series 2004 (NPFGC)
04/01/24	5.000%	2,445,000	2,648,180
Transit System Sales Surtax
Series 2006 (XLCA)
07/01/19	5.000%	5,040,000	5,702,004
County of Osceola Improvement Refunding Revenue Bonds Osceola Parkway Project Series 2004 (NPFGC)
04/01/18	5.000%	1,000,000	1,051,800
County of Palm Beach Prerefunded 08/01/14 Refunding Revenue Bonds Series 2004
08/01/17	5.000%	1,000,000	1,070,650
Flagler County School District Certificate of Participation Series 2005A (AGM)
08/01/18	5.000%	2,320,000	2,536,015
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds Series 2008A
07/01/14	5.000%	15,000,000	15,982,500
Florida Municipal Loan Council Revenue Bonds Series 2005A (NPFGC)
02/01/19	5.000%	1,015,000	1,081,462
Florida State Department of General Services Refunding Revenue Bonds Florida Facilities Pool Series 2005A (AMBAC)
09/01/21	5.000%	3,000,000	3,366,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Hillsborough County Industrial Development Authority Revenue Bonds Tampa Electric Series 2007
05/15/18	5.650%	$3,425,000	$4,082,326
Hillsborough County School Board Certificate of Participation Master Lease Program Series 1998A (NPFGC)
07/01/14	5.500%	2,000,000	2,125,560
Lake County School Board Certificate of Participation Series 2006C (AMBAC)
06/01/18	5.250%	1,500,000	1,750,950
Lee County Industrial Development Authority Refunding Revenue Bonds Shell Point/Alliance Community Project Series 2007
11/15/22	5.000%	7,650,000	7,952,863
Orange County Health Facilities Authority
Revenue Bonds
Series 1996A Escrowed to Maturity (NPFGC)
10/01/16	6.250%	4,705,000	5,393,200
Unrefunded Revenue Bonds
Series 1996A (NPFGC)
10/01/16	6.250%	1,700,000	1,873,043
Orange County School Board
Certificate of Participation
Series 2005A (NPFGC)
08/01/18	5.000%	1,000,000	1,109,780
Series 2012B
08/01/26	5.000%	6,400,000	7,563,840
Orlando Utilities Commission
Prerefunded 10/01/15 Revenue Bonds
Series 2005B
10/01/24	5.000%	3,000,000	3,357,570
Refunding Revenue Bonds
Series 2013-A
10/01/25	5.000%	13,280,000	17,014,867
Subordinated Series 1989D Escrowed to Maturity
10/01/17	6.750%	1,365,000	1,580,574
Reedy Creek Improvement District Limited General Obligation Bonds Series 2004A (NPFGC)
06/01/17	5.000%	1,000,000	1,051,800
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/27	5.500%	4,000,000	4,296,640
Seminole Indian Tribe of Florida Revenue Bonds Series 2007A (c)
10/01/22	5.750%	9,530,000	10,527,410

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
St. Johns River Power Park Refunding Revenue Bonds Issue 2 Series 2005-21 (NPFGC)
10/01/19	5.000%	$1,000,000	$1,094,860
State of Florida
Refunding Revenue Bonds
Environmental Protection-Preservation 2000
Series 1998A (AGM)
07/01/13	6.000%	10,000,000	10,238,000
Unlimited General Obligation Refunding Bonds
Public Education
Series 2005C
06/01/13	5.000%	11,830,000	12,019,162
Series 2005B
01/01/14	5.000%	17,395,000	18,156,031
Sterling Hill Community Development District Special Assessment Bonds Series 2003B (b)(d)
11/01/10	5.500%	150,000	97,502
Tampa Bay Water Improvement Refunding Revenue Bonds Series 2005 (NPFGC/FGIC)
10/01/19	5.500%	1,500,000	1,890,120
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/15	5.750%	1,585,000	1,644,802
10/01/20	5.750%	1,000,000	1,104,610
Village Center Community Development District Revenue Bonds Subordinated Series 2003B
01/01/18	6.350%	1,000,000	1,013,510
Total			243,480,938
GEORGIA 2.9%
City of Atlanta Department of Aviation
Revenue Bonds
Series 2012-A
01/01/29	5.000%	2,140,000	2,503,650
Series 2012-A
01/01/31	5.000%	2,270,000	2,642,121
City of Atlanta Water & Wasterwater Revenue Bonds Series 1999A (NPFGC/FGIC)
11/01/18	5.500%	15,305,000	18,813,059
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/30	6.000%	5,000,000	5,921,100

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
Gwinnett County Water & Sewerage Authority Revenue Bonds Series 2008
08/01/19	5.000%	$1,000,000	$1,206,640
Municipal Electric Authority of Georgia Revenue Bonds Series 2010-B
01/01/20	5.000%	12,500,000	15,036,125
State of Georgia
Unlimited General Obligation Bonds
Series 2007G
12/01/17	5.000%	500,000	601,415
Series 2012A
07/01/31	4.000%	29,765,000	33,172,498
Total			79,896,608
HAWAII 0.4%
State of Hawaii Unlimited General Obligation Bonds Series 2008DK
05/01/22	5.000%	10,750,000	12,578,468
ILLINOIS 5.1%
Chicago Board of Education
Unlimited General Obligation Refunding Bonds
Dedicated Revenues
Series 2005B (AMBAC)
12/01/21	5.000%	5,825,000	6,346,978
Series 2005A (AMBAC)
12/01/22	5.500%	5,000,000	6,157,550
Chicago Transit Authority
Revenue Bonds
Federal Transit Administration Section 5309
Series 2008A
06/01/16	5.000%	2,500,000	2,790,675
Series 2011
12/01/29	5.250%	4,000,000	4,734,560
City of Chicago O’Hare International Airport
Refunding Revenue Bonds
General Airport 3rd Lien
Series 2005B (NPFGC)
01/01/17	5.250%	10,000,000	11,569,900
Passenger Facility Charge
Series 2012A
01/01/28	5.000%	2,590,000	2,949,104
01/01/29	5.000%	2,500,000	2,838,325
01/01/30	5.000%	3,000,000	3,413,460
City of Chicago
Limited General Obligation Refunding Bonds
Emergency Telephone System
Series 1999 (NPFGC/FGIC)
01/01/18	5.250%	7,540,000	8,801,216
Revenue Bonds
Asphalt Operating Services- Recovery Zone Facility
Series 2010

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
12/01/18	6.125%	$3,670,000	$3,939,231
County of Cook
Refunding Unlimited General Obligation Bonds
Series 2012-C
11/15/23	5.000%	2,000,000	2,402,640
Unlimited General Obligation Refunding Bonds
Series 2010A
11/15/22	5.250%	12,000,000	14,364,240
Illinois Finance Authority
Refunding Revenue Bonds
DePaul University
Series 2004A
10/01/17	5.375%	1,000,000	1,156,150
10/01/18	5.375%	2,000,000	2,363,740
Revenue Bonds
OSF Healthcare System
Series 2012A
05/15/24	4.500%	10,350,000	11,451,447
Illinois State Toll Highway Authority Revenue Bonds Senior Priority Series 2006A-1 (AGM)
01/01/18	5.000%	2,000,000	2,278,620
Kendall & Kane Counties Community Unit School District No. 115 (a)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2002 Escrowed to Maturity (FGIC)
01/01/17	0.000%	600,000	579,714
Unrefunded Unlimited General Obligation Bonds
Capital Appreciation
Series 2002 (NPFGC/FGIC)
01/01/17	0.000%	3,050,000	2,838,879
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/19	5.000%	5,000,000	5,860,100
06/01/21	5.250%	12,000,000	14,365,440
State of Illinois
Revenue Bonds
2nd Series 2002 (NPFGC/FGIC)
06/15/15	5.500%	1,000,000	1,116,620
Unlimited General Obligation Bonds
Series 2004 (AMBAC)
11/01/18	5.000%	10,650,000	11,343,634
Series 2005 (AGM)
09/01/17	5.000%	5,000,000	5,444,800
Unlimited General Obligation Refunding Bonds
Series 2012
08/01/24	5.000%	6,000,000	6,816,600
State of Illinois (a)
Revenue Bonds
Capital Appreciation-Civic Center
Series 1990B (AMBAC)
12/15/17	0.000%	5,540,000	4,909,548
Total			140,833,171

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA 1.5%
Indiana Finance Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02/15/24	5.000%	$1,000,000	$1,099,420
Indiana Power & Light Co.
Series 2009B
01/01/16	4.900%	11,000,000	11,994,070
Revenue Bonds
1st Lien-CWA Authority
Series 2011A
10/01/25	5.250%	1,750,000	2,116,782
2nd Lien-CWA Authority
Series 2011B
10/01/23	5.250%	7,035,000	8,441,578
Indiana Health & Educational Facilities Financing Authority Revenue Bonds Baptist Homes of Indiana Series 2005
11/15/25	5.250%	10,640,000	11,084,965
Indiana Toll Road Commission Revenue Bonds Series 1980 Escrowed to Maturity
01/01/15	9.000%	1,035,000	1,158,144
Lake Central Multi-District School Building Corp. Revenue Bonds 1st Mortgage Series 2012-B
07/15/27	5.000%	5,000,000	5,978,200
Total			41,873,159
IOWA 0.2%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C
06/01/17	5.000%	730,000	812,103
Iowa Finance Authority
Refunding Revenue Bonds
Development-Care Initiatives Project
Series 2006A
07/01/18	5.250%	2,695,000	2,876,185
Revenue Bonds
Iowa State Revolving Fund
Series 2008
08/01/20	5.250%	500,000	611,285
Total			4,299,573

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KANSAS 0.9%
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Series 2007A
05/15/24	5.000%	$6,000,000	$6,124,800
County of Labette Revenue Bonds Capital Accumulator Bonds Series 1982 Escrowed to Maturity (a)
12/01/14	0.000%	2,175,000	2,154,903
Kansas State Department of Transportation Revenue Bonds Series 2004A
03/01/18	5.500%	11,775,000	14,488,078
Kansas Turnpike Authority Revenue Bonds Series 2002 (AGM)
09/01/16	5.250%	1,230,000	1,429,887
Total			24,197,668
KENTUCKY 0.6%
Louisville & Jefferson County Metropolitan Sewer District
Revenue Bonds
Series 2009A
05/15/21	5.000%	7,445,000	8,814,508
05/15/22	5.000%	7,825,000	9,183,341
Total			17,997,849
LOUISIANA 1.1%
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capital Series 2010A
05/01/20	5.000%	4,290,000	5,165,374
Louisiana Stadium & Exposition District Refunding Revenue Bonds Senior Series 2013-A
07/01/24	5.000%	2,000,000	2,377,200
Louisiana State Citizens Property Insurance Corp. Revenue Bonds Series 2006B (AMBAC)
06/01/16	5.000%	500,000	554,735
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/25	6.000%	4,250,000	4,852,268
Parish of Morehouse Refunding Revenue Bonds International Paper Co. Project Series 2001A
11/15/13	5.250%	8,525,000	8,780,750

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010
12/01/40	4.000%	$9,245,000	$10,198,344
Total			31,928,671
MARYLAND 0.7%
Howard County Housing Commission Revenue Bonds Series 2012-A (e)
07/01/34	1.340%	15,000,000	15,000,300
Maryland State Department of Transportation Revenue Bonds Series 2002
02/01/15	5.500%	3,750,000	4,135,987
Total			19,136,287
MASSACHUSETTS 5.2%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002C (NPFGC/FGIC)
11/01/14	5.500%	2,000,000	2,181,220
Series 2002D (AMBAC/TCRS/BNY)
08/01/18	5.500%	6,500,000	8,048,950
Limited General Obligation Refunding Bonds
Series 2003D
10/01/17	5.500%	5,000,000	6,066,600
Revenue Bonds
Consolidated Loan
Series 2005A (AGM)
06/01/16	5.500%	13,615,000	15,782,916
Unlimited General Obligation Bonds
Consolidated Loan
Series 1998C
08/01/17	5.250%	1,775,000	2,122,563
Unlimited General Obligation Refunding Bonds
Series 2004C (AGM)
12/01/16	5.500%	10,000,000	11,827,700
Commonwealth of Massachusetts (e)
Limited General Obligation Refunding Bonds
Series 2007A
11/01/25	0.760%	5,000,000	4,909,700
Massachusetts Bay Transportation Authority
Revenue Bonds
General Transportation
Series 1991 Escrowed to Maturity (NPFGC)
03/01/21	7.000%	2,425,000	2,733,969
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/21	7.000%	2,860,000	3,762,902

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Massachusetts Development Finance Agency Revenue Bonds 1st Mortgage-Orchard Cove Series 2007
10/01/17	5.000%	$695,000	$728,506
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/24	5.500%	2,670,000	3,456,796
Caregroup
Series 2008E-2
07/01/20	5.375%	9,720,000	11,337,797
07/01/22	5.375%	13,345,000	15,566,142
Harvard University
Series 2009A
11/15/19	5.250%	1,000,000	1,234,960
Massachusetts Institute of Technology
Series 2009O
07/01/26	5.000%	500,000	594,235
Massachusetts Port Authority
Refunding Revenue Bonds
Passenger Facility Charge
Series 2007D (AGM)
07/01/17	5.000%	8,500,000	9,877,340
Revenue Bonds
Series 2010A
07/01/25	5.000%	1,500,000	1,798,695
Massachusetts School Building Authority Refunding Revenue Bonds Senior Series 2012A
08/15/26	5.000%	16,000,000	19,687,200
Massachusetts Water Pollution Abatement Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2004A
08/01/17	5.250%	2,920,000	3,507,825
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/19	6.000%	2,500,000	3,236,775
State Revolving Fund
Series 2009-14
08/01/24	5.000%	12,530,000	15,022,593
Total			143,485,384
MICHIGAN 2.4%
City of Detroit Sewage Disposal System
Prerefunded 07/01/13 Revenue Bonds
Senior Lien
Series 2003A (AGM)
07/01/14	5.000%	7,180,000	7,322,810
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/26	5.250%	2,000,000	2,267,500

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
07/01/27	5.250%	$1,500,000	$1,692,300
Unrefunded Revenue Bonds
Senior Lien
Series 2003A (AGM)
07/01/14	5.000%	2,820,000	2,863,654
Detroit City School District
Unlimited General Obligation Bonds
School Building & Site Improvement
Series 2002A (FGIC) (Qualified School Bond Loan Fund)
05/01/19	6.000%	2,000,000	2,448,000
Series 2003B (FGIC) (Qualified School Bond Loan Fund)
05/01/14	5.250%	6,335,000	6,414,441
Dickinson County Economic Development Corp. Refunding Revenue Bonds International Paper Company Projects Series 2004A
11/01/18	4.800%	6,750,000	7,044,705
Michigan Public Power Agency Refunding Revenue Bonds Belle River Project Series 2002A (NPFGC)
01/01/16	5.250%	1,000,000	1,120,320
Michigan State Building Authority Refunding Revenue Bonds Facilities Program Series 2003I (AGM)
10/15/14	5.250%	10,000,000	10,344,900
Saginaw Hospital Finance Authority Refunding Revenue Bonds Covenant Medical Center Series 2004G
07/01/22	5.125%	10,000,000	10,483,000
State of Michigan Trunk Line
Refunding Revenue Bonds
Series 1998A
11/01/16	5.500%	2,000,000	2,347,600
Series 2005 (AGM)
11/01/17	5.250%	5,050,000	6,044,446
Revenue Bonds
Series 2011
11/15/27	5.000%	1,000,000	1,203,390
11/15/28	5.000%	1,000,000	1,197,000
11/15/29	5.000%	1,205,000	1,431,914
State of Michigan Unlimited General Obligation Refunding Bonds Series 2001
12/01/15	5.500%	1,250,000	1,424,962
Total			65,650,942

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA 0.1%
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/18	6.000%	$1,000,000	$1,136,480
City of St. Louis Park Revenue Bonds Park Nicollet Health Services Series 2008C
07/01/23	5.500%	750,000	841,883
St. Paul Housing & Redevelopment Authority Revenue Bonds HealthPartners Obligation Group Project Series 2006
05/15/23	5.250%	500,000	533,845
State of Minnesota Unlimited General Obligation Bonds Series 2008C
08/01/19	5.000%	500,000	621,080
Total			3,133,288
MISSOURI 1.1%
City of Fenton Refunding Tax Allocation Bonds Gravois Bluffs Redevelopment Project Series 2006
04/01/21	4.500%	430,000	438,669
City of St. Louis Refunding Revenue Bonds Lambert International Airport Series 2007A (AGM)
07/01/21	5.000%	5,000,000	5,581,850
Missouri Highway & Transportation Commission Revenue Bonds 2nd Lien Series 2007
05/01/17	5.000%	1,000,000	1,177,760
Missouri Joint Municipal Electric Utility Commission Revenue Bonds IATAN 2 Project Series 2009A
01/01/17	4.500%	1,000,000	1,121,390
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds State Revolving Funds Program Series 2004B
01/01/18	5.250%	7,470,000	9,029,288
Missouri State Health & Educational Facilities Authority
Revenue Bonds
St. Louis University
Series 1998
10/01/16	5.500%	1,000,000	1,172,460

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
Washington University
Series 2001A
06/15/16	5.500%	$1,000,000	$1,165,340
Series 2008A
03/15/18	5.250%	1,000,000	1,220,520
Poplar Bluff Regional Transportation Development District Revenue Bonds Series 2012
12/01/26	3.250%	1,250,000	1,212,312
St. Louis County Industrial Development Authority Revenue Bonds St. Andrews Residence for Seniors Series 2007A
12/01/26	6.250%	7,000,000	7,435,750
Total			29,555,339
NEBRASKA 0.1%
Municipal Energy Agency of Nebraska Refunding Revenue Bonds Series 2009A (BHAC)
04/01/21	5.000%	750,000	888,750
Nebraska Public Power District Revenue Bonds Series 2008B
01/01/20	5.000%	570,000	660,106
University of Nebraska Revenue Bonds Lincoln Student Fees & Facilities Series 2009A
07/01/23	5.000%	700,000	817,047
Total			2,365,903
NEVADA 1.5%
City of Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/27	5.000%	3,250,000	3,604,802
City of Sparks Revenue Bonds Senior Sales Tax Anticipation Series 2008A (c)
06/15/20	6.500%	5,395,000	5,627,309
Clark County School District Prerefunded 12/15/13 Limited General Obligation Bonds Series 2003D (NPFGC)
06/15/16	5.000%	10,760,000	11,206,110

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEVADA (CONTINUED)
County of Clark Airport System Revenue Bonds System Subordinated Lien Series 2009C (AGM)
07/01/25	5.000%	$8,190,000	$9,218,254
County of Clark Limited General Obligation Refunding Bonds Transportation Series 2009A
12/01/28	5.000%	10,740,000	12,264,436
Total			41,920,911
NEW HAMPSHIRE 0.9%
City of Manchester Refunding Revenue Bonds Series 2004 (NPFGC)
06/01/19	5.500%	4,450,000	5,553,200
New Hampshire Business Finance Authority Revenue Bonds Public Service Co. Project Series 2001C (NPFGC)
05/01/21	5.450%	1,500,000	1,519,545
New Hampshire Health & Education Facilities Authority
Revenue Bonds
Southern New Hampshire Medical Center
Series 2007A
10/01/23	5.250%	7,000,000	7,650,510
University System
Series 2009A
07/01/23	5.000%	8,370,000	9,702,755
Total			24,426,010
NEW JERSEY 5.3%
Bergen County Improvement Authority Revenue Bonds Bergen County Utilities Series 2008
12/15/26	5.000%	500,000	568,385
Camden County Improvement Authority Revenue Bonds County Guaranteed Series 2006A (AMBAC)
09/01/21	4.000%	1,140,000	1,235,612
Cape May County Municipal Utilities Authority Refunding Revenue Bonds Series 2002A (AGM)
01/01/16	5.750%	1,000,000	1,143,350
City of Atlantic City Unlimited General Obligation Bonds Series 2008A
02/15/18	5.500%	500,000	577,460

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
City of Newark Unlimited General Obligation Refunding Bonds General Improvement Series 2010A
10/01/18	4.000%	$1,000,000	$1,112,860
County of Passaic Unlimited General Obligation Refunding Bonds Series 2003 (AGM)
09/01/16	5.200%	1,500,000	1,718,745
Cumberland County Improvement Authority Revenue Bonds Vineland Local Unit Program Series 2009A
04/15/19	4.000%	750,000	858,352
East Orange Board of Educatioin Certificate of Participation Capital Appreciation Series 1998 (AGM) (a)
02/01/18	0.000%	1,000,000	874,120
Essex County Improvement Authority Refunding Revenue Bonds County Guaranteed Project Consolidation Series 2004 (NPFGC)
10/01/26	5.500%	750,000	985,920
Essex County Utilities Authority Refunding Revenue Bonds Series 2009 (AGM)
04/01/20	5.000%	1,000,000	1,151,890
Flemington Raritan Regional Board of Education Unlimited General Obligation Bonds Series 2000 (NPFGC/FGIC)
02/01/15	5.700%	400,000	437,736
Freehold Regional High School District Unlimited General Obligation Refunding Bonds Series 2001 (NPFGC/FGIC)
03/01/20	5.000%	1,205,000	1,478,041
Hudson County Improvement Authority Refunding Revenue Bonds Hudson County Lease Project Series 2010 (AGM)
10/01/24	5.375%	2,000,000	2,495,900
Jersey City Municipal Utilities Authority Refunding Revenue Bonds Series 2007 (NPFGC/FGIC)
01/01/19	5.250%	1,000,000	1,154,520
Manalapan-Englishtown Regional Board Of Education Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC/FGIC)
12/01/20	5.750%	1,325,000	1,727,270

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Middlesex County Improvement Authority Revenue Bonds Heldrich Center Hotel Senior Series 2005A
01/01/20	5.000%	$815,000	$532,138
New Jersey Economic Development Authority
Refunding Revenue Bonds
New Jersey American Water Co.
Series 2010A
06/01/23	4.450%	1,000,000	1,118,230
School Facilities-Construction
Series 2005K (AMBAC)
12/15/20	5.250%	16,710,000	20,518,710
Series 2009AA
12/15/20	5.250%	1,000,000	1,187,330
Revenue Bonds
Cigarette Tax
Series 2004
06/15/15	5.375%	4,000,000	4,466,640
06/15/16	5.500%	5,500,000	6,407,170
Liberty State Park Project
Series 2005C (AGM)
03/01/19	5.000%	2,000,000	2,169,680
MSU Student Housing Project
Series 2010
06/01/21	5.000%	1,000,000	1,144,900
Motor Vehicle Surcharges
Series 2004A (NPFGC)
07/01/17	5.250%	1,000,000	1,067,780
Newark Downtown District Management Corp.
Series 2007
06/15/27	5.125%	400,000	424,624
New Jersey Economic Development Authority (a)
Revenue Bonds
Capital Appreciation-Motor Vehicle Surcharges
Series 2004 (NPFGC)
07/01/21	0.000%	1,255,000	963,112
New Jersey Educational Facilities Authority Refunding Revenue Bonds Rowan University Series 2008B (AGM)
07/01/23	5.000%	750,000	843,810
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
Children’s Specialized Hospital
Series 2005A
07/01/18	5.000%	575,000	600,030
South Jersey Hospital
Series 2006
07/01/20	5.000%	1,550,000	1,674,000
St. Josephs Healthcare System
Series 2008
07/01/18	6.000%	500,000	563,025
New Jersey Higher Education Student Assistance Authority
Refunding Revenue Bonds
Series 2010-1A
12/01/18	4.300%	680,000	757,248

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
12/01/25	5.000%	$990,000	$1,093,564
Revenue Bonds
Series 2010-2
12/01/18	3.750%	1,000,000	1,083,660
New Jersey Housing & Mortgage Finance Agency Revenue Bonds Series 2008AA
10/01/28	6.375%	355,000	382,733
New Jersey State Turnpike Authority Revenue Bonds Series 1989 Escrowed to Maturity
01/01/19	6.000%	1,000,000	1,234,660
New Jersey Transit Corp.
Certificate of Participation
Federal Transit Administration Grants
Series 2002A (AMBAC)
09/15/15	5.500%	4,000,000	4,458,600
Subordinated Series 2005A (NPFGC/FGIC)
09/15/17	5.000%	1,000,000	1,133,930
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation Program
Series 2012-AA
06/15/27	4.000%	11,850,000	12,883,320
Transportation System
Series 2001C (AGM)
12/15/18	5.500%	2,000,000	2,451,060
Series 2003A (AMBAC)
12/15/15	5.500%	4,260,000	4,827,858
Series 2006A
12/15/20	5.250%	1,000,000	1,232,830
12/15/21	5.500%	680,000	851,612
Series 2006A (AGM)
12/15/21	5.500%	4,700,000	5,945,970
12/15/22	5.250%	4,000,000	4,994,640
Series 2010D
12/15/23	5.250%	25,000,000	31,085,750
North Brunswick Township Board of Education Unlimited General Obligation Refunding Bonds Series 2010
07/15/18	4.000%	1,000,000	1,137,730
Robbinsville Board of Education Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
01/01/28	5.250%	500,000	660,035
Scotch Plains-Fanwood School District Unlimited General Obligation Refunding Bonds Series 2010
07/15/19	4.000%	845,000	973,330
South Jersey Port Corp. Revenue Bonds Marine Terminal Series 2009P-2
01/01/16	4.000%	1,150,000	1,248,233
State of New Jersey

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Certificate of Participation
Equipment Lease Purchase
Series 2008A
06/15/17	5.000%	$1,565,000	$1,794,945
06/15/21	5.000%	250,000	284,560
06/15/23	5.000%	1,000,000	1,122,090
Series 2009A
06/15/17	5.000%	1,000,000	1,146,930
Tobacco Settlement Financing Corp. Prerefunded 06/01/13 Revenue Bonds Series 2003
06/01/39	6.750%	4,000,000	4,087,120
Total			148,073,748
NEW MEXICO 0.1%
County of Bernalillo Refunding Revenue Bonds Series 1998
04/01/27	5.250%	3,000,000	3,775,770
NEW YORK 13.6%
Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A
11/15/16	5.250%	1,750,000	1,994,615
11/15/17	5.250%	1,250,000	1,451,413
City of New York
Unlimited General Obligation Bonds
Escrowed to Maturity
Series 2005-D
08/01/13	5.000%	2,705,000	2,769,758
Series 2005G
08/01/20	5.000%	10,000,000	11,255,600
Series 2007D-1
12/01/21	5.000%	5,900,000	6,970,968
Subordinated Series 2008B-1
09/01/22	5.250%	7,200,000	8,694,000
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2012-F
11/15/25	5.000%	25,000,000	30,140,750
Series 2012-F
11/15/26	5.000%	17,000,000	20,377,050
Revenue Bonds
Commuter Facilities
Series 1993O Escrowed to Maturity
07/01/17	5.500%	3,000,000	3,551,130
Series 2004A (NPFGC/FGIC)
11/15/16	5.250%	3,000,000	3,502,110
11/15/17	5.250%	4,000,000	4,797,280
Series 2007A (AGM)
11/15/20	5.000%	5,000,000	5,816,700
11/15/21	5.000%	3,000,000	3,477,960
Series 2009A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
11/15/26	5.300%	$710,000	$831,140
Series 2012E
11/15/28	5.000%	3,900,000	4,619,004
Monroe County Industrial Development Agency
Refunding Revenue Bonds
Highland Hospital of Rochester
Series 2005
08/01/14	5.000%	730,000	769,544
08/01/15	5.000%	545,000	591,674
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/19	5.000%	6,125,000	7,177,949
07/01/20	5.000%	9,390,000	11,102,454
New York City Transitional Finance Authority Building Aid Revenue Bonds Series 2012S-1
07/15/29	5.000%	7,000,000	8,354,920
New York City Transitional Finance Authority
Prerefunded 02/01/14 Revenue Bonds
Future Tax Secured
Series 2004
02/01/18	5.250%	3,495,000	3,663,878
Revenue Bonds
Future Tax Secured
Series 2009A
05/01/27	5.000%	10,430,000	12,433,081
Subordinated Series 2007C-1
11/01/20	5.000%	10,300,000	12,194,891
Unrefunded Revenue Bonds
Future Tax Secured
Series 2004
02/01/18	5.250%	5,000	5,244
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/24	5.000%	3,500,000	4,006,765
Revenue Bonds
City University System
Series 1995A (AMBAC/TCRS)
07/01/16	5.625%	1,245,000	1,369,649
Series 1995A (FGIC)
07/01/16	5.625%	4,965,000	5,462,096
Court Facilities Lease
Series 2005A (AMBAC)
05/15/18	5.250%	6,000,000	7,167,780
Mount Sinai School of Medicine
Series 2009
07/01/26	5.500%	14,635,000	16,797,175
07/01/27	5.500%	10,675,000	12,195,120
North Shore-Long Island Jewish Health
Series 2009A
05/01/30	5.250%	4,750,000	5,320,238
St. Johns University
Series 2007C (NPFGC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
07/01/23	5.250%	$3,245,000	$4,036,942
State University Educational Facilities
3rd General Series 2005A (NPFGC/FGIC)
05/15/17	5.500%	10,000,000	11,887,700
05/15/22	5.500%	6,730,000	8,616,352
Series 1993A
05/15/15	5.250%	5,850,000	6,294,249
Series 1993A (AGM)
05/15/15	5.250%	4,000,000	4,292,800
Upstate Community-State Supported
Series 2005B (NPFGC/FGIC)
07/01/21	5.500%	6,345,000	8,006,819
New York State Thruway Authority
Revenue Bonds
2nd General Series 2005B (AMBAC)
04/01/20	5.500%	10,840,000	13,778,182
2nd General Series 2007B
04/01/19	5.000%	5,000,000	5,907,100
General Revenue
Series 2012I
01/01/24	5.000%	8,500,000	10,264,345
Series 2007H (NPFGC/FGIC)
01/01/23	5.000%	1,500,000	1,736,355
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/19	5.000%	4,000,000	4,739,400
01/01/20	5.000%	10,460,000	12,268,429
Revenue Bonds
State Personal Income Tax-State Facilities
Series 2004A-2 (NPFGC)
03/15/20	5.500%	29,450,000	37,215,081
Port Authority of New York & New Jersey Revenue Bonds Consolidated 154th Series 2009
09/01/26	4.750%	1,000,000	1,135,290
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Subordinated Series 2013-A
11/15/24	5.000%	9,250,000	11,325,793
Revenue Bonds
General
Subordinated Series 2008B-1
11/15/25	5.000%	5,000,000	5,182,700
Subordinated Series 2008D
11/15/22	5.000%	10,000,000	11,605,800
Total			377,155,273
NORTH CAROLINA 1.5%
Albemarle Hospital Authority
Refunding Revenue Bonds
Series 2007
10/01/21	5.250%	3,000,000	3,190,200
10/01/27	5.250%	3,700,000	3,822,470

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA (CONTINUED)
Cape Fear Public Utility Authority Revenue Bonds Series 2008
08/01/20	5.000%	$800,000	$960,768
City of Charlotte Water & Sewer System Revenue Bonds Water & Sewer Series 2008
07/01/26	5.000%	1,250,000	1,480,713
County of Iredell Certificate of Participation Iredell County School Project Series 2008 (AGM)
06/01/17	5.250%	1,710,000	2,004,718
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 2008A (AGM)
01/01/19	5.250%	5,415,000	6,410,602
Revenue Bonds
Series 2009B
01/01/26	5.000%	17,625,000	20,065,181
North Carolina Medical Care Commission Revenue Bonds Health Care Housing-Arc Projects Series 2004A
10/01/24	5.500%	1,575,000	1,665,657
State of North Carolina Unlimited General Obligation Refunding Bonds Series 2005B
04/01/17	5.000%	1,000,000	1,178,300
Total			40,778,609
OHIO 1.9%
American Municipal Power, Inc.
Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/24	5.000%	2,000,000	2,376,440
Prairie State Energy Campus Project
Series 2008A
02/15/20	5.250%	4,060,000	4,755,965
02/15/22	5.250%	9,810,000	11,404,027
City of Cleveland Limited General Obligation Refunding Bonds Series 2005 (AMBAC)
10/01/16	5.500%	7,710,000	8,954,394
County of Hamilton Sewer System Refunding Revenue Bonds Series 2005A (NPFGC)
12/01/15	5.000%	5,535,000	6,117,227

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
County of Montgomery Revenue Bonds Catholic Health Initiatives Series 2008D-2
10/01/38	5.250%	$8,000,000	$8,302,240
Mason City School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
12/01/19	5.250%	2,250,000	2,807,775
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC/FGIC)
02/15/21	5.500%	2,000,000	2,572,420
State of Ohio Refunding Revenue Bonds Cleveland Clinic Health System Series 2011
01/01/25	5.000%	3,750,000	4,398,900
Total			51,689,388
OKLAHOMA 0.1%
Chickasaw Nation Revenue Bonds Health System Series 2007 (c)
12/01/17	5.375%	2,455,000	2,586,662
Cleveland County Justice Authority Revenue Bonds Detention Facility Project Series 2009A
03/01/15	5.000%	1,260,000	1,342,328
Total			3,928,990
OREGON 0.3%
Oregon Health & Science University Revenue Bonds Series 2012-E
07/01/31	4.000%	3,500,000	3,717,245
Oregon State Department of Administrative Services Revenue Bonds Series 2009A
04/01/24	5.250%	1,000,000	1,189,430
Yamhill Clackamas & Washington Counties School District No. 29J Newberg Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
06/15/17	5.500%	2,500,000	2,996,200
Total			7,902,875

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA 3.0%
City of Philadelphia Unlimited General Obligation Bonds Series 2011
08/01/19	5.250%	$3,795,000	$4,403,225
Commonwealth of Pennsylvania
Unlimited General Obligation Refunding Bonds
Series 2002
02/01/15	5.500%	3,000,000	3,304,980
Series 2004 (AGM)
07/01/18	5.375%	12,000,000	14,761,320
Series 2004 (NPFGC)
07/01/16	5.375%	10,000,000	11,608,700
County of Westmoreland Unlimited General Obligation Bonds Capital Appreciation Series 1997 Escrowed to Maturity (NPFGC/FGIC) (a)
12/01/18	0.000%	1,000,000	849,200
Delaware River Port Authority Refunding Revenue Bonds Port District Project Series 2012
01/01/27	5.000%	1,835,000	2,083,661
Delaware Valley Regioinal Financial Authority
Revenue Bonds
Series 1997B (AMBAC)
07/01/17	5.600%	2,000,000	2,288,760
Series 2002
07/01/17	5.750%	2,000,000	2,311,820
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC) (a)
09/01/21	0.000%	2,210,000	1,890,103
Northampton County General Purpose Authority
Revenue Bonds
Saint Luke’s Hospital Project
Series 2008A
08/15/20	5.000%	3,480,000	3,876,476
08/15/21	5.125%	3,715,000	4,139,736
08/15/22	5.250%	1,965,000	2,201,291
Pennsylvania Turnpike Commission
Revenue Bonds
Capital Appreciation
Subordinated Series 2010B-2
12/01/24	0.000%	20,000,000	19,858,200
Subordinated Series 2011A
NONE 04/28/2011
12/01/31	5.625%	8,150,000	9,589,697
Total			83,167,169
PUERTO RICO 0.8%
Commonwealth of Puerto Rico (f)
Unlimited General Obligation Bonds
Series 1997 (NPFGC)
07/01/15	6.500%	4,190,000	4,539,572

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PUERTO RICO (CONTINUED)
Unlimited General Obligation Public Improvement Bonds
Series 2006B
07/01/16	5.250%	$5,000,000	$5,314,100
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2002KK (AGM) (f)
07/01/15	5.500%	10,000,000	10,752,700
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2005L (CIFG/TCRS/AGM) (f)
07/01/18	5.250%	2,000,000	2,236,100
Total			22,842,472
RHODE ISLAND 2.5%
City of Cranston
Unlimited General Obligation Bonds
Series 2008 (AGM)
07/01/26	4.750%	900,000	1,006,290
07/01/27	4.750%	945,000	1,055,064
Unlimited General Obligation Refunding Bonds
Series 2005 (AMBAC)
07/15/15	5.000%	2,280,000	2,516,846
Providence Housing Authority
Revenue Bonds
Capital Fund
Series 2008
09/01/24	5.000%	565,000	639,230
09/01/26	5.000%	310,000	347,860
09/01/27	5.000%	690,000	771,006
Rhode Island Clean Water Finance Agency
Revenue Bonds
Revolving Fund-Pooled Loan Association
Series 2004A
10/01/23	4.750%	1,000,000	1,071,490
Safe Drinking Water Revolving Fund
Series 2004A
10/01/18	5.000%	1,000,000	1,074,080
Water Pollution Control Revolving Fund
Series 2007
10/01/21	4.750%	1,000,000	1,156,000
Rhode Island Convention Center Authority
Refunding Revenue Bonds
Series 2005A (AGM)
05/15/21	5.000%	4,500,000	4,847,040
05/15/22	5.000%	3,525,000	3,788,599
05/15/23	5.000%	5,905,000	6,346,576
Rhode Island Depositors Economic Protection Corp. Revenue Bonds Series 1993A Escrowed to Maturity (AGM)
08/01/21	5.750%	2,165,000	2,850,807
Rhode Island Economic Development Corp.
Revenue Bonds
Department of Transportation
Series 2006A (AMBAC)
06/15/22	5.000%	1,000,000	1,078,990

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RHODE ISLAND (CONTINUED)
East Greenwich Free Library Association
Series 2004
06/15/14	4.500%	$135,000	$135,510
06/15/24	5.750%	415,000	419,752
Grant Anticipation-Department of Transportation
Series 2009A (AGM)
06/15/21	5.250%	2,000,000	2,374,660
Providence Place Mall
Series 2000
07/01/20	6.125%	1,520,000	1,520,578
Series 2008C (AGM)
07/01/17	5.000%	2,245,000	2,538,466
Rhode Island Health & Educational Building Corp.
Prerefunded 08/15/14 Revenue Bonds
Higher Education Facility
Series 2004D (XLCA)
08/15/16	5.500%	1,340,000	1,446,905
08/15/17	5.500%	1,345,000	1,452,304
Refunding Revenue Bonds
Hospital Financing-Lifespan Obligation
Series 2006A (AGM)
05/15/26	5.000%	2,000,000	2,148,320
University of Rhode Island
Series 2008A
09/15/28	6.500%	3,000,000	3,628,110
Revenue Bonds
Bond Financing Program
Series 2009
05/15/25	5.000%	1,515,000	1,778,868
Brown University
Series 2007
09/01/18	5.000%	1,000,000	1,178,110
Higher Education-Johnson & Wales
Series 1999 (NPFGC)
04/01/15	5.500%	1,000,000	1,082,100
04/01/17	5.500%	1,000,000	1,135,790
04/01/18	5.500%	1,420,000	1,641,989
Hospital Financing-Lifespan Obligation
Series 2009A (AGM)
05/15/27	6.125%	400,000	474,156
05/15/30	6.250%	500,000	589,340
New England Institute of Technology
Series 2010
03/01/24	5.000%	1,145,000	1,310,796
Providence Public Schools Financing Program
Series 2006A (AGM)
05/15/23	5.000%	2,000,000	2,121,200
Series 2007A (AGM)
05/15/22	5.000%	2,000,000	2,184,280
Series 2007C (AGM)
05/15/21	5.000%	1,500,000	1,660,830
Public Schools Financing Program
Series 2007B (AMBAC)
05/15/19	4.250%	250,000	251,105
Times2 Academy
Series 2004
12/15/24	5.000%	1,500,000	1,539,555
University of Rhode Island

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RHODE ISLAND (CONTINUED)
Series 2009A (AGM)
09/15/24	4.750%	$1,000,000	$1,139,260
Rhode Island Student Loan Authority Revenue Bonds Program Senior Series 2010A
12/01/20	4.600%	885,000	959,933
State of Rhode Island
Certificate of Participation
Lease-Training School Project
Series 2005A (NPFGC)
10/01/19	5.000%	1,200,000	1,323,876
Unlimited General Obligation Bonds
Consolidated Capital Development Loan
Series 2006C (NPFGC)
11/15/18	5.000%	1,000,000	1,143,720
Unlimited General Obligation Refunding Bonds
Consolidated Capital Development Loan
Series 2005A (AGM)
08/01/17	5.000%	2,000,000	2,219,560
Series 2006A (AGM)
08/01/20	4.500%	1,750,000	1,944,565
Total			69,893,516
SOUTH CAROLINA 2.2%
Berkeley County School District
Revenue Bonds
Securing Assets for Education
Series 2003
12/01/18	5.250%	1,000,000	1,039,360
12/01/28	5.000%	7,205,000	7,439,955
Charleston Educational Excellence Finance Corp. Revenue Bonds Charleston County School District Series 2005
12/01/24	5.250%	10,000,000	11,093,900
County of Greenwood Refunding Revenue Bonds Self Regional Healthcare Series 2012B
10/01/31	5.000%	5,000,000	5,705,650
Dorchester County School District No. 2 Revenue Bonds Growth Remedy Opportunity Tax Hike Series 2004
12/01/17	5.250%	2,000,000	2,163,000
Greenville County School District Refunding Revenue Bonds Building Equity Sooner Series 2005
12/01/18	5.500%	5,000,000	6,175,300

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
Greenville Hospital System Board Refunding Revenue Bonds Series 2012
05/01/28	5.000%	$8,440,000	$9,720,686
Newberry Investing in Children’s Education Revenue Bonds Newberry County School District Project Series 2005
12/01/19	5.250%	1,500,000	1,608,225
South Carolina Jobs-Economic Development Authority Revenue Bonds South Carolina Electric & Gas Co. Project Series 2013
02/01/28	4.000%	10,000,000	10,706,600
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Series 2006A (NPFGC)
01/01/30	5.000%	5,555,000	6,091,057
Total			61,743,733
SOUTH DAKOTA 0.1%
South Dakota Health & Educational Facilities Authority
Revenue Bonds
Regional Health
Series 2011
09/01/19	5.000%	1,250,000	1,456,975
09/01/20	5.000%	1,250,000	1,452,075
09/01/21	5.000%	1,000,000	1,149,350
Total			4,058,400
TENNESSEE 0.4%
Blount County Public Building Authority Prerefunded 6/01/14 Revenue Bonds Local Government Public Series 2004 (NPFGC/FGIC)
06/01/16	5.000%	815,000	866,304
City of Chattanooga Unlimited General Obligation Refunding Bonds Series 2005A (AGM)
09/01/14	5.000%	4,150,000	4,463,574
County of Overton Unlimited General Obligation Refunding Bonds School Series 2004 (NPFGC)
04/01/16	5.000%	1,000,000	1,064,690

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TENNESSEE (CONTINUED)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Improvement Refunding Revenue Bonds Meharry Medical College Series 1996 (AMBAC)
12/01/16	6.000%	$3,800,000	$4,190,146
Total			10,584,714
TEXAS 9.0%
Aldine Independent School District Unlimited General Obligation Refunding Bonds Series 2005 (Permanent School Fund Guarantee)
02/15/15	5.250%	1,655,000	1,740,100
Barbers Hill Independent School District Prerefunded 02/15/13 Unlimited General Obligation Bonds Series 2003 (Permanent School Fund Guarantee)
02/15/22	5.000%	975,000	976,833
Brownwood Independent School District Unlimited General Obligation Refunding Bonds School Building Series 2005 (NPFGC/FGIC)
02/15/17	5.250%	1,310,000	1,414,302
Central Texas Regional Mobility Authority
Revenue Bonds
Senior Lien
Series 2010
01/01/19	5.750%	750,000	880,118
01/01/20	5.750%	1,250,000	1,482,975
Series 2011
01/01/31	5.750%	15,230,000	17,845,296
City Public Service Board of San Antonio
Refunding Revenue Bonds
Series 2005
02/01/18	5.000%	10,000,000	10,884,800
System
Series 2002
02/01/14	5.375%	2,500,000	2,628,925
City of Austin Electric Utility Revenue Revenue Bonds Series 2012
11/15/28	4.000%	3,000,000	3,290,100
City of Austin Refunding Revenue Bonds Subordinated Lien Series 1998 (NPFGC)
05/15/18	5.250%	1,100,000	1,307,295
City of Corpus Christi Utility System Prerefunded 07/15/15 Revenue Bonds Series 2005A (AMBAC)
07/15/19	5.000%	2,000,000	2,221,240

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
City of El Paso Limited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
08/15/14	5.250%	$2,000,000	$2,150,860
City of Houston Airport System Refunding Revenue Bonds Subordinate Lien Series 2012B
07/01/28	5.000%	7,000,000	8,247,820
City of Houston Utility System Refunding Revenue Bonds 1st Lien Series 2004A (NPFGC/FGIC)
05/15/24	5.250%	5,000,000	5,296,950
City of Houston
Prerefunded 03/01/15 Limited General Obligation Bonds
Series 2005E (AMBAC)
03/01/20	5.000%	2,525,000	2,763,511
City of Houston (a)
Revenue Bonds
Capital Appreciation-Convention
Series 2001B (AMBAC)
09/01/17	0.000%	2,000,000	1,829,220
City of Irving Prerefunded 11/15/15 Limited General Obligation Bonds Improvement Series 2005A
11/15/18	5.000%	1,075,000	1,210,816
City of Laredo Limited General Obligation Refunding Bonds Series 2005 (AMBAC)
08/15/20	5.000%	1,065,000	1,183,375
City of McKinney Limited General Obligation Bonds Waterworks & Sewer System Series 2005 (NPFGC/FGIC)
08/15/17	5.250%	1,125,000	1,255,005
Conroe Independent School District
Prerefunded 02/15/15 Unlimited General Obligation Bonds
Schoolhouse
Series 2005C (Permanent School Fund Guarantee)
02/15/19	5.000%	1,650,000	1,804,787
Unlimited General Obligation Bonds
School Building
Series 2009A
02/15/25	5.250%	1,135,000	1,337,371
County of Williamson Unlimited General Obligation Bonds Series 2005 (NPFGC)
02/15/16	5.000%	1,985,000	2,158,965

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Dallas County Community College District Limited General Obligation Bonds Series 2009
02/15/20	5.000%	$750,000	$913,583
Dallas-Fort Worth International Airport Refunding Revenue Bonds Joint Series 2012B
11/01/28	5.000%	21,280,000	24,329,211
Dickinson Independent School District Unlimited General Obligation Bonds Series 2006 (Permanent School Fund Guarantee)
02/15/20	5.000%	2,405,000	2,712,840
Dripping Springs Independent School District Unlimited General Obligation Bonds School Building Series 2008 (Permanent School Fund Guarantee)
02/15/26	5.000%	1,000,000	1,143,630
Duncanville Independent School District Unlimited General Obligation Refunding Bonds Capital Appreciation Series 2005 (Permanent School Fund Guarantee) (a)
02/15/22	0.000%	2,000,000	1,671,480
Gulf Coast Waste Disposal Authority
Revenue Bonds
BP Products North America
Series 2007
01/01/42	2.300%	3,350,000	3,386,247
Gulf Coast Waste Disposal Authority (g)
Refunding Revenue Bonds
Series 2002A AMT
08/01/24	6.100%	5,750,000	5,770,642
Harris County Flood Control District Limited General Obligation Bonds Improvement Series 2006
10/01/29	4.750%	10,000,000	11,111,600
Harris County Industrial Development Corp. Revenue Bonds Deer Park Refining Project Series 2008
05/01/18	4.700%	12,000,000	13,295,280
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A
05/15/31	6.500%	1,000,000	1,249,280
Houston Independent School District Limited General Obligation Refunding Bonds Limited Tax Series 2007 (Permanent School Fund Guarantee)
02/15/25	4.500%	5,000,000	5,451,150

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
La Joya Independent School District Unlimited General Obligation Refunding Bonds Series 2005 (Permanent School Fund Guarantee)
02/15/20	5.000%	$1,000,000	$1,087,340
Lewisville Independent School District Unlimited General Obligation Bonds School Building Series 2009
08/15/21	5.000%	1,000,000	1,211,440
Lower Colorado River Authority
Refunding Revenue Bonds
5th Supplemental Series 1993 Escrowed to Maturity
01/01/16	5.375%	2,100,000	2,389,485
LCRA Transmission Services Corp. Project
Series 2011
05/15/27	5.000%	11,195,000	13,098,150
North Central Texas Health Facility Development Corp. Revenue Bonds Hospital-Presbyterian Healthcare Series 1996B Escrowed to Maturity (NPFGC)
06/01/16	5.500%	9,645,000	10,599,469
North Harris County Regional Water Authority Revenue Bonds Senior Lien Series 2008
12/15/20	5.250%	4,415,000	5,207,757
North Texas Tollway Authority
Refunding Revenue Bonds
System-1st Tier
Series 2008A
01/01/22	6.000%	14,000,000	16,667,420
Series 2008E-3
01/01/38	5.750%	9,350,000	10,608,977
SA Energy Acquisition Public Facility Corp. Revenue Bonds Gas Supply Series 2007
08/01/16	5.250%	4,450,000	4,924,459
Sam Rayburn Municipal Power Agency Refunding Revenue Bonds Series 2012
10/01/21	5.000%	2,300,000	2,741,531
San Juan Higher Education Finance Authority
Revenue Bonds
Idea Public Schools
Series 2010A
08/15/20	5.125%	2,000,000	2,212,300
08/15/24	5.750%	1,590,000	1,806,065
Southwest Higher Education Authority, Inc. Revenue Bonds Southern Methodist University Project Series 2009
10/01/26	5.000%	1,000,000	1,199,950

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Spring Independent School District Unlimited General Obligation Bonds Schoolhouse Series 2009 (Permanent School Fund Guarantee)
08/15/21	5.000%	$750,000	$908,370
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Obligation Group Series 2007
05/15/27	5.125%	3,750,000	3,841,687
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	3,000,000	4,131,750
Texas Public Finance Authority Revenue Bonds Stephen F. Austin State University Financing Series 2005 (NPFGC)
10/15/19	5.000%	2,000,000	2,222,360
Trinity River Authority
Improvement Refunding Revenue Bonds
Tarrant County Water Project
Series 2005 (NPFGC)
02/01/17	5.000%	1,000,000	1,106,090
02/01/18	5.000%	1,000,000	1,106,090
University of Houston Refunding Revenue Bonds Series 2009
02/15/21	5.000%	1,000,000	1,190,710
University of Texas System
Prerefunded 02/15/17 Revenue Bonds
Financing System
Series 2006D
08/15/18	5.000%	8,455,000	9,862,081
Refunding Revenue Bonds
Financing System
Series 2004A
08/15/17	5.250%	2,000,000	2,395,740
Unrefunded Revenue Bonds
Financing System
Series 2006D
08/15/18	5.000%	1,545,000	1,800,914
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/22	5.000%	750,000	840,413
West Harris County Regional Water Authority Revenue Bonds Series 2009
12/15/25	5.000%	1,000,000	1,166,620
Total			249,272,775

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
UTAH 0.8%
Intermountain Power Agency Refunding Revenue Bonds Subordinated Series 2007A (AMBAC)
07/01/17	5.000%	$15,000,000	$17,476,350
Utah State Building Ownership Authority Refunding Revenue Bonds State Facilities Master Lease Program Series 1998C Escrowed to Maturity (AGM)
05/15/14	5.500%	5,000,000	5,330,350
Total			22,806,700
VIRGIN ISLANDS —%
Virgin Islands Water & Power Authority Refunding Revenue Bonds Series 2012A (f)
07/01/21	4.000%	625,000	633,919
VIRGINIA 1.3%
Augusta County Industrial Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003
09/01/18	5.250%	1,500,000	1,751,730
Dullles Town Center Community Development Authority Refunding Special Assessment Bonds Dulles Town Center Project Series 2012
03/01/26	4.250%	1,000,000	990,070
Virginia College Building Authority Revenue Bonds Public Higher Education Financing Program Series 2009A
09/01/24	5.000%	1,000,000	1,183,480
Virginia Gateway Community Development Authority Refunding Special Assessment Bonds Series 2012
03/01/30	5.000%	1,500,000	1,567,770
Virginia Public School Authority
Refunding Revenue Bonds
School Financing 1997 Resolution
Series 2005B
08/01/16	5.250%	13,995,000	16,199,632
Revenue Bonds
School Financing 1997 Resolution
Series 2005C
08/01/16	5.000%	6,285,000	6,983,766
Virginia Resources Authority
Revenue Bonds
State Revolving Fund
Series 2009
10/01/22	5.000%	500,000	607,365
Subordinated Series 2008
10/01/19	5.000%	1,000,000	1,211,400

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGINIA (CONTINUED)
Subordinated Revenue Bonds
Clean Water State Revolving Fund
Series 2007
10/01/17	5.000%	$3,760,000	$4,484,778
Total			34,979,991
WASHINGTON 0.9%
Clark County School District No. 37 Vancouver Unlimited General Obligation Bonds Series 2001C (NPFGC/FGIC) (a)
12/01/16	0.000%	1,000,000	965,130
Energy Northwest Revenue Bonds Columbia Generating Station Series 2007D
07/01/22	5.000%	1,000,000	1,158,350
State of Washington
Unlimited General Obligation Bonds
Motor Vehicle Fuel
Series 2010B
08/01/26	5.000%	18,270,000	21,837,400
Series 2008D
01/01/20	5.000%	1,000,000	1,176,180
Total			25,137,060
WEST VIRGINIA 0.4%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Co. Amos Series 2008C
05/01/19	4.850%	6,500,000	6,630,130
West Virginia Hospital Finance Authority Revenue Bonds Charleston Area Medical Center, Inc. Series 1993A Escrowed to Maturity
09/01/23	6.500%	3,980,000	5,297,420
Total			11,927,550
WISCONSIN 1.4%
City of Sheboygan Refunding Revenue Bonds Wisconsin Power Series 2006 (FGIC)
09/01/15	5.000%	5,600,000	6,152,160
State of Wisconsin
Revenue Bonds
Series 2009A
05/01/22	5.000%	1,000,000	1,170,910
05/01/23	5.125%	14,000,000	16,697,660

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN (CONTINUED)
Wisconsin Health & Educational Facilities Authority Refunding Revenue Bonds Wheaton Healthcare Series 2006B
08/15/23	5.125%	$13,065,000	$14,496,532
Total			38,517,262
Total Municipal Bonds (Cost: $2,474,510,407)			$2,724,435,290

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes 0.6%
CALIFORNIA 0.2%
City of Fremont Certificate of Participation Refinancing Project VRDN Series 2012-B (Wells Fargo Bank) (e)
08/01/30	0.080%	5,000,000	5,000,000
COLORADO —%
Colorado Educational & Cultural Facilities Authority Revenue Bonds Flying J Ranch LLC VRDN Series 2006 (U.S. Bank) (e)(h)
03/01/36	0.120%	800,000	800,000
ILLINOIS 0.2%
Illinois Finance Authority University Chicago Medical Center (e)
08/01/44	0.090%	4,000,000	4,000,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)
MISSOURI —%
Missouri State Health & Educational Facilities Authority Revenue Bonds St. Louis University VRDN Series 2008A-2 (Wells Fargo Bank) (e)(h)
10/01/35	0.090%	$700,000	$700,000
NEW YORK 0.2%
Triborough Bridge & Tunnel Authority Revenue Bonds General VRDN Series 2005A-3 (U.S. Bank) (e)
11/01/35	0.080%	5,000,000	5,000,000
Total Floating Rate Notes (Cost: $15,500,000)			$15,500,000

		Shares	Value

Money Market Funds 0.4%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (i)		4,919,043	$4,919,043
JPMorgan Tax Free Money Market Fund, 0.010% (i)		6,448,550	6,448,550
Total Money Market Funds (Cost: $11,367,593)			$11,367,593
Total Investments
(Cost: $2,501,378,000) (j)			$2,751,302,883(k)
Other Assets & Liabilities, Net			24,345,940
Net Assets			$2,775,648,823

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2013 was $956,716, representing 0.03% of net assets. Information concerning such security holdings at January 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
7.000% 07/15/32	07-23-08	$1,910,000
Sterling Hill Community Development District
Special Assessment Bonds
Series 2003B
5.500% 11/01/10	1023-03	149,141

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $20,731,924 or 0.75% of net assets.

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2013, the value of these securities amounted to $97,502, which represents less than 0.01% of net assets.

(e)	Variable rate security.
(f)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At January 31, 2013, the value of these securities amounted to $23,476,391 or 0.85% of net assets.

(g)	Income from this security may be subject to alternative minimum tax.
(h)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(i)	The rate shown is the seven-day current annualized yield at January 31, 2013.
(j)

At January 31, 2013, the cost of securities for federal income tax purposes was approximately $2,501,378,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$253,504,000
Unrealized Depreciation	(3,579,000)
Net Unrealized Appreciation	$249,925,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corporation
BNY	Bank of New York
CIFG	IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
TCRS	Transferable Custodial Receipts
VRDN	Variable Rate Demand Note
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	2,724,435,290	—	2,724,435,290
Total Bonds	—	2,724,435,290	—	2,724,435,290
Short-Term Securities
Floating Rate Notes	—	15,500,000	—	15,500,000
Total Short-Term Securities	—	15,500,000	—	15,500,000
Other
Money Market Funds	11,367,593	—	—	11,367,593
Total Other	11,367,593	—	—	11,367,593
Total	11,367,593	2,739,935,290	—	2,751,302,883

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia International Bond Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 1.3%
SUPRA-NATIONAL 1.1%
Asian Development Bank Senior Unsecured
06/21/27	2.350%	JPY	$50,000,000	$622,458
Eurofima Senior Unsecured
10/21/19	4.375%	EUR	100,000	156,909
Total				779,367
UKRAINE 0.2%
MHP SA (b)
04/29/15	10.250%		100,000	107,250
Total Corporate Bonds & Notes (Cost: $788,903)				$886,617

Inflation-Indexed Bonds(a) 0.2%
URUGUAY 0.2%
Uruguay Government International Bond
04/05/27	4.250%	UYU	1,991,494	125,002
Total Inflation-Indexed Bonds (Cost: $113,460)				$125,002

Foreign Government Obligations(a) 95.4%
ARGENTINA 0.4%
Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%		100,000	87,250
Argentina Bonar Bonds Senior Unsecured
04/17/17	7.000%		262,000	210,255
Total				297,505
AUSTRALIA 4.4%
Australia Government Bond Senior Unsecured
04/21/23	5.500%	AUD	160,000	195,969
Treasury Corp. of Victoria
11/15/18	5.500%	AUD	1,500,000	1,714,877
Local Government Guaranteed
11/15/16	5.750%	AUD	220,000	249,469
06/15/20	6.000%	AUD	720,000	852,918
Total				3,013,233
AUSTRIA 0.4%
Austria Government Bond Senior Unsecured (b)
09/15/17	4.300%	EUR	170,000	265,733

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
BELGIUM 0.2%
Belgium Government Bond
03/28/15	3.500%	EUR	$75,000	$108,251
BRAZIL 0.5%
Brazilian Government International Bond
Senior Unsecured
02/03/15	7.375%	EUR	30,000	45,826
03/07/15	7.875%		50,000	56,850
01/20/34	8.250%		70,000	110,775
Petrobras International Finance Co.
01/27/21	5.375%		150,000	164,981
Total				378,432
BULGARIA 0.1%
Bulgaria Government International Bond Senior Unsecured
01/15/15	8.250%		60,000	67,800
CANADA 8.8%
Canadian Government Bond
08/01/14	2.250%	CAD	1,600,000	1,630,207
06/01/22	2.750%	CAD	300,000	320,152
Province of Ontario
06/02/19	4.400%	CAD	2,800,000	3,147,319
Province of Quebec
12/01/17	4.500%	CAD	700,000	781,005
Senior Unsecured
04/29/19	5.000%	EUR	50,000	81,875
Total				5,960,558
CHINA 0.1%
China Government International Bond Senior Unsecured
10/29/13	4.750%		50,000	51,437
COLOMBIA 0.8%
Colombia Government International Bond
Senior Unsecured
07/12/21	4.375%		200,000	224,200
05/21/24	8.125%		50,000	73,000
Ecopetrol SA Senior Unsecured
07/23/19	7.625%		45,000	57,375
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	340,000,000	223,678
Total				578,253

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
DENMARK 0.2%
Denmark Government Bond
11/15/13	5.000%	DKK	$695,000	$131,317
DOMINICAN REPUBLIC 0.3%
Dominican Republic International Bond Senior Unsecured (b)
05/06/21	7.500%		150,000	174,915
FINLAND 0.3%
Finland Government Bond Senior Unsecured
07/04/15	4.250%	EUR	145,000	215,191
FRANCE 10.9%
France Government Bond OAT
04/25/17	3.750%	EUR	350,000	530,880
10/25/18	4.250%	EUR	770,000	1,215,765
04/25/19	4.250%	EUR	228,000	361,341
10/25/20	2.500%	EUR	1,810,000	2,580,992
04/25/29	5.500%	EUR	420,000	768,562
French Treasury Note BTAN
02/25/16	2.250%	EUR	1,400,000	1,994,266
Total				7,451,806
GERMANY 11.4%
Bundesobligation
04/08/16	2.750%	EUR	700,000	1,020,681
Bundesrepublik Deutschland
07/04/17	4.250%	EUR	555,000	872,193
01/04/19	3.750%	EUR	1,010,000	1,593,364
07/04/21	3.250%	EUR	1,600,000	2,487,165
07/04/28	4.750%	EUR	700,000	1,276,554
07/04/42	3.250%	EUR	300,000	483,523
Total				7,733,480
HUNGARY 0.1%
Hungary Government International Bond Senior Unsecured
07/18/16	3.500%	EUR	40,000	53,063
INDONESIA 3.0%
Indonesia Government International Bond
Senior Unsecured
04/20/15	7.250%		38,000	42,275
Indonesia Government International Bond (b)
Senior Unsecured
04/20/15	7.250%		80,000	89,000
Indonesia Treasury Bond
Senior Unsecured
07/15/17	10.000%	IDR	3,800,000,000	469,762

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
INDONESIA (CONTINUED)
09/15/25	11.000%	IDR	$5,830,000,000	$857,701
Majapahit Holding BV (b)
08/07/19	8.000%		450,000	567,000
Total				2,025,738
JAPAN 8.8%
Japan Government 10-Year Bond
Senior Unsecured
09/20/18	1.500%	JPY	5,900,000	69,206
12/20/18	1.400%	JPY	105,000,000	1,227,407
06/20/20	1.100%	JPY	150,500,000	1,724,131
Japan Government 20-Year Bond
Senior Unsecured
12/20/22	1.400%	JPY	70,000,000	813,997
09/20/23	1.900%	JPY	29,000,000	351,582
06/20/25	1.900%	JPY	50,000,000	601,351
09/20/29	2.100%	JPY	80,000,000	949,757
Japan Government 30-Year Bond Senior Unsecured
09/20/40	2.000%	JPY	20,000,000	221,584
Total				5,959,015
KAZAKHSTAN 0.4%
KazMunaiGaz Finance Sub BV (b)
05/05/20	7.000%		200,000	249,125
LITHUANIA 0.2%
Lithuania Government International Bond Senior Unsecured (b)
03/09/21	6.125%		120,000	144,086
MEXICO 6.6%
Comision Federal de Electricidad Senior Unsecured (b)
05/26/21	4.875%		200,000	222,000
Mexican Bonos
12/13/18	8.500%	MXN	1,120,500	1,051,234
06/11/20	8.000%	MXN	830,000	782,086
05/31/29	8.500%	MXN	1,900,000	1,929,117
Mexico Government International Bond
Senior Unsecured
01/15/17	5.625%		90,000	104,535
01/11/40	6.050%		40,000	50,100
Pemex Project Funding Master Trust
01/21/21	5.500%		300,000	344,250
02/24/25	5.500%	EUR	20,000	30,971
Total				4,514,293
NETHERLANDS 4.9%
Netherlands Government Bond (b)
07/15/16	4.000%	EUR	240,000	363,263

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
NETHERLANDS (CONTINUED)
07/15/18	4.000%	EUR	$1,300,000	$2,033,884
07/15/20	3.500%	EUR	600,000	928,182
Total				3,325,329
NEW ZEALAND 1.0%
New Zealand Government Bond
Senior Unsecured
04/15/13	6.500%	NZD	55,000	46,526
12/15/17	6.000%	NZD	500,000	475,726
05/15/21	6.000%	NZD	150,000	147,846
Total				670,098
NORWAY 5.5%
Eksportfinans ASA
03/20/14	1.600%	JPY	65,000,000	682,995
Norway Government Bond
05/15/13	6.500%	NOK	2,000,000	370,700
05/19/17	4.250%	NOK	5,240,000	1,047,031
05/22/19	4.500%	NOK	8,000,000	1,660,217
Total				3,760,943
PANAMA 0.1%
Panama Government International Bond Senior Unsecured
01/26/36	6.700%		65,000	87,263
PERU 0.6%
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%		200,000	282,000
11/21/33	8.750%		27,000	44,888
03/14/37	6.550%		45,000	61,312
Total				388,200
PHILIPPINES 0.2%
Philippine Government International Bond Senior Unsecured
03/17/15	8.875%		105,000	121,931
POLAND 5.1%
Poland Government Bond
10/24/15	6.250%	PLN	1,600,000	556,263
10/25/19	5.500%	PLN	7,900,000	2,852,991
Poland Government International Bond Senior Unsecured
10/19/15	5.000%		50,000	55,325
Total				3,464,579
RUSSIAN FEDERATION 3.6%
Gazprom OAO Via Gaz Capital SA (b)

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
RUSSIAN FEDERATION (CONTINUED)
Senior Unsecured
04/11/18	8.146%		$200,000	$243,500
03/07/22	6.510%		400,000	466,000
Gazprom OAO Via Gazprom International SA Senior Unsecured
02/01/20	7.201%		12,795	14,523
Russian Foreign Bond - Eurobond
Senior Unsecured
03/10/18	7.850%	RUB	20,000,000	724,543
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
03/10/18	7.850%	RUB	15,000,000	543,408
04/29/20	5.000%		100,000	113,750
Russian Foreign Bond - Eurobond (b)(c)
Senior Unsecured
03/31/30	7.500%		155,000	193,750
Russian Foreign Bond - Eurobond (c)
Senior Unsecured
03/31/30	7.500%		110,050	137,562
Total				2,437,036
SOUTH AFRICA 2.2%
South Africa Government Bond Senior Unsecured
01/15/20	7.250%	ZAR	11,000,000	1,290,394
South Africa Government International Bond
05/16/13	5.250%	EUR	50,000	68,603
Senior Unsecured
03/08/41	6.250%		120,000	147,300
Total				1,506,297
SWEDEN 4.3%
Sweden Government Bond
08/12/17	3.750%	SEK	17,080,000	2,960,997
TURKEY 0.7%
Turkey Government International Bond
Senior Unsecured
03/30/21	5.625%		250,000	291,230
02/05/25	7.375%		140,000	184,240
Total				475,470
UNITED KINGDOM 8.3%
Network Rail Infrastructure Finance PLC Government Guaranteed
12/09/30	4.375%	GBP	60,000	109,387
United Kingdom Gilt
03/07/19	4.500%	GBP	1,540,000	2,897,491
09/07/20	3.750%	GBP	450,000	819,378
09/07/21	3.750%	GBP	430,000	783,259
03/07/25	5.000%	GBP	253,000	514,425

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
UNITED KINGDOM (CONTINUED)
03/07/36	4.250%	GBP	$300,000	$559,350
Total				5,683,290
URUGUAY 0.1%
Uruguay Government International Bond Senior Unsecured PIK
01/15/33	7.875%		40,000	59,000
VENEZUELA 0.9%
Petroleos de Venezuela SA
11/02/17	8.500%		500,000	490,000

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
VENEZUELA (CONTINUED)
Venezuela Government International Bond Senior Unsecured
08/23/22	12.750%	$84,000	$100,800
Total			590,800
Total Foreign Government Obligations (Cost: $61,773,733)			$64,904,464

	Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.132% (d)(e)	818,455	$818,455
Total Money Market Funds (Cost: $818,455)		$818,455
Total Investments(f) (Cost: $63,494,551)		$66,734,538(g)
Other Assets & Liabilities, Net		1,296,690
Net Assets		$68,031,228

Investments in Derivatives
Futures Contracts Outstanding at January 31, 2013

At January 31, 2013, cash of $6,625 was pledged as collateral for open futures contracts and was being held at the broker of the futures contracts.

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 2-year	(5)	(1,102,109)	March 2013	—	(164)
U.S. Treasury Note, 10-year	(5)	(656,406)	March 2013	9,680	—
Total				9,680	(164)

Forward Foreign Currency Exchange Contracts Open at January 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup	February 19, 2013	678,480	20,695,000	9,518	—
		(USD)	(RUB)
Standard Chartered Bank	February 27, 2013	1,363,459	2,800,000	39,358	—
		(USD)	(BRL)
JP Morgan Chase Bank	March 1, 2013	2,000,000	634,961	—	(10,519)
		(PLN)	(USD)
Total				48,876	(10,519)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $6,928,524 or 10.18% of net assets.

(c)	Variable rate security.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2013.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	198,636	3,056,313	(2,436,494)	—	818,455	—	229	818,455

(f)

At January 31, 2013, the cost of securities for federal income tax purposes was approximately $63,495,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,965,000
Unrealized Depreciation	(725,000)
Net Unrealized Appreciation	$3,240,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
USD	US Dollar
UYU	Uruguay Pesos
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	886,617	—	886,617
Inflation-Indexed Bonds	—	125,002	—	125,002
Foreign Government Obligations	—	64,904,464	—	64,904,464
Total Bonds	—	65,916,083	—	65,916,083
Other
Money Market Funds	818,455	—	—	818,455
Total Other	818,455	—	—	818,455
Investments in Securities	818,455	65,916,083	—	66,734,538
Derivatives
Assets
Futures Contracts	9,680	—	—	9,680
Forward Foreign Currency Exchange Contracts	—	48,876	—	48,876
Liabilities
Futures Contracts	(164)	—	—	(164)
Forward Foreign Currency Exchange Contracts	—	(10,519)	—	(10,519)
Total	827,971	65,954,440	—	66,782,411

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Massachusetts Intermediate Municipal Bond Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.0%
AIRPORT 3.5%
Massachusetts Port Authority
Refunding Revenue Bonds
Series 2012-B
07/01/32	5.000%	$2,000,000	$2,360,140
Series 2012-B
07/01/33	5.000%	1,200,000	1,409,568
Passenger Facility Charge
Series 2007D (AGM)
07/01/17	5.000%	3,000,000	3,486,120
Revenue Bonds
Series 2005C (AMBAC)
07/01/15	5.000%	1,500,000	1,662,315
07/01/22	5.000%	3,500,000	3,865,785
Total			12,783,928
ASSISTED LIVING 0.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage VOA Concord
Series 2007
11/01/17	5.000%	540,000	561,460
11/01/27	5.125%	1,500,000	1,500,510
Total			2,061,970
HIGHER EDUCATION 18.1%
Massachusetts Development Finance Agency
Revenue Bonds
Boston College
Series 2007P
07/01/20	5.000%	3,260,000	3,776,221
Boston University
Series 2009V-2
10/01/14	2.875%	3,000,000	3,118,710
Brandeis University
Series 2010O-2
10/01/24	5.000%	5,000,000	5,759,750
Emerson College
Series 2006A
01/01/20	5.000%	870,000	956,800
01/01/21	5.000%	2,500,000	2,733,725
01/01/23	5.000%	1,000,000	1,079,890
Hampshire College
Series 2004
10/01/14	5.150%	85,000	87,293
Merrimack College
Series 2012A
07/01/27	5.000%	1,075,000	1,191,552
Mount Holyoke College
Series 2008
07/01/23	5.000%	1,285,000	1,505,198
Wheelock College
Series 2007C
10/01/17	5.000%	1,100,000	1,244,727
Worcester Polytechnic Institute
Series 2007 (NPFGC)
09/01/22	5.000%	1,710,000	1,955,744
Massachusetts Development Finance Agency (a)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Revenue Bonds
Massachusetts College-Pharmacy & Allied Health
Series 2013
07/01/25	5.000%	$675,000	$820,267
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Berklee College of Music
Series 2007A
10/01/32	5.000%	2,440,000	2,723,821
Boston College
Series 2008M-1
06/01/24	5.500%	3,000,000	3,884,040
Massachusetts Institute of Technology
Series 2002K
07/01/17	5.375%	2,275,000	2,741,147
07/01/22	5.500%	1,000,000	1,334,490
Series 2004M
07/01/19	5.250%	610,000	767,276
Northeastern University
Series 2008T-1
10/01/28	5.000%	1,750,000	2,072,385
Series 2008T-2
10/01/29	5.000%	4,045,000	4,748,992
Simmons College
Series 2009I
10/01/18	6.750%	1,365,000	1,705,445
Suffolk University
Series 2009A
07/01/24	6.000%	2,100,000	2,471,889
Tufts University
Series 2002J
08/15/16	5.500%	1,500,000	1,747,965
Series 2008
08/15/14	5.000%	1,250,000	1,338,888
08/15/17	5.000%	1,145,000	1,353,046
Williams College
Series 2003H
07/01/16	5.000%	1,740,000	1,773,947
Massachusetts Health & Educational Facilities Authority (b)
Revenue Bonds
Northeastern University
Series 2008T-3
10/01/37	2.700%	2,500,000	2,553,975
Massachusetts State College Building Authority Revenue Bonds Series 2012A
05/01/29	5.000%	3,000,000	3,569,460
University of Massachusetts Building Authority
Revenue Bonds
Senior Series 2008-2 (AGM)
05/01/21	5.000%	1,510,000	1,761,868
Senior Series 2009-1
05/01/23	5.000%	5,000,000	5,921,200
Total			66,699,711
HOSPITAL 9.1%
Massachusetts Development Finance Agency

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Revenue Bonds
Berkshire Health System
Series 2012G
10/01/26	5.000%	$1,200,000	$1,361,628
Boston Medical Center
Series 2012C
07/01/27	5.250%	3,695,000	4,181,299
UMASS Memorial Issue
Series 2011H
07/01/26	5.125%	2,000,000	2,235,880
Massachusetts Development Finance Agency (a)
Revenue Bonds
Southcoast Health System Obligation Group
Series 2013
07/01/27	5.000%	765,000	895,761
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Caregroup
Series 1998B-2 (NPFGC)
02/01/27	5.375%	1,585,000	1,805,917
Series 2004D (NPFGC)
07/01/22	5.250%	1,000,000	1,160,080
Series 2008E-2
07/01/19	5.375%	4,675,000	5,497,613
Massachusetts Eye & Ear Infirmary
Series 2010-C
07/01/17	5.000%	1,425,000	1,582,206
Milford Regional Medical
Series 2007E
07/15/17	5.000%	1,050,000	1,122,125
07/15/22	5.000%	1,500,000	1,570,365
Partners Healthcare
Series 2010J-2
07/01/22	5.000%	5,000,000	5,853,050
Partners Healthcare System
Series 2005F
07/01/17	5.000%	2,000,000	2,190,020
Series 2007G
07/01/18	5.000%	2,575,000	2,990,451
UMASS Memorial Issue
Series 1998A (AMBAC)
07/01/14	5.250%	975,000	977,613
Total			33,424,008
HUMAN SERVICE PROVIDER 0.4%
Massachusetts Development Finance Agency Revenue Bonds Evergreen Center, Inc. Series 2005
01/01/20	5.500%	1,355,000	1,399,430
INVESTOR OWNED 1.8%
Massachusetts Development Finance Agency (b)
Refunding Revenue Bonds
Dominion Energy Brayton 1
Series 2009

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INVESTOR OWNED (CONTINUED)
12/01/42	5.750%	$3,460,000	$4,207,740
Revenue Bonds
Dominion Energy Brayton
Series 2010A
12/01/41	2.250%	2,260,000	2,323,461
Total			6,531,201
JOINT POWER AUTHORITY 3.2%
Berkshire Wind Power Cooperative Corp.
Revenue Bonds
Series 2010-1
07/01/24	5.250%	3,785,000	4,247,944
07/01/25	5.000%	2,000,000	2,196,340
Massachusetts Municipal Wholesale Electric Co.
Revenue Bonds
Project 6
Series 2012A
07/01/16	5.000%	2,000,000	2,268,760
Project No. 6
Series 2011
07/01/19	5.000%	2,760,000	3,248,989
Total			11,962,033
LOCAL GENERAL OBLIGATION 5.1%
City of Boston Unlimited General Obligation Bonds Series 2012A
04/01/24	4.000%	2,150,000	2,506,126
City of Springfield Limited General Obligation Bonds State Qualified Municipal Purpose Loan Series 2003 (AGM)
08/01/21	4.500%	2,000,000	2,227,320
Dudley Charlton Regional School District Unlimited General Obligation Bonds Series 1999A (NPFGC/FGIC)
06/15/14	5.125%	2,305,000	2,447,956
Puerto Rico Municipal Finance Agency Unrefunded Revenue Bonds Series 1997A (AGM) (c)
07/01/17	5.500%	245,000	245,679
Town of Hopedale Limited General Obligation Refunding Bonds Series 2004 (AMBAC)
11/15/17	5.000%	1,000,000	1,080,370
Town of North Reading Limited General Obligation Bonds Muni Purpose Loan Series 2012
05/15/28	4.000%	2,130,000	2,356,078
Town of Sandwich Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
07/15/18	5.000%	1,575,000	1,753,511

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Town of Tewksbury
Unlimited General Obligation Bonds
Muni Purpose Loan
Series 2011
04/15/19	4.000%	$1,000,000	$1,151,690
04/15/20	4.000%	1,675,000	1,939,750
04/15/21	4.000%	1,050,000	1,200,087
04/15/22	4.000%	880,000	995,394
Town of Westborough Unlimited General Obligation Bonds Series 2003
11/15/16	5.000%	1,000,000	1,035,700
Total			18,939,661
MUNICIPAL POWER 0.9%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (c)
10/01/24	5.000%	630,000	731,121
Puerto Rico Electric Power Authority Revenue Bonds Series 2002LL (NPFGC) (c)
07/01/17	5.500%	2,400,000	2,621,976
Total			3,353,097
OTHER BOND ISSUE 2.6%
Boston Housing Authority
Revenue Bonds
Series 2008 (AGM)
04/01/20	5.000%	2,135,000	2,419,254
04/01/23	5.000%	1,865,000	2,067,464
04/01/24	5.000%	3,260,000	3,589,456
Massachusetts Development Finance Agency
Revenue Bonds
Broad Institute
Series 2011-A
04/01/23	5.250%	1,000,000	1,194,060
Jewish Philanthropies
Series 2002A
02/01/22	5.250%	450,000	451,665
Total			9,721,899
POOL / BOND BANK 4.5%
Massachusetts Water Pollution Abatement Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2004A
08/01/15	5.250%	3,000,000	3,361,020
Series 2006
08/01/20	5.250%	3,000,000	3,818,880
Revenue Bonds
Pool Program
Series 2005-11
08/01/19	5.250%	4,465,000	5,595,672
State Revolving Fund
Series 2009-14

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
POOL / BOND BANK (CONTINUED)
08/01/24	5.000%	$3,100,000	$3,716,683
Total			16,492,255
PREP SCHOOL 1.6%
Massachusetts Development Finance Agency
Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/30	6.375%	3,150,000	3,602,025
Noble & Greenough School
Series 2011
04/01/21	4.000%	1,500,000	1,736,595
Park School
Series 2012
09/01/20	5.000%	150,000	176,390
09/01/21	5.000%	330,000	388,624
Total			5,903,634
REFUNDED / ESCROWED 6.7%
Commonwealth of Massachusetts
Prerefunded 08/01/14 Limited General Obligation Bonds
Consolidated Loan
Series 2004B (AMBAC)
08/01/22	5.000%	2,000,000	2,138,760
Commonwealth of Massachusetts (d)
Revenue Bonds
Capital Appreciation-Federal Highway
Series 1998A Escrowed to Maturity
06/15/15	0.000%	4,000,000	3,946,160
Massachusetts Development Finance Agency Prerefunded 07/01/13 Revenue Bonds Pharmacy & Allied Health Sciences Series 2003
07/01/23	6.375%	1,000,000	1,035,480
Massachusetts Health & Educational Facilities Authority Prerefunded 10/01/13 Revenue Bonds Simmons College Series 2003F (FGIC)
10/01/15	5.000%	1,015,000	1,047,023
Massachusetts School Building Authority Prerefunded 08/15/15 Revenue Bonds Series 2005A (AGM)
08/15/26	5.000%	5,000,000	5,585,550
Massachusetts State College Building Authority Revenue Bonds Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC) (d)
05/01/28	0.000%	4,000,000	2,657,280
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 1998B Escrowed to Maturity (AGM/TCRS)
08/01/15	5.500%	1,165,000	1,314,050
Revenue Bonds
General
Series 2002J Escrowed to Maturity (AGM/TCRS)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
08/01/15	5.250%	$3,000,000	$3,366,780
Puerto Rico Highway & Transportation Authority Prerefunded Revenue Bonds Series 2005BB (AGM) Escrowed to Maturity (c)
07/01/22	5.250%	1,075,000	1,398,694
University of Massachusetts Building Authority Prerefunded 11/01/13 Revenue Bonds Senior Series 2003-1 (AMBAC)
11/01/15	5.250%	2,000,000	2,073,120
Total			24,562,897
RETIREMENT COMMUNITIES 0.4%
Massachusetts Development Finance Agency
Revenue Bonds
1st Mortgage-Orchard Cove
Series 2007
10/01/17	5.000%	1,030,000	1,079,656
10/01/18	5.000%	515,000	536,033
Total			1,615,689
SINGLE FAMILY 0.3%
Massachusetts Housing Finance Agency Revenue Bonds Single Family Series 2009-143
12/01/24	5.000%	1,000,000	1,113,320
SPECIAL NON PROPERTY TAX 11.3%
Commonwealth of Massachusetts Revenue Bonds Series 2004 (NPFGC/FGIC)
01/01/19	5.250%	750,000	890,430
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2003A
07/01/17	5.250%	1,000,000	1,194,170
07/01/19	5.250%	625,000	779,119
Senior Series 2004C
07/01/18	5.250%	1,000,000	1,224,120
Senior Series 2005B (NPFGC)
07/01/23	5.500%	2,890,000	3,779,744
Senior Series 2006A
07/01/22	5.250%	3,500,000	4,513,530
Senior Series 2008B
07/01/23	5.000%	910,000	1,147,965
Massachusetts School Building Authority
Refunding Revenue Bonds
Senior Series 2012A
08/15/26	5.000%	4,000,000	4,921,800
Series 2012-B
08/15/28	5.000%	5,000,000	6,126,300
Revenue Bonds
Series 2007A (AMBAC)
08/15/18	5.000%	5,000,000	5,876,300
Senior Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Series 2011B
10/15/27	5.000%	$4,000,000	$4,862,320
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2005BB (AGM) (c)
07/01/22	5.250%	1,925,000	2,138,521
Territory of Guam Revenue Bonds Series 2011A (c)
01/01/31	5.000%	950,000	1,069,158
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (c)
10/01/25	5.000%	2,755,000	3,006,449
Total			41,529,926
SPECIAL PROPERTY TAX 1.3%
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/25	5.000%	3,210,000	3,798,264
07/01/27	5.000%	775,000	905,208
Total			4,703,472
STATE APPROPRIATED 2.0%
City of Fall River
Limited General Obligation Refunding Bonds
State Qualified
Series 2012
03/01/21	4.000%	335,000	377,364
03/01/20	4.000%	2,295,000	2,592,983
City of Lawrence Limited General Obligation Refunding Bonds State Qualified Series 2006 (AGM)
02/01/18	5.000%	1,500,000	1,737,120
Massachusetts Development Finance Agency
Revenue Bonds
Visual & Performing Arts Project
Series 2000
08/01/17	6.000%	540,000	651,056
08/01/21	6.000%	1,750,000	2,161,618
Total			7,520,141
STATE GENERAL OBLIGATION 14.2%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002C
11/01/17	5.500%	1,500,000	1,824,795
Series 2002D (AMBAC/TCRS/BNY)
08/01/18	5.500%	3,500,000	4,334,050
Series 2008A
08/01/16	5.000%	2,000,000	2,301,560
Limited General Obligation Refunding Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE GENERAL OBLIGATION (CONTINUED)
Series 2003D
10/01/17	5.500%	$5,000,000	$6,066,600
Series 2003D (AMBAC)
10/01/19	5.500%	5,000,000	6,333,150
Series 2003D (NPFGC)
10/01/20	5.500%	2,500,000	3,214,725
Series 2004B
08/01/20	5.250%	3,000,000	3,793,260
Series 2006B (AGM)
09/01/22	5.250%	4,000,000	5,156,760
Unlimited General Obligation Refunding Bonds
Series 2003D (AGM)
10/01/19	5.500%	3,500,000	4,433,205
Series 2004C (AMBAC)
12/01/24	5.500%	5,000,000	6,699,550
Series 2004C (NPFGC)
12/01/19	5.500%	3,795,000	4,823,369
Series 2008A
09/01/15	5.000%	3,000,000	3,347,970
Total			52,328,994
STUDENT LOAN 2.4%
Massachusetts Educational Financing Authority
Revenue Bonds
Issue I
Series 2010A
01/01/22	5.500%	4,625,000	5,414,673
Series 2009I
01/01/18	5.125%	3,175,000	3,645,376
Total			9,060,049
TRANSPORTATION 0.3%
Woods Hole Martha’s Vineyard & Nantucket Steamship Authority Revenue Bonds Series 2004B
03/01/18	5.000%	975,000	1,060,254

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TURNPIKE / BRIDGE / TOLL ROAD 0.7%
Massachusetts Department of Transportation Revenue Bonds Senior Series 2010B
01/01/22	5.000%	$2,180,000	$2,591,170
WATER & SEWER 7.0%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2005A (NPFGC/TCRS)
08/01/17	5.250%	6,000,000	7,174,860
Series 2007B (AGM/TCRS)
08/01/23	5.250%	5,500,000	7,138,780
Series 2012B
08/01/28	5.000%	5,000,000	6,093,700
Revenue Bonds
General
Series 2002J (AGM/TCRS)
08/01/14	5.250%	2,870,000	3,083,442
08/01/18	5.250%	1,000,000	1,224,970
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds Senior Lien Series 2008A (AGM) (c)
07/01/16	5.000%	1,000,000	1,053,350
Total			25,769,102
Total Municipal Bonds (Cost: $326,461,891)			$361,127,841

		Shares	Value

Money Market Funds 1.6%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (e)		1,427,254	$1,427,254
JPMorgan Tax Free Money Market Fund, 0.010% (e)		4,459,433	4,459,433
Total Money Market Funds (Cost: $5,886,687)			$5,886,687
Total Investments
(Cost: $332,348,578) (f)			$367,014,528(g)
Other Assets & Liabilities, Net			1,437,881
Net Assets			$368,452,409

Notes to Portfolio of Investments
(a)	Represents a security purchased on a when-issued or delayed delivery basis.
(b)	Variable rate security.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2013, the value of these securities amounted to $12,264,948 or 3.33% of net assets.

(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2013.

(f)

At January 31, 2013, the cost of securities for federal income tax purposes was approximately $332,349,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$34,963,000
Unrealized Depreciation	(297,000)
Net Unrealized Appreciation	$34,666,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BNY	Bank of New York
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                         Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	361,127,841	—	361,127,841
Total Bonds	—	361,127,841	—	361,127,841
Other
Money Market Funds	5,886,687	—	—	5,886,687
Total Other	5,886,687	—	—	5,886,687
Total	5,886,687	361,127,841	—	367,014,528

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s Value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Massachusetts Tax-Exempt Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 93.3%
AIR TRANSPORTATION 1.6%
Massachusetts Port Authority Revenue Bonds Bosfuel Project Series 2007 (NPFGC/FGIC) AMT (a)
07/01/32	5.000%	$2,000,000	$2,085,100
AIRPORT 2.5%
Massachusetts Port Authority Revenue Bonds Conrac Project Series 2011A
07/01/41	5.125%	3,000,000	3,354,990
ASSISTED LIVING 0.8%
Massachusetts Development Finance Agency Refunding Revenue Bonds 1st Mortgage-VOA Concord Series 2007
11/01/41	5.200%	1,145,000	1,100,677
HIGHER EDUCATION 19.1%
Massachusetts Development Finance Agency
Revenue Bonds
Boston University
Series 1999P
05/15/59	6.000%	1,000,000	1,268,930
Series 2005T-1 (AMBAC)
10/01/39	5.000%	2,000,000	2,138,080
Merrimack College
Series 2012A
07/01/32	5.000%	1,450,000	1,579,427
Northeastern University
Series 2012
10/01/31	5.000%	550,000	640,684
Smith College
Series 2005
07/01/35	5.000%	3,000,000	3,256,830
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-2
06/01/35	5.500%	2,500,000	3,451,750
Harvard University
Series 1991N
04/01/20	6.250%	2,675,000	3,589,074
Series 2009A
11/15/36	5.500%	1,000,000	1,201,900
Northeastern University
Series 2008T-2
10/01/30	5.000%	1,000,000	1,167,620
Suffolk University
Series 2009A
07/01/30	6.250%	1,000,000	1,163,030
Tufts University

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Series 2008
08/15/38	5.375%	$1,000,000	$1,178,990
Massachusetts State College Building Authority
Refunding Revenue Bonds
Senior Series 1994A
05/01/14	7.500%	1,260,000	1,322,496
Revenue Bonds
Series 2008A (AGM)
05/01/38	5.000%	3,000,000	3,391,380
Total			25,350,191
HOSPITAL 7.6%
Massachusetts Development Finance Agency
Revenue Bonds
Berkshire Health System
Series 2012G
10/01/30	5.000%	1,500,000	1,676,400
Boston Medical Center
Series 2012C
07/01/29	5.000%	1,000,000	1,096,710
Covenant Health System Obligation Group
Series 2012
07/01/31	5.000%	1,000,000	1,093,390
Partners Healthcare
Series 2012L
07/01/36	5.000%	1,000,000	1,142,170
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Caregroup
Series 2008E-1
07/01/33	5.125%	2,000,000	2,240,120
Massachusetts Eye & Ear Infirmary
Series 2010C
07/01/35	5.375%	1,000,000	1,086,120
Partners Healthcare
Series 2010J-1
07/01/34	5.000%	1,500,000	1,660,965
Total			9,995,875
HOTELS 1.3%
Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT (a)(b)
09/01/35	6.500%	2,185,000	1,720,666
HUMAN SERVICE PROVIDER 0.6%
Massachusetts Development Finance Agency Revenue Bonds Evergreen Center, Inc. Series 2005
01/01/35	5.500%	750,000	758,377

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
JOINT POWER AUTHORITY 2.5%
Berkshire Wind Power Cooperative Corp. Revenue Bonds Series 2010-1
07/01/30	5.250%	$1,000,000	$1,094,440
Massachusetts Municipal Wholesale Electric Co. Revenue Bonds Project 6 Series 2012A
07/01/15	5.000%	2,000,000	2,196,580
Total			3,291,020
MULTI-FAMILY 3.6%
Massachusetts Housing Finance Agency (a)
Revenue Bonds
Housing
Series 2011A AMT
12/01/36	5.250%	2,000,000	2,131,960
Series 2010C AMT
12/01/30	5.000%	1,000,000	1,072,160
12/01/42	5.350%	1,500,000	1,618,320
Total			4,822,440
MUNICIPAL POWER 0.6%
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2007VV (NPFGC) (c)
07/01/29	5.250%	750,000	775,905
NURSING HOME 0.5%
Massachusetts Industrial Finance Agency Refunding Revenue Bonds Chelsea Jewish Series 1997A (FHA)
08/01/37	6.500%	650,000	651,664
OTHER BOND ISSUE 4.6%
Massachusetts Development Finance Agency
Revenue Bonds
Broad Institute
Series 2011A
04/01/37	5.250%	3,000,000	3,413,370
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/42	5.750%	2,000,000	2,672,080
Total			6,085,450
POOL / BOND BANK 4.3%
Massachusetts Water Pollution Abatement Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/30	5.250%	1,000,000	1,338,780
Revenue Bonds
MWRA Program

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
POOL / BOND BANK (CONTINUED)
Subordinated Series 1999A
08/01/17	6.000%	$2,445,000	$3,004,636
State Revolving Fund
Series 2009-14
08/01/38	5.000%	1,200,000	1,394,580
Total			5,737,996
PREP SCHOOL 2.9%
Massachusetts Development Finance Agency
Revenue Bonds
Education-Dexter School Project
Series 2007
05/01/26	4.500%	1,600,000	1,691,760
Foxborough Regional Charter School
Series 2010A
07/01/42	7.000%	1,000,000	1,184,500
Massachusetts Industrial Finance Agency Revenue Bonds Cambridge Friends School Series 1998
09/01/18	5.750%	1,000,000	1,000,750
Total			3,877,010
REFUNDED / ESCROWED 9.5%
Massachusetts Bay Transportation Authority Revenue Bonds General Transportation Series 1991 Escrowed to Maturity (NPFGC)
03/01/21	7.000%	630,000	710,268
Massachusetts State College Building Authority (d)
Revenue Bonds
Capital Appreciation
Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/18	0.000%	4,000,000	3,779,480
05/01/23	0.000%	3,000,000	2,370,720
Massachusetts Water Resources Authority
Revenue Bonds
General
Series 1993C Escrowed to Maturity (AMBAC/TCRS)
12/01/15	5.250%	475,000	513,342
Series 1992A Escrowed to Maturity
07/15/19	6.500%	2,100,000	2,485,539
Puerto Rico Public Finance Corp. Revenue Bonds Commonwealth Appropriation Series 1998A (AMBAC) (c)
06/01/19	5.375%	2,190,000	2,753,575
Total			12,612,924
RETIREMENT COMMUNITIES 2.4%
Massachusetts Development Finance Agency
Revenue Bonds
1st Mortgage-Loomis Communities Project
Series 2002A
03/01/32	6.900%	1,000,000	1,021,590

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
Massachusetts Development Finance Agency
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011A-1
11/15/46	6.250%	$2,127,125	$1,556,545
Series 2011A-2
11/15/46	5.500%	112,921	70,835
Series 2011B (b)(d)
11/15/56	0.000%	561,650	3,016
Massachusetts Development Finance Agency (b)
Revenue Bonds
Groves-Lincoln
Series 2009A
06/01/29	7.500%	1,000,000	470,070
Total			3,122,056
SINGLE FAMILY 0.8%
Massachusetts Housing Finance Agency Revenue Bonds Series 2009-147
06/01/28	4.800%	1,000,000	1,096,430
SPECIAL NON PROPERTY TAX 10.4%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC/FGIC)
01/01/30	5.500%	2,500,000	3,212,325
Revenue Bonds
Accelerated Bridge Program
Series 2012
06/01/28	4.000%	1,000,000	1,103,470
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2008B
07/01/27	5.250%	710,000	927,991
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/21	7.000%	750,000	986,775
Massachusetts School Building Authority Senior Revenue Bonds Series 2011B
10/15/35	5.000%	1,000,000	1,170,570
Puerto Rico Sales Tax Financing Corp. (c)
Revenue Bonds
1st Subordinated
Series 2009A
08/01/37	5.750%	2,500,000	2,702,200
Series 2007
08/01/57	5.250%	1,000,000	1,045,440
Series 2011C
08/01/40	5.000%	2,000,000	2,139,940

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Territory of Guam Revenue Bonds Series 2011A (c)
01/01/42	5.125%	$470,000	$523,101
Total			13,811,812
SPECIAL PROPERTY TAX 2.6%
Metropolitan Boston Transit Parking Corp. Revenue Bonds Series 2011
07/01/36	5.250%	3,000,000	3,484,170
STATE GENERAL OBLIGATION 4.2%
Commonwealth of Massachusetts Limited General Obligation Bonds Series 2011A
04/01/28	5.000%	1,795,000	2,152,438
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
General Transportation System
Series 1994A (FGIC)
03/01/14	7.000%	1,250,000	1,297,763
Series 1992B (NPFGC)
03/01/16	6.200%	2,025,000	2,162,275
Total			5,612,476
STUDENT LOAN 4.5%
Massachusetts Educational Financing Authority
Revenue Bonds
Series 2009I
01/01/28	6.000%	790,000	918,802
Massachusetts Educational Financing Authority (a)
Revenue Bonds
Issue I
Series 2010B AMT
01/01/31	5.700%	790,000	847,235
Series 2008H (AGM) AMT
01/01/30	6.350%	585,000	652,415
Series 2011J AMT
07/01/33	5.625%	2,360,000	2,510,214
Series 2012J AMT
07/01/28	4.900%	1,000,000	1,033,400
Total			5,962,066
WATER & SEWER 6.4%
Boston Water & Sewer Commission
Refunding Revenue Bonds
Senior Series 2009A
11/01/28	5.000%	1,250,000	1,470,862
Revenue Bonds
Senior Series 1992A
11/01/13	5.750%	190,000	197,855
Senior Series 1993A
11/01/19	5.250%	4,320,000	4,995,648
Massachusetts Water Resources Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Refunding Revenue Bonds
General
Series 2011C
08/01/28	5.000%	$500,000	$599,845
Unrefunded Revenue Bonds
General
Series 1993C (AMBAC/TCRS)
12/01/15	5.250%	300,000	324,414
Series 1993C (TCRS)
12/01/15	5.250%	825,000	892,139
Total			8,480,763
Total Municipal Bonds (Cost: $111,576,633)			$123,790,058

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes 2.3%
VARIABLE RATE DEMAND NOTES 2.3%
Massachusetts Development Finance Agency Refunding Revenue Bonds College of the Holy Cross VRDN Series 2008A (JPMorgan Chase Bank) (e)(f)
09/01/37	0.070%	3,000,000	$3,000,000

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes (continued)
VARIABLE RATE DEMAND NOTES (CONTINUED)
Total Floating Rate Notes (Cost: $3,000,000)			$3,000,000

		Shares	Value

Money Market Funds 3.8%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (g)		3,001,762	$3,001,762
JPMorgan Municipal Money Market Fund, 0.000% (g)		2,016,157	2,016,157
Total Money Market Funds (Cost: $5,017,919)			$5,017,919
Total Investments
(Cost: $119,594,552) (h)			$131,807,977(i)
Other Assets & Liabilities, Net			807,468
Net Assets			$132,615,445

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2013 was $2,193,752, representing 1.65% of net assets.  Information concerning such security holdings at January 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Boston Industrial Development Financing Authority
Revenue Bonds
Crosstown Center Project
Senior Series 2002 AMT
09/01/35 6.500%	09-20-02 - 04-07-08	2,141,544
Massachusetts Development Finance Agency
Revenue Bonds
Groves-Lincoln
Series 2009A
06/01/29 7.500%	11-12-09	976,895
Massachusetts Development Finance Agency
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56 0.000%	07-07-08 - 11-24-08	6,130

(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At January 31, 2013, the value of these securities amounted to $9,940,161 or 7.50% of net assets.

(d)	Zero coupon bond.
(e)	Interest rate varies to reflect current market conditions; rate shown is the effective rate on January 31, 2013.

(f)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2013.
(h)

At January 31, 2013, the cost of securities for federal income tax purposes was approximately $119,595,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$13,823,000
Unrealized Depreciation	(1,610,000)
Net Unrealized Appreciation	$12,213,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts
VRDN	Variable Rate Demand Note

Fair Value Measurement

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	123,790,058	—	123,790,058
Total Bonds	—	123,790,058	—	123,790,058
Short-Term Securities
Floating Rate Notes	—	3,000,000	—	3,000,000
Total Short-Term Securities	—	3,000,000	—	3,000,000
Other
Money Market Funds	5,017,919	—	—	5,017,919
Total Other	5,017,919	—	—	5,017,919
Total	5,017,919	126,790,058	—	131,807,977

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia New York Intermediate Municipal Bond Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 99.5%
DISPOSAL 1.8%
Babylon Industrial Development Agency Revenue Bonds Covanta Babylon, Inc. Series 2009A
01/01/18	5.000%	$3,500,000	$4,014,045
Oneida-Herkimer Solid Waste Management Authority
Revenue Bonds
Series 2011
04/01/19	5.000%	830,000	967,373
04/01/20	5.000%	870,000	1,017,030
Total			5,998,448
HIGHER EDUCATION 10.1%
Dutchess County Local Development Corp. Refunding Revenue Bonds Marist College Project Series 2012A
07/01/20	5.000%	1,055,000	1,260,092
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/24	5.000%	600,000	715,998
09/01/25	5.000%	300,000	355,965
New York State Dormitory Authority
Revenue Bonds
Barnard College
Series 2007A (NPFGC/FGIC)
07/01/18	5.000%	1,745,000	2,015,545
Cornell University
Series 2006A
07/01/21	5.000%	2,350,000	2,663,772
Series 2009A
07/01/25	5.000%	1,000,000	1,193,490
Culinary Institute of America
Series 2012
07/01/28	5.000%	500,000	565,710
Mount Sinai School of Medicine
Series 2009
07/01/27	5.500%	4,000,000	4,569,600
Series 2010A
07/01/21	5.000%	1,000,000	1,179,380
New York University
Series 1998A (NPFGC)
07/01/17	6.000%	2,475,000	3,019,128
07/01/20	5.750%	2,000,000	2,572,600
Series 2001-1 (AMBAC)
07/01/15	5.500%	1,205,000	1,347,371
Rochester Institute of Technology
Series 2010
07/01/21	5.000%	1,000,000	1,195,160
Series 2012
07/01/28	4.000%	2,000,000	2,199,160
St. John’s University
Series 2012A
07/01/27	5.000%	470,000	557,627
Teachers College

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Series 2009
03/01/24	5.000%	$1,000,000	$1,141,650
Oneida County Industrial Development Agency (a)
Revenue Bonds
Hamilton College Project
Series 2007A (NPFGC)
07/01/18	0.000%	1,000,000	916,840
07/01/20	0.000%	1,000,000	820,060
St. Lawrence County Industrial Development Agency
Revenue Bonds
St. Lawrence University
Series 2009A
10/01/16	5.000%	3,000,000	3,392,700
St. Lawrence University Project
Series 2012
07/01/28	5.000%	1,410,000	1,679,634
Total			33,361,482
HOSPITAL 10.4%
Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A
11/15/22	5.750%	500,000	572,525
11/15/27	5.250%	1,000,000	1,113,790
Series 2008E
11/15/22	5.250%	500,000	559,400
County of Saratoga (b)
Revenue Bonds
Saratoga Hospital Project
Series 2013-A
12/01/24	5.000%	1,085,000	1,290,759
12/01/25	5.000%	1,115,000	1,318,510
12/01/27	5.000%	1,225,000	1,433,764
Monroe County Industrial Development Agency Refunding Revenue Bonds Highland Hospital of Rochester Series 2005
08/01/22	5.000%	700,000	749,175
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/19	5.000%	1,840,000	2,156,314
07/01/20	5.000%	2,815,000	3,328,372
New York State Dormitory Authority
Revenue Bonds
Long Island Jewish Obligated Group
Series 2006A
11/01/19	5.000%	1,000,000	1,108,290
Memorial Sloan-Kettering Cancer Center
Series 2012
07/01/27	5.000%	500,000	595,380
Series 2012-1
07/01/21	4.000%	1,250,000	1,436,500
Mount Sinai Hospital
Series 2010A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
07/01/26	5.000%	$1,725,000	$1,948,560
Series 2011A
07/01/31	5.000%	2,000,000	2,215,480
New York Methodist Hospital
Series 2004
07/01/24	5.250%	1,000,000	1,025,420
New York University Hospital Center
Series 2006A
07/01/20	5.000%	3,000,000	3,340,590
Series 2011A
07/01/23	5.125%	1,000,000	1,150,020
North Shore-Long Island Jewish Health
Series 2009A
05/01/30	5.250%	4,000,000	4,480,200
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	1,350,000	1,506,397
United Health Services Hospitals
Series 2009 (FHA)
08/01/18	4.500%	1,000,000	1,096,360
White Plains Hospital
Series 2004 (FHA)
02/15/18	4.625%	235,000	249,453
Saratoga County Industrial Development Agency
Revenue Bonds
Saratoga Hospital Project
Series 2004A
12/01/13	5.000%	485,000	500,758
Series 2007B
12/01/22	5.000%	500,000	543,955
12/01/27	5.125%	500,000	536,970
Total			34,256,942
INVESTOR OWNED 0.9%
New York State Energy Research & Development Authority Revenue Bonds Rochester Gas & Electric Corp. Series 2004A (NPFGC) (c)
05/15/32	4.750%	2,650,000	2,887,652
LOCAL APPROPRIATION 0.9%
New York State Dormitory Authority Revenue Bonds Municipal Health Facilities Subordinated Series 2001-2
01/15/21	5.000%	2,500,000	2,896,675
LOCAL GENERAL OBLIGATION 15.0%
Bethlehem Central School District Unlimited General Obligation Refunding Bonds Series 2012A
01/15/20	4.000%	2,490,000	2,838,924
City of New York
Unlimited General Obligation Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Series 2012-G-1
04/01/27	5.000%	$5,000,000	$6,010,500
Series 2005G
08/01/16	5.250%	500,000	577,340
Series 2007C
01/01/15	5.000%	4,000,000	4,343,720
Series 2007D-1
12/01/21	5.000%	2,000,000	2,363,040
Subordinated Series 2008I-1
02/01/23	5.000%	2,000,000	2,344,940
Unlimited General Obligation Refunding Bonds
Series 2007D
02/01/24	5.000%	2,000,000	2,296,120
Unrefunded Unlimited General Obligation Bonds
Series 2004-G
12/01/19	5.000%	1,285,000	1,391,295
City of Utica (b)
Refunding Limited General Obligation Bonds
Public Improvement
Series 2013
04/01/18	4.000%	1,515,000	1,644,366
04/01/19	4.000%	1,575,000	1,713,427
City of Yonkers
Refunding Limited General Obligation Bonds
Series 2012-A
07/01/18	4.000%	2,000,000	2,210,840
Unlimited General Obligation Bonds
Series 2005B (NPFGC)
08/01/21	5.000%	2,425,000	2,567,663
08/01/22	5.000%	2,545,000	2,682,175
County of Albany Unlimited General Obligation Bonds Series 2006 (XLCA)
09/15/20	4.125%	1,000,000	1,095,640
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2012A
04/01/24	5.000%	640,000	760,518
04/01/25	5.000%	500,000	589,390
County of Monroe Unlimited General Obligation Refunding & Public Improvement Bonds Series 1996 (NPFGC)
03/01/16	6.000%	1,210,000	1,359,181
County of Nassau Unlimited General Obligation Improvement Bonds Series 2010A
04/01/18	4.000%	1,340,000	1,503,440
County of Suffolk Unlimited General Obligation Refunding Bonds Series 2012A
04/01/20	5.000%	1,680,000	1,948,783

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Mount Vernon City School District Unlimited General Obligation Refunding Bonds Series 2012
08/15/18	5.000%	$2,570,000	$3,001,374
New York State Dormitory Authority Revenue Bonds School Districts Financing Program Series 2012H
10/01/21	5.000%	750,000	909,713
Newark Central School District Unlimited General Obligation Refunding Bonds Series 2012
06/15/18	5.000%	2,100,000	2,464,686
Sachem Central School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC/FGIC)
10/15/24	4.250%	1,000,000	1,064,640
Sullivan West Central School District Unlimited General Obligation Refunding Bonds Series 2012
04/15/23	5.000%	565,000	693,803
Three Village Central School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
06/01/18	5.000%	1,000,000	1,202,100
Total			49,577,618
MULTI-FAMILY 1.2%
New York State Dormitory Authority Revenue Bonds Residential Institution for Children Series 2008-A1
06/01/33	5.000%	1,700,000	1,870,748
Tompkins County Development Corp.
Revenue Bonds
Tompkins Cortland Community College
Series 2013
07/01/17	5.000%	1,005,000	1,108,093
07/01/18	5.000%	1,045,000	1,167,014
Total			4,145,855
MUNICIPAL POWER 2.2%
Long Island Power Authority
Revenue Bonds
General
Series 2011A
05/01/21	5.000%	1,000,000	1,202,640
Series 2009A
04/01/21	5.250%	1,000,000	1,189,110
04/01/22	5.500%	3,000,000	3,601,020
Series 2012B
09/01/26	5.000%	1,000,000	1,179,440
Total			7,172,210

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NURSING HOME 1.2%
Rensselaer Municipal Leasing Corp. Revenue Bonds Rensselaer County Nursing Home Series 2009A
06/01/19	5.000%	$4,000,000	$4,148,440
OTHER BOND ISSUE 1.2%
New York City Industrial Development Agency Revenue Bonds United Jewish Appeal Federal Project Series 2004A
07/01/27	5.000%	625,000	660,944
New York Liberty Development Corp. Refunding Revenue Bonds 4 World Trade Center Project Series 2011
11/15/31	5.000%	2,350,000	2,695,003
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004
08/01/24	5.375%	500,000	524,055
Total			3,880,002
POOL / BOND BANK 7.1%
New York Municipal Bond Bank Agency Revenue Bonds Subordinated Series 2009C-1
02/15/18	5.000%	3,000,000	3,512,190
New York State Dormitory Authority
Revenue Bonds
School Districts Financing Program
Series 2008A (AGM)
10/01/23	5.000%	3,000,000	3,523,560
Series 2009C
10/01/21	5.000%	5,000,000	5,850,050
Series 2009C (AGM)
10/01/22	5.000%	3,000,000	3,563,160
Series 2012B
10/01/26	5.000%	3,000,000	3,604,140
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds-Municipal Water Series 2008B
06/15/21	5.000%	3,000,000	3,581,850
Total			23,634,950
PORTS 1.7%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 135th
Series 2004 (XLCA)
09/15/28	5.000%	1,500,000	1,578,645
Consolidated 161st

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PORTS (CONTINUED)
Series 2009
10/15/31	5.000%	$3,390,000	$3,967,351
Total			5,545,996
RECREATION 2.9%
Build NYC Resource Corp. Revenue Bonds YMCA of Greater NY Project Series 2012
08/01/32	5.000%	500,000	573,670
New York City Industrial Development Agency
Revenue Bonds
Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/19	5.000%	850,000	914,643
Pilot-Yankee Stadium
Series 2006 (NPFGC)
03/01/15	5.000%	1,150,000	1,236,469
YMCA of Greater New York Project
Series 2006
08/01/26	5.000%	1,000,000	1,060,520
New York City Trust for Cultural Resources Refunding Revenue Bonds Museum of Modern Art Series 2008-1A
04/01/26	5.000%	4,850,000	5,706,170
Total			9,491,472
REFUNDED / ESCROWED 9.2%
City of New York Prerefunded 12/01/14 Unlimited General Obligation Bonds Series 2004-G
12/01/19	5.000%	1,145,000	1,242,806
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC) (a)
09/01/20	0.000%	2,210,000	1,961,817
Long Island Power Authority
Revenue Bonds
General
Series 1998A Escrowed to Maturity (AGM)
12/01/13	5.500%	2,000,000	2,087,920
12/01/14	5.250%	5,000,000	5,443,150
Metropolitan Transportation Authority Prerefunded 10/01/15 Revenue Bonds Series 1998A (FGIC)
04/01/23	5.000%	2,000,000	2,242,360
Nassau County Interim Finance Authority Prerefunded 11/15/14 Revenue Bonds Sales Tax Secured Series 2004H (AMBAC)
11/15/15	5.250%	5,000,000	5,440,250

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
New York City Transitional Finance Authority Prerefunded 08/01/13 Revenue Bonds Future Tax Secured Series 2003
08/01/17	5.250%	$2,000,000	$2,049,040
New York State Dormitory Authority
Prerefunded 08/15/14 Revenue Bonds
Presbyterian Hospital
Series 2007 (AGM)
08/15/23	5.250%	250,000	268,703
New York State Dormitory Authority (a)
Revenue Bonds
Capital Appreciation-Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/25	0.000%	3,750,000	2,810,887
Puerto Rico Highway & Transportation Authority Prerefunded Revenue Bonds Series 2005BB (AGM) Escrowed to Maturity (d)
07/01/22	5.250%	355,000	461,894
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/30	5.500%	2,000,000	2,626,320
Revenue Bonds
General Purpose
Series 1992Y Escrowed to Maturity
01/01/17	5.500%	1,450,000	1,610,529
Series 2006A
11/15/19	5.000%	2,000,000	2,331,200
Total			30,576,876
RETIREMENT COMMUNITIES 0.6%
New York State Dormitory Authority
Revenue Bonds
Miriam Osborn Memorial Home Association
Series 2012
07/01/26	5.000%	740,000	816,472
07/01/27	5.000%	700,000	766,598
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	335,000	343,485
Total			1,926,555
SPECIAL NON PROPERTY TAX 13.5%
Metropolitan Transportation Authority Revenue Bonds Series 2004A (NPFGC/FGIC)
11/15/18	5.250%	800,000	981,808
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Series 2007S-2 (NPFGC/FGIC)
01/15/21	5.000%	4,300,000	4,930,466
Series 2012S-1

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
07/15/29	5.000%	$3,000,000	$3,580,680
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Senior Series 2005A-1
11/01/19	5.000%	3,000,000	3,300,000
Revenue Bonds
Future Tax Secured
Series 2009A
05/01/27	5.000%	5,000,000	5,960,250
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/26	5.500%	1,000,000	1,335,680
General Purpose
Series 2012-A
12/15/29	5.000%	2,500,000	3,031,525
Series 2012A
12/15/25	5.000%	2,500,000	3,083,600
New York State Environmental Facilities Corp. Revenue Bonds Series 2004A (NPFGC/FGIC)
12/15/21	5.000%	2,685,000	2,913,708
New York State Housing Finance Agency Revenue Bonds Series 2008A
09/15/19	5.000%	1,400,000	1,648,234
New York State Thruway Authority
Revenue Bonds
2nd General Series 2005B (AMBAC)
04/01/19	5.000%	2,500,000	2,801,725
Series 2005A (NPFGC)
04/01/22	5.000%	500,000	547,885
Series 2008A
04/01/21	5.000%	1,000,000	1,184,130
Transportation
Series 2007A
03/15/22	5.000%	1,000,000	1,169,910
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2005BB (AGM) (d)
07/01/22	5.250%	645,000	716,544
Sales Tax Asset Receivables Corp. Revenue Bonds Series 2004A (NPFGC)
10/15/22	5.000%	4,000,000	4,305,800
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (d)
10/01/25	5.000%	2,755,000	3,006,449
Total			44,498,394

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED 6.9%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2008A (AGM)
05/01/18	5.000%	$1,000,000	$1,185,880
Series 2011A
05/01/30	5.250%	1,440,000	1,666,051
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/24	5.000%	3,000,000	3,434,370
Revenue Bonds
Schools Program
Series 2000
07/01/20	6.250%	1,545,000	1,552,432
Series 2009
02/15/18	5.500%	1,000,000	1,211,710
State University Educational Facilities
3rd General Series 2005A (NPFGC/FGIC)
05/15/21	5.500%	1,000,000	1,266,610
Series 1993A
05/15/15	5.250%	2,000,000	2,151,880
05/15/19	5.500%	2,500,000	2,981,750
Series 2000C (AGM)
05/15/17	5.750%	1,250,000	1,497,300
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/26	5.000%	3,125,000	3,627,125
Series 2008C
01/01/22	5.000%	2,000,000	2,321,360
Total			22,896,468
STATE GENERAL OBLIGATION 0.7%
Puerto Rico Public Buildings Authority Refunding Revenue Bonds Government Facilities Series 2007M (d)
07/01/23	6.250%	2,250,000	2,517,818
TRANSPORTATION 4.9%
Metropolitan Transportation Authority
Revenue Bonds
Series 2005B (AMBAC)
11/15/24	5.250%	750,000	957,232
Series 2006 (CIFG/TCRS)
11/15/22	5.000%	2,280,000	2,574,143
Series 2006B
11/15/16	5.000%	1,500,000	1,726,740
Series 2007B
11/15/22	5.000%	1,500,000	1,723,260
Series 2008C
11/15/23	6.250%	3,570,000	4,498,200
Series 2010D

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TRANSPORTATION (CONTINUED)
11/15/28	5.250%	$3,000,000	$3,504,180
Metropolitan Transportation Authority (c)
Revenue Bonds
Mandatory Tender
Series 2008B
11/15/30	5.000%	1,000,000	1,079,440
Total			16,063,195
TURNPIKE / BRIDGE / TOLL ROAD 5.7%
New York State Thruway Authority Revenue Bonds General Revenue Series 2012I
01/01/23	5.000%	3,000,000	3,652,290
Niagara Falls Bridge Commission Revenue Bonds Bridge System Series 1993A (AGM)
10/01/19	4.000%	2,000,000	2,202,820
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Subordinated Series 2013-A
11/15/24	5.000%	3,000,000	3,673,230
General Purpose
Series 2011A
01/01/25	5.000%	3,000,000	3,638,820
Series 2012-B
11/15/20	5.000%	2,500,000	3,108,475
Revenue Bonds
General Purpose
Series 2008
11/15/21	5.000%	2,000,000	2,425,680
Total			18,701,315

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER 1.4%
Onondaga County Water Authority
Revenue Bonds
General
Series 2005A (AMBAC)
09/15/22	5.000%	$895,000	$991,875
09/15/23	5.000%	940,000	1,030,409
Rensselaer County Water Service & Sewer Authority
Revenue Bonds
Sewer Service
Series 2008
09/01/28	5.100%	1,155,000	1,314,228
Water Service
Series 2008
09/01/28	5.100%	1,060,000	1,165,619
Total			4,502,131
Total Municipal Bonds (Cost: $301,739,487)			$328,680,494

		Shares	Value

Money Market Funds 1.1%
Dreyfus New York AMT-Free Municipal Money Market Fund, 0.000% (e)		2,108,838	$2,108,838
JPMorgan Tax Free Money Market Fund, 0.010% (e)		1,520,875	1,520,875
Total Money Market Funds (Cost: $3,629,713)			$3,629,713
Total Investments
(Cost: $305,369,200) (f)			$332,310,207(g)
Other Assets & Liabilities, Net			(2,076,626)
Net Assets			$330,233,581

Notes to Portfolio of Investments
(a)	Zero coupon bond.
(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)	Variable rate security.
(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At January 31, 2013, the value of these securities amounted to $6,702,705 or 2.03% of net assets.

(e)	The rate shown is the seven-day current annualized yield at January 31, 2013.
(f)

At January 31, 2013, the cost of securities for federal income tax purposes was approximately $305,369,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$27,319,000
Unrealized Depreciation	(378,000)
Net Unrealized Appreciation	$26,941,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation

AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
CIFG	IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	328,680,494	—	328,680,494
Total Bonds	—	328,680,494	—	328,680,494
Other
Money Market Funds	3,629,713	—	—	3,629,713
Total Other	3,629,713	—	—	3,629,713
Total	3,629,713	328,680,494	—	332,310,207

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia New York Tax-Exempt Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.3%
AIR TRANSPORTATION 4.1%
New York City Industrial Development Agency (a)
Refunding Revenue Bonds
Trips Obligated Group
Senior Series 2012A AMT
07/01/28	5.000%	$2,000,000	$2,129,720
Revenue Bonds
Terminal One Group Association Project
Series 2005 AMT
01/01/15	5.500%	1,500,000	1,617,675
New York City Industrial Development Agency (a)(b)
Revenue Bonds
Terminal One Group Association Project
Series 2005 AMT
01/01/24	5.500%	2,000,000	2,133,960
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12/01/42	6.000%	2,000,000	2,377,560
Total			8,258,915
ASSISTED LIVING 1.2%
Huntington Housing Authority Revenue Bonds Gurwin Jewish Senior Residences Series 1999A
05/01/19	5.875%	1,140,000	1,141,892
Mount Vernon Industrial Development Agency
Revenue Bonds
Wartburg Senior Housing, Inc. - Meadowview
Series 1999
06/01/19	6.150%	695,000	696,050
06/01/29	6.200%	615,000	615,510
Total			2,453,452
DISPOSAL 0.3%
Seneca County Industrial Development Agency Revenue Bonds Seneca Meadows, Inc. Project Series 2005 AMT (a)(b)(c)
10/01/35	6.625%	500,000	504,645

HIGHER EDUCATION 13.7%
Dutchess County Local Development Corp. Refunding Revenue Bonds Marist College Project Series 2012A
07/01/21	5.000%	675,000	813,152
Geneva Development Corp. Refunding Revenue Bonds Hobart & William Smith College Series 2012
09/01/25	5.000%	295,000	350,032

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Nassau County Industrial Development Agency Refunding Revenue Bonds New York Institute of Technology Project Series 2000A
03/01/26	4.750%	$1,210,000	$1,327,031
New York City Trust for Cultural Resources
Revenue Bonds
01/01/34	5.000%	375,000	435,431
Revenue Bonds
Juilliard School
Series 2009A
01/01/39	5.000%	500,000	580,575
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System
Series 1993A
07/01/13	5.750%	820,000	838,401
Consolidated City University System 5th General Resolution
Series 2008B
07/01/27	5.000%	1,000,000	1,164,150
Cornell University
Series 2006A
07/01/31	5.000%	1,000,000	1,124,320
Series 2009A
07/01/27	5.000%	1,000,000	1,165,390
07/01/39	5.000%	500,000	569,540
Culinary Institute of America
Series 2012
07/01/34	5.000%	350,000	387,356
Manhattan Marymount College
Series 2009
07/01/29	5.250%	1,500,000	1,606,890
Mount Sinai School of Medicine
Series 2009
07/01/39	5.125%	1,000,000	1,104,130
NYSARC, Inc.
Series 2012A
07/01/22	5.000%	890,000	1,071,907
New York University-Independent School District
Series 2001-1 (AMBAC)
07/01/40	5.500%	1,000,000	1,342,450
Pratt Institute
Series 2009C (AGM)
07/01/39	5.125%	1,000,000	1,101,700
Rochester Institute of Technology
Series 2012
07/01/29	4.000%	1,500,000	1,640,265
St. John’s University
Series 2007A (NPFGC)
07/01/32	5.250%	1,000,000	1,124,320
Series 2007C (NPFGC)
07/01/26	5.250%	1,205,000	1,521,686
Series 2012A
07/01/27	5.000%	240,000	284,746
State University Dormitory Facilities
Series 2011A
07/01/31	5.000%	1,000,000	1,174,570

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Teacher’s College
Series 2009
03/01/39	5.500%	$500,000	$563,985
The New School
Series 2010
07/01/40	5.500%	1,500,000	1,716,555
Niagara Area Development Corp. Revenue Bonds Niagra University Project Series 2012A
05/01/35	5.000%	500,000	552,975
Seneca County Industrial Development Agency Revenue Bonds New York Chiropractic College Series 2007
10/01/27	5.000%	750,000	799,012
St. Lawrence County Industrial Development Agency Revenue Bonds Clarkson University Project Series 2007
07/01/31	5.000%	1,000,000	1,067,610
Town of Hempstead Local Development Corp. Revenue Bonds Molloy College Project Series 2009
07/01/39	5.750%	1,000,000	1,141,230
Yonkers Industrial Development Agency Revenue Bonds Sarah Lawrence College Project Series 2001A
06/01/29	6.000%	1,000,000	1,147,590
Total			27,716,999
HOSPITAL 19.6%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A
11/15/27	5.250%	2,000,000	2,227,580
Build NYC Resource Corp. Revenue Bonds Royal Charter Properties Series 2012 (AGM)
12/15/32	4.750%	2,000,000	2,198,320
Monroe County Industrial Development Corp. Revenue Bonds Unity Hospital-Rochester Project Series 2010 (FHA)
08/15/35	5.750%	2,000,000	2,444,600
New York State Dormitory Authority
Revenue Bonds
Kaleida Health
Series 2006 (FHA)
02/15/35	4.700%	1,000,000	1,043,480

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Memorial Sloan-Kettering Cancer Center
Series 2006-1
07/01/35	5.000%	$1,000,000	$1,103,460
Series 2012
07/01/34	5.000%	1,470,000	1,707,229
Mount Sinai Hospital
Series 2010A
07/01/26	5.000%	2,275,000	2,569,840
Series 2011A
07/01/41	5.000%	2,000,000	2,183,480
NYU Hospital Center
Series 2007B
07/01/37	5.625%	1,000,000	1,095,660
New York Hospital Medical Center
Series 2007 (FHA)
02/15/37	4.750%	975,000	1,022,327
New York University Hospital Center
Series 2006A
07/01/20	5.000%	500,000	556,765
Series 2007B
07/01/24	5.250%	640,000	701,216
Series 2011A
07/01/31	5.750%	800,000	942,384
North Shore Long Island Jewish
Series 2009A
05/01/37	5.500%	2,000,000	2,285,380
North Shore-Long Island Jewish
Series 2011A
05/01/41	5.000%	1,500,000	1,669,035
North Shore-Long Island Jewish Obligation Group
Series 2007A
05/01/32	5.000%	1,000,000	1,066,440
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	1,900,000	2,120,115
University of Rochester
Series 2007B
07/01/27	5.000%	1,000,000	1,118,470
Series 2009A
07/01/39	5.125%	2,250,000	2,560,635
Saratoga County Industrial Development Agency Revenue Bonds Saratoga Hospital Project Series 2007B
12/01/32	5.250%	500,000	536,275
Suffolk County Economic Development Corp. Revenue Bonds Catholic Health Services Series 2011
07/01/28	5.000%	3,500,000	3,994,795
Westchester County Healthcare Corp.
Revenue Bonds
Senior Lien
Series 2010C-2
11/01/37	6.125%	1,850,000	2,194,969
Series 2011A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
11/01/30	5.000%	$2,000,000	$2,217,960
Total			39,560,415
HUMAN SERVICE PROVIDER 0.5%
Dutchess County Local Development Corp. Revenue Bonds Anderson Center Services, Inc. Project Series 2010
10/01/30	6.000%	1,000,000	1,066,230

INDEPENDENT POWER 0.5%
Suffolk County Industrial Development Agency Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT (a)
01/01/23	5.500%	1,000,000	1,000,010

INVESTOR OWNED 0.7%
New York State Energy Research & Development Authority Revenue Bonds Series 1993 (b)
04/01/20	12.336%	1,500,000	1,505,700
New York State Energy Research & Development Authority Revenue Bonds Brooklyn Union Gas Co. Project Series 1996 (NPFGC)
01/01/21	5.500%	2,000,000	2,007,640
Total			3,513,340
LOCAL APPROPRIATION 1.7%
Hudson Yards Infrastructure Corp. Revenue Bonds Series 2011A
02/15/47	5.750%	2,000,000	2,386,620
New York State Dormitory Authority Revenue Bonds Capital Appreciation-Court Facilities Series 1998 (d)
08/01/19	0.000%	1,200,000	1,101,720
Total			3,488,340
LOCAL GENERAL OBLIGATION 3.8%
City of New York
Unlimited General Obligation Bonds
Series 2010B
08/01/21	5.000%	500,000	613,395
Subordinated Series 2009I-1
04/01/27	5.125%	1,500,000	1,796,910

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
City of Syracuse Unlimited General Obligation Bonds Airport Terminal Security Access Improvement Series 2011 AMT (a)
11/01/36	5.000%	$1,750,000	$1,906,345
County of Monroe Unlimited General Obligation Refunding & Public Improvement Bonds Series 1996 (NPFGC)
03/01/15	6.000%	1,250,000	1,362,013
Mount Sinai Union Free School District Unlimited General Obligation Refunding Bonds Series 1992 (AMBAC)
02/15/19	6.200%	1,005,000	1,293,485
Sullivan West Central School District Unlimited General Obligation Refunding Bonds Series 2012
04/15/24	5.000%	500,000	617,625
Total			7,589,773
MULTI-FAMILY 2.1%
Housing Development Corp.
Revenue Bonds
Gateway Apartments
Series 2009A
09/15/25	4.500%	165,000	177,093
Series 2009C-1
11/01/34	5.500%	500,000	551,685
Series 2009M
11/01/45	5.150%	1,250,000	1,343,025
Onondaga Civic Development Corp. Revenue Bonds Upstate Properties Development, Inc. Series 2011
12/01/41	5.250%	1,945,000	2,154,846
Total			4,226,649
MUNICIPAL POWER 2.1%
Long Island Power Authority
Revenue Bonds
Series 2008A
05/01/33	6.000%	1,000,000	1,216,420
Series 2009A
04/01/23	5.000%	750,000	860,587
Series 2012A
09/01/37	5.000%	2,000,000	2,266,800
Total			4,343,807
NURSING HOME 0.3%
Amherst Industrial Development Agency Revenue Bonds Beechwood Health Care Center, Inc. Series 2007
01/01/40	5.200%	720,000	702,850

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OTHER BOND ISSUE 0.3%
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004
08/01/24	5.375%	$550,000	$576,461

OTHER INDUSTRIAL DEVELOPMENT BOND 2.2%
Onondaga County Industrial Development Agency Revenue Bonds Bristol-Meyers Squibb Co. Project Series 1994 AMT (a)
03/01/24	5.750%	2,000,000	2,539,100
POOL / BOND BANK 3.6%
New York State Dormitory Authority Revenue Bonds School Districts Financing Program Series 2009C (AGM)
10/01/36	5.125%	1,000,000	1,124,920
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds-Pooled Financing
Series 2005B
04/15/35	5.500%	1,000,000	1,444,180
Series 2009A
06/15/34	5.000%	4,000,000	4,700,640
Total			7,269,740
PORTS 3.4%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 85th
Series 1993
03/01/28	5.375%	2,000,000	2,517,020
Consolidated 93rd
Series 1994
06/01/94	6.125%	2,250,000	2,803,320
Port Authority of New York & New Jersey (a)
Revenue Bonds
Consolidated 143rd
Series 2006 (AGM) AMT
10/01/21	5.000%	1,000,000	1,099,770
Consolidated 147th
Series 2007 (NPFGC/FGIC) AMT
10/15/26	5.000%	500,000	542,920
Total			6,963,030

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PREP SCHOOL 0.4%
New York State Dormitory Authority Revenue Bonds Convent-Sacred Heart Series 2011 (AGM)
11/01/35	5.625%	$750,000	$891,697

RECREATION 1.6%
Build NYC Resource Corp. Revenue Bonds YMCA of Greater NY Project Series 2012
08/01/32	5.000%	500,000	573,670
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01/01/24	5.000%	500,000	520,520
Yankee Stadium Pilot
Series 2009 (AGM)
03/01/49	7.000%	250,000	308,538
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Museum of Modern Art
Series 2008-1A
04/01/31	5.000%	750,000	873,450
Revenue Bonds
Lincoln Center
Series 2008C
12/01/18	5.250%	750,000	903,067
Total			3,179,245
REFUNDED / ESCROWED 3.1%
Greece Central School District Unlimited General Obligation Bonds Series 1992 (FGIC)
06/15/16	6.000%	500,000	591,360
New York State Dormitory Authority
Prerefunded 07/01/13 Revenue Bonds
Rochester Institute of Technology
Series 2008A
07/01/33	6.000%	1,000,000	1,262,080
Revenue Bonds
Brooklyn Law School
Series 2003B (XLCA)
07/01/30	5.125%	2,000,000	2,040,920
Triborough Bridge & Tunnel Authority Prerefunded 01/01/22 Revenue Bonds General Purpose Series 1999B
01/01/30	5.500%	1,800,000	2,363,688
Total			6,258,048
RETIREMENT COMMUNITIES 2.6%
Broome County Industrial Development Agency
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
Good Shepard Village
Series 2008A
07/01/28	6.750%	$500,000	$523,315
07/01/40	6.875%	250,000	259,855
New York State Dormitory Authority Revenue Bonds Miriam Osborn Memorial Home Association Series 2012
07/01/29	5.000%	1,000,000	1,089,710
Suffolk County Economic Development Corp. Refunding Revenue Bonds Peconic Landing Southold Series 2010
12/01/40	6.000%	1,225,000	1,364,760
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	1,335,000	1,368,816
Ulster County Industrial Development Agency Revenue Bonds Series 2007A
09/15/42	6.000%	1,000,000	650,700
Total			5,257,156
SINGLE FAMILY 0.9%
New York Mortgage Agency (a)
Revenue Bonds
Homeowner Mortgage
Series 1998-69 AMT
10/01/28	5.500%	210,000	210,290
Series 2007-140 AMT
10/01/21	4.600%	500,000	524,130
Series 2007-148 AMT
10/01/32	5.200%	965,000	1,022,224
Total			1,756,644
SPECIAL NON PROPERTY TAX 12.1%
Metropolitan Transportation Authority
Revenue Bonds
Series 2009A
11/15/26	5.300%	700,000	819,434
Series 2009B
11/15/34	5.000%	4,500,000	5,108,040
Nassau County Interim Finance Authority Revenue Bonds Secured Sales Tax Series 2009A
11/15/24	5.000%	250,000	293,445
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Fiscal 2009
Series 2009S-3
01/15/22	5.000%	1,000,000	1,177,780
Series 2009S-5

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
01/15/32	5.000%	$1,000,000	$1,133,980
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds Subordinated Series 2012-C-1
11/01/21	4.000%	1,000,000	1,171,170
New York City Transitional Finance Authority Subordinated Revenue Bonds Future Tax Secured Series 2007B
11/01/26	5.000%	1,035,000	1,188,097
New York State Dormitory Authority
Refunding Revenue Bonds
General Purpose
Series 2012A
06/15/31	5.000%	2,250,000	2,704,410
Revenue Bonds
Education
Series 2008B
03/15/36	5.750%	500,000	606,560
Series 2009A
03/15/28	5.000%	1,545,000	1,828,786
General Purpose
Series 2012-D
02/15/29	5.000%	1,275,000	1,525,742
Series 2009A
02/15/34	5.000%	1,400,000	1,617,448
New York State Thruway Authority
Revenue Bonds
Series 2005A (NPFGC)
04/01/25	5.000%	500,000	545,840
Series 2009A-1
04/01/29	5.000%	1,000,000	1,146,320
New York State Urban Development Corp. Revenue Bonds State Personal Income Tax Series 2009B-1
03/15/36	5.000%	1,500,000	1,724,850
Puerto Rico Sales Tax Financing Corp. 1st Subordinated Revenue Bonds Series 2010C (e)
08/01/41	5.250%	1,750,000	1,845,287
Total			24,437,189
STATE APPROPRIATED 3.0%
Erie County Industrial Development Agency (The) Revenue Bonds School District Buffalo Project Series 2011A
05/01/32	5.250%	1,000,000	1,146,780
New York Local Government Assistance Corp. Refunding Revenue Bonds Senior Lien Series 2007A
04/01/19	5.000%	1,000,000	1,162,210

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED (CONTINUED)
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/20	6.000%	$2,000,000	$2,491,700
State University Educational Facilities
Series 2000C (AGM)
05/15/17	5.750%	1,000,000	1,197,840
Total			5,998,530
STUDENT LOAN —%
New York Mortgage Agency Revenue Bonds New York State Higher Education Finance Series 2009
11/01/26	4.750%	75,000	82,348

TRANSPORTATION 5.1%
Metropolitan Transportation Authority
Revenue Bonds
Series 2005B (AMBAC)
11/15/23	5.250%	1,250,000	1,578,525
Series 2005F
11/15/35	5.000%	500,000	541,350
Series 2006A
11/15/22	5.000%	750,000	846,758
Series 2010D
11/15/34	5.000%	1,350,000	1,522,246
Series 2011D
11/15/36	5.000%	1,000,000	1,136,910
Series 2012E
11/15/31	5.000%	2,000,000	2,329,660
Transportation System
Series 2013-A
11/15/32	5.000%	2,000,000	2,330,560
Total			10,286,009
TURNPIKE / BRIDGE / TOLL ROAD 3.4%
New York State Thruway Authority
Revenue Bonds
General Revenue
Series 2012I
01/01/32	5.000%	2,000,000	2,321,060
Series 2005F (AMBAC)
01/01/25	5.000%	2,000,000	2,146,320
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Subordinated Series 2013-A
11/15/27	5.000%	2,000,000	2,408,760
Total			6,876,140

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER 5.0%
Great Neck North Water Authority Revenue Bonds Series 2008
01/01/33	5.000%	$690,000	$763,940
New York City Municipal Water Finance Authority
Revenue Bonds
Fiscal 2009
Series 2008A
06/15/40	5.750%	1,000,000	1,192,560
Series 2008CC
06/15/34	5.000%	3,500,000	4,025,315
Series 2009EE
06/15/40	5.250%	500,000	577,740
Series 2009FF-2
06/15/40	5.500%	1,000,000	1,180,320
Series 2012FF
06/15/33	5.000%	1,000,000	1,180,220
Rensselaer County Water Service & Sewer Authority Revenue Bonds Water Service Series 2008
09/01/38	5.250%	1,000,000	1,092,800
Total			10,012,895
Total Municipal Bonds (Cost: $176,023,365)			$196,809,657

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes 2.0%
NEW YORK 2.0%
City of New York Unlimited General Obligation Bonds VRDN Series 1995F-6 (JPMorgan Chase Bank) (f)(g)
02/15/18	0.090%	2,000,000	$2,000,000
Triborough Bridge & Tunnel Authority Revenue Bonds General VRDN Series 2005B-2C (U.S. Bank) (f)(g)
01/01/32	0.070%	1,980,000	1,980,000
Total			3,980,000
Total Floating Rate Notes (Cost: $3,980,000)			$3,980,000

	Shares	Value

Money Market Funds 0.1%
Dreyfus New York AMT-Free Municipal Money Market Fund, 0.000% (h)	204,868	$204,868

	Shares	Value

Money Market Funds (continued)
JPMorgan Tax Free Money Market Fund, 0.010% (h)	67,561	$67,561
Total Money Market Funds (Cost: $272,429)		$272,429

Total Investments
(Cost: $180,275,794) (i)	$201,062,086(j)
Other Assets & Liabilities, Net	1,292,333
Net Assets	$202,354,419

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Variable rate security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $504,645 or 0.25% of net assets.

(d)	Zero coupon bond.
(e)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At January 31, 2013, the value of these securities amounted to $1,845,287 or 0.91% of net assets.

(f)	Interest rate varies to reflect current market conditions; rate shown is the effective rate on January 31, 2013.
(g)

The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions, rate shown is the effective rate on January 31, 2013.

(h)	The rate shown is the seven-day current annualized yield at January 31, 2013.
(i)

At January 31, 2013, the cost of securities for federal income tax purposes was approximately $180,276,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$21,269,000
Unrealized Depreciation	(483,000)
Net Unrealized Appreciation	$20,786,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	196,809,657	—	196,809,657
Total Bonds	—	196,809,657	—	196,809,657
Short-Term Securities
Floating Rate Notes	—	3,980,000	—	3,980,000
Total Short-Term Securities	—	3,980,000	—	3,980,000
Other
Money Market Funds	272,429	—	—	272,429
Total Other	272,429	—	—	272,429
Total	272,429	200,789,657	—	201,062,086

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value Is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Strategic Income Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 46.7%
Aerospace & Defense 1.1%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	$6,481,000	$6,626,822
Bombardier, Inc. (b)
Senior Notes
01/15/16	4.250%	1,537,000	1,583,110
01/15/23	6.125%	3,022,000	3,059,775
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	7,967,000	8,743,782
Oshkosh Corp.
03/01/17	8.250%	1,263,000	1,386,143
03/01/20	8.500%	4,629,000	5,207,625
TransDigm, Inc. (b)
10/15/20	5.500%	2,582,000	2,691,735
Total			29,298,992
Automotive 0.7%
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	622,000	681,090
06/15/21	8.250%	3,221,000	3,575,310
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	408,000	443,700
Delphi Corp.
05/15/19	5.875%	1,137,000	1,216,590
Jaguar Land Rover Automotive PLC (b)
02/01/23	5.625%	2,309,000	2,355,180
Lear Corp.
03/15/18	7.875%	939,000	1,014,120
Schaeffler Finance BV (b)
Senior Secured
02/15/17	7.750%	1,381,000	1,563,983
02/15/19	8.500%	1,619,000	1,837,565
Visteon Corp.
04/15/19	6.750%	6,043,000	6,466,010
Total			19,153,548
Banking 1.7%
Ally Financial, Inc.
03/15/20	8.000%	11,092,000	13,601,565
09/15/20	7.500%	7,069,000	8,500,472
BES Investimento do Brasil SA Senior Unsecured (b)
03/25/15	5.625%	1,000,000	1,020,000
BanColombia SA Senior Unsecured
06/03/21	5.950%	1,600,000	1,848,000
Banco de Bogota SA Senior Unsecured (b)
01/15/17	5.000%	1,000,000	1,081,383

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
Banco de Credito del Peru Subordinated Notes (b)(c)
10/15/22	7.170%	PEN	2,000,000	$895,338
Bank of America Corp.
Senior Unsecured
05/13/21	5.000%		3,320,000	3,714,038
01/11/23	3.300%		3,305,000	3,259,444
Citigroup, Inc. Senior Unsecured
01/15/15	6.010%		15,000	16,340
JPMorgan Chase & Co. Senior Unsecured
01/25/23	3.200%		1,470,000	1,460,674
Lloyds Banking Group PLC (b)(c)
12/31/49	6.657%		230,000	210,450
Morgan Stanley
Senior Unsecured
01/26/20	5.500%		500,000	556,994
07/28/21	5.500%		7,165,000	8,065,841
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%		3,705,000	4,195,912
Total				48,426,451
Brokerage 0.2%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%		2,708,000	2,809,550
Nuveen Investments, Inc. Senior Unsecured (b)
10/15/20	9.500%		3,097,000	3,189,910
Total				5,999,460
Building Materials 0.6%
Building Materials Corp. of America (b)
Senior Notes
05/01/21	6.750%		2,517,000	2,774,992
Senior Secured
02/15/20	7.000%		945,000	1,030,050
Gibraltar Industries, Inc. (b)
02/01/21	6.250%		723,000	751,016
HD Supply, Inc. (b)
07/15/20	11.500%		1,340,000	1,544,350
01/15/21	10.500%		1,959,000	2,003,078
HD Supply, Inc. (b)(d)
Senior Unsecured
07/15/20	7.500%		2,000,000	1,975,000
Interface, Inc.
12/01/18	7.625%		1,002,000	1,087,170
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%		2,492,000	2,585,450
Nortek, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Building Materials (continued)
12/01/18	10.000%	$316,000	$358,660
04/15/21	8.500%	1,307,000	1,480,178
Total			15,589,944
Chemicals 1.9%
Ashland, Inc. (b)
08/15/22	4.750%	1,360,000	1,397,400
Celanese U.S. Holdings LLC
06/15/21	5.875%	814,000	913,715
11/15/22	4.625%	1,877,000	1,938,003
Dow Chemical Co. (The) Senior Unsecured
11/15/22	3.000%	6,540,000	6,384,995
Dupont Performance Coatings, Inc. (b)(d)
05/01/21	7.375%	2,338,000	2,408,198
Huntsman International LLC
11/15/20	4.875%	1,071,000	1,081,710
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%	2,430,000	2,718,563
LyondellBasell Industries NV
Senior Unsecured
11/15/21	6.000%	6,612,000	7,769,100
04/15/24	5.750%	6,124,000	7,088,530
MacDermid, Inc. (b)
04/15/17	9.500%	2,058,500	2,145,986
Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	2,356,000	2,426,680
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	2,153,000	2,454,420
Nufarm Australia Ltd. (b)
10/15/19	6.375%	674,000	714,440
PQ Corp. Secured (b)
05/01/18	8.750%	7,413,000	7,728,053
Polypore International, Inc.
11/15/17	7.500%	2,710,000	2,947,125
Rockwood Specialties Group, Inc.
10/15/20	4.625%	2,337,000	2,386,661
Sibur Securities Ltd. (b)
01/31/18	3.914%	2,000,000	1,990,326
Total			54,493,905
Construction Machinery 1.0%
Ashtead Capital, Inc. Secured (b)
07/15/22	6.500%	681,000	738,885
CNH Capital LLC
11/01/16	6.250%	3,395,000	3,742,987

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Construction Machinery (continued)
Case New Holland, Inc.
12/01/17	7.875%	$6,862,000	$8,114,315
Columbus McKinnon Corp.
02/01/19	7.875%	950,000	1,018,875
H&E Equipment Services, Inc. (b)
09/01/22	7.000%	1,309,000	1,430,083
Neff Rental LLC/Finance Corp. Secured (b)
05/15/16	9.625%	4,296,000	4,483,950
United Rentals North America, Inc.
12/15/19	9.250%	5,225,000	5,969,562
05/15/20	7.375%	1,015,000	1,116,500
Secured
07/15/18	5.750%	1,228,000	1,320,100
Total			27,935,257
Consumer Cyclical Services 0.5%
Goodman Networks, Inc. Senior Secured (b)
07/01/18	13.125%	2,134,000	2,368,740
Monitronics International, Inc.
04/01/20	9.125%	1,380,000	1,445,550
Vivint, Inc. (b)
Senior Secured
12/01/19	6.375%	8,723,000	8,548,540
Senior Unsecured
12/01/20	8.750%	2,423,000	2,374,540
Total			14,737,370
Consumer Products 0.6%
Clorox Co. (The) Senior Unsecured
09/15/22	3.050%	2,865,000	2,889,461
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	973,000	1,047,191
Serta Simmons Holdings LLC Senior Unsecured (b)
10/01/20	8.125%	2,975,000	3,049,375
Spectrum Brands Escrow Corp. (b)
Senior Unsecured
11/15/20	6.375%	2,086,000	2,218,983
11/15/22	6.625%	1,093,000	1,180,440
Spectrum Brands, Inc.
Senior Secured
06/15/18	9.500%	5,694,000	6,441,337
Spectrum Brands, Inc. (b)
03/15/20	6.750%	667,000	720,360
Tempur-Pedic International, Inc. (b)
12/15/20	6.875%	359,000	381,438
Total			17,928,585

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Diversified Manufacturing 0.3%
Actuant Corp.
06/15/22	5.625%	$1,319,000	$1,358,570
Amsted Industries, Inc. Senior Notes (b)
03/15/18	8.125%	2,182,000	2,334,740
Apex Tool Group LLC (b)(d)
02/01/21	7.000%	698,000	715,450
Silver II Borrower/US Holdings LLC (b)
12/15/20	7.750%	2,286,000	2,394,585
Tomkins LLC/Inc. Secured
10/01/18	9.000%	1,481,000	1,653,166
Unifrax I LLC/Holding Co. (b)(d)
02/15/19	7.500%	880,000	880,000
Total			9,336,511
Electric 3.2%
AES Corp. Senior Unsecured
07/01/21	7.375%	2,496,000	2,783,040
Appalachian Power Co. Senior Unsecured
03/30/21	4.600%	9,330,000	10,593,581
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	739,000	864,648
Calpine Corp. Senior Secured (b)
02/15/21	7.500%	4,291,000	4,645,007
Carolina Power & Light Co. 1st Mortgage
05/15/42	4.100%	1,500,000	1,504,001
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%	500,000	665,313
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	895,000	1,244,884
Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%	1,080,000	1,294,986
08/15/19	5.200%	3,904,000	4,630,265
09/15/42	4.050%	1,100,000	1,060,579
Duke Energy Corp.
Senior Unsecured
09/15/14	3.950%	3,930,000	4,130,344
09/15/21	3.550%	415,000	434,287
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%	3,585,000	4,306,628

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	$1,887,000	$2,240,812
Ipalco Enterprises, Inc. Senior Secured (b)
04/01/16	7.250%	2,415,000	2,692,725
Nevada Power Co.
01/15/15	5.875%	1,815,000	1,993,843
05/15/18	6.500%	10,355,000	12,846,444
08/01/18	6.500%	445,000	554,882
04/01/36	6.650%	950,000	1,272,877
Oncor Electric Delivery Co. LLC Senior Secured
06/01/42	5.300%	3,300,000	3,690,238
PacifiCorp 1st Mortgage
09/15/13	5.450%	255,000	262,814
Pacific Gas & Electric Co.
Senior Unsecured
10/01/20	3.500%	1,340,000	1,446,877
04/15/42	4.450%	575,000	602,605
Progress Energy, Inc.
Senior Unsecured
12/01/19	4.875%	3,862,000	4,435,982
04/01/22	3.150%	3,515,000	3,519,077
Sierra Pacific Power Co.
05/15/16	6.000%	3,020,000	3,476,693
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	3,400,000	4,157,598
TransAlta Corp. Senior Unsecured
05/15/18	6.650%	7,330,000	8,547,872
Total			89,898,902
Entertainment 0.3%
AMC Entertainment, Inc.
06/01/19	8.750%	3,177,000	3,510,585
12/01/20	9.750%	1,965,000	2,289,225
Cinemark USA, Inc. (b)
12/15/22	5.125%	1,060,000	1,073,250
Regal Entertainment Group Senior Unsecured
02/01/25	5.750%	687,000	680,130
Six Flags, Inc. (b)(e)(f)(g)
06/01/14	9.625%	1,557,000	—
Speedway Motorsports, Inc.
02/01/19	6.750%	722,000	765,320
Vail Resorts, Inc.
05/01/19	6.500%	623,000	668,946
Total			8,987,456

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Environmental 0.4%
Clean Harbors, Inc.
08/01/20	5.250%	$2,331,000	$2,435,895
Clean Harbors, Inc. (b)
06/01/21	5.125%	1,833,000	1,915,485
Waste Management, Inc.
06/30/20	4.750%	6,163,000	6,976,738
Total			11,328,118
Food and Beverage 1.5%
ConAgra Foods, Inc.
Senior Unsecured
09/15/22	3.250%	5,750,000	5,733,394
10/01/28	7.000%	855,000	1,076,077
Cott Beverages, Inc.
11/15/17	8.375%	1,185,000	1,282,763
09/01/18	8.125%	1,291,000	1,423,328
Heineken NV Senior Unsecured (b)
04/01/22	3.400%	4,300,000	4,410,660
Kraft Foods Group, Inc.
Senior Unsecured
08/23/18	6.125%	10,960,000	13,380,308
02/10/20	5.375%	28,000	33,139
MHP SA (b)
04/29/15	10.250%	3,204,000	3,436,290
Mondelez International, Inc. Senior Unsecured
02/01/18	6.125%	3,797,000	4,574,789
SABMiller Holdings, Inc. (b)
01/15/17	2.450%	4,700,000	4,860,857
01/15/22	3.750%	2,205,000	2,341,873
Total			42,553,478
Gaming 1.0%
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	2,816,000	2,830,080
MGM Resorts International
03/01/18	11.375%	1,925,000	2,396,625
12/15/21	6.625%	3,163,000	3,257,890
MGM Resorts International (b)
10/01/20	6.750%	444,000	466,200
ROC Finance LLC/Corp. Secured (b)
09/01/18	12.125%	2,529,000	2,914,673
Seminole Indian Tribe of Florida (b)
Secured
10/01/17	7.750%	444,000	480,630
Senior Secured
10/01/20	6.535%	1,510,000	1,646,871
Senior Unsecured
10/01/20	7.804%	2,455,000	2,474,051
Seneca Gaming Corp. (b)
12/01/18	8.250%	2,909,000	3,090,812

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gaming (continued)
Studio City Finance Ltd. (b)
12/01/20	8.500%	$4,977,000	$5,442,349
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	2,397,000	2,133,330
Total			27,133,511
Gas Pipelines 2.9%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	3,724,000	3,705,380
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	3,219,000	3,733,010
El Paso LLC
06/15/14	6.875%	1,495,000	1,593,752
06/01/18	7.250%	779,000	904,614
09/15/20	6.500%	6,549,000	7,310,321
01/15/32	7.750%	6,853,000	8,057,620
Enterprise Products Operating LLC
02/15/42	5.700%	2,145,000	2,411,415
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	5,635,000	6,099,888
Kinder Morgan Energy Partners LP
Senior Unsecured
02/15/20	6.850%	1,820,000	2,260,349
09/15/20	5.300%	1,350,000	1,553,399
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	2,942,000	3,192,070
02/15/23	5.500%	2,894,000	3,053,170
07/15/23	4.500%	438,000	435,810
NiSource Finance Corp.
09/15/17	5.250%	9,860,000	11,259,638
Northwest Pipeline GP Senior Unsecured
04/15/17	5.950%	500,000	577,523
Plains All American Pipeline LP/Finance Corp. Senior Unsecured
05/01/19	8.750%	2,715,000	3,662,896
Regency Energy Partners LP/Corp.
04/15/23	5.500%	2,707,000	2,869,420
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	1,682,000	1,820,765
07/15/21	6.500%	3,807,000	4,159,148
Sabine Pass Liquefaction LLC Senior Secured (b)(d)
02/01/21	5.625%	2,593,000	2,602,724
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	2,315,000	2,697,172
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	2,270,000	2,304,050

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gas Pipelines (continued)
Tesoro Logistics LP/Finance Corp. Senior Unsecured (b)
10/01/20	5.875%	$1,537,000	$1,621,535
TransCanada PipeLines Ltd. Senior Unsecured
01/15/39	7.625%	575,000	842,173
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	2,275,000	2,269,795
Total			80,997,637
Health Care 3.0%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	733,913	772,443
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	1,625,000	1,718,438
Amsurg Corp. (b)
11/30/20	5.625%	1,096,000	1,145,320
Biomet, Inc. (b)
08/01/20	6.500%	2,763,000	2,901,150
CHS/Community Health Systems, Inc.
11/15/19	8.000%	2,605,000	2,858,987
07/15/20	7.125%	2,664,000	2,877,120
Senior Secured
08/15/18	5.125%	3,186,000	3,353,265
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	5,272,000	5,851,920
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	1,198,000	1,257,900
Emdeon, Inc.
12/31/19	11.000%	2,635,000	3,036,837
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	813,000	880,073
01/31/22	5.875%	1,054,000	1,151,495
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	621,000	698,625
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	4,467,000	4,701,517
HCA, Inc.
02/15/22	7.500%	3,136,000	3,622,080
05/01/23	5.875%	1,729,000	1,802,482
Senior Secured
02/15/20	6.500%	4,178,000	4,648,025
05/01/23	4.750%	1,149,000	1,156,181
Health Management Associates, Inc.
01/15/20	7.375%	1,539,000	1,690,976

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
Hologic, Inc. (b)
08/01/20	6.250%	$510,000	$548,250
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	4,679,000	4,749,185
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%	1,511,000	1,575,218
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured (b)
11/01/18	10.500%	1,262,000	1,350,340
LifePoint Hospitals, Inc.
10/01/20	6.625%	1,002,000	1,092,180
Multiplan, Inc. (b)
09/01/18	9.875%	5,520,000	6,141,000
Omnicare, Inc.
06/01/20	7.750%	1,499,000	1,663,890
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	2,117,000	2,371,040
Radnet Management, Inc.
04/01/18	10.375%	970,000	1,001,525
Rural/Metro Corp. Senior Unsecured (b)
07/15/19	10.125%	1,692,000	1,696,230
STHI Holding Corp. Secured (b)
03/15/18	8.000%	891,000	964,508
Tenet Healthcare Corp.
Senior Unsecured
02/01/20	6.750%	1,758,000	1,837,110
Tenet Healthcare Corp. (b)(d)
Senior Secured
04/01/21	4.500%	847,000	833,236
Truven Health Analytics, Inc. Senior Unsecured (b)
06/01/20	10.625%	1,268,000	1,378,950
United Surgical Partners International, Inc.
04/01/20	9.000%	1,472,000	1,652,320
Universal Hospital Services, Inc. Secured
08/15/20	7.625%	843,000	904,118
VWR Funding, Inc. (b)
09/15/17	7.250%	180,000	191,250
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	5,259,000	5,574,540
02/01/19	7.750%	410,000	433,063
Vanguard Health Holding Co. II LLC/Inc. (b)
02/01/19	7.750%	834,000	886,125
Total			82,968,912

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Healthcare Insurance 0.1%
Aetna, Inc. Senior Unsecured
11/15/22	2.750%	$2,410,000	$2,332,307
WellPoint, Inc. Senior Unsecured
02/15/19	7.000%	960,000	1,205,710
Total			3,538,017
Home Construction 0.4%
Beazer Homes USA, Inc.
05/15/19	9.125%	915,000	983,625
Beazer Homes USA, Inc. (b)(d)
02/01/23	7.250%	937,000	944,028
KB Home
03/15/20	8.000%	1,053,000	1,220,164
09/15/22	7.500%	845,000	944,287
Meritage Homes Corp.
04/01/22	7.000%	1,000,000	1,102,500
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	1,535,000	1,719,200
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	2,129,000	2,288,675
04/15/20	7.750%	660,000	709,500
Total			9,911,979
Independent Energy 5.0%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	8,505,000	9,754,699
Antero Resources Finance Corp.
12/01/17	9.375%	154,000	167,860
08/01/19	7.250%	552,000	598,920
Berry Petroleum Co. Senior Unsecured
11/01/20	6.750%	760,000	822,700
Canadian Oil Sands Ltd. Senior Unsecured (b)
04/01/42	6.000%	2,285,000	2,597,455
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	2,682,000	2,889,855
Chaparral Energy, Inc.
09/01/21	8.250%	1,844,000	2,046,840
11/15/22	7.625%	932,000	1,006,560
Chesapeake Energy Corp.
08/15/20	6.625%	5,020,000	5,509,450
02/15/21	6.125%	5,751,000	6,153,570
Cimarex Energy Co.
05/01/22	5.875%	3,136,000	3,371,200
Comstock Resources, Inc.
06/15/20	9.500%	3,958,000	4,274,640
Concho Resources, Inc.
01/15/21	7.000%	3,680,000	4,066,400

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
01/15/22	6.500%	$1,059,000	$1,154,310
04/01/23	5.500%	2,229,000	2,351,595
Continental Resources, Inc.
10/01/19	8.250%	216,000	242,730
10/01/20	7.375%	224,000	253,120
04/01/21	7.125%	3,095,000	3,505,087
09/15/22	5.000%	8,978,000	9,561,570
EP Energy Holdings LLC/Bond Co., Inc. PIK Senior Unsecured (b)
12/15/17	8.125%	1,476,000	1,490,760
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	425,000	456,875
Senior Secured
05/01/19	6.875%	3,810,000	4,114,800
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	4,075,000	4,584,375
EnCana Corp. Senior Unsecured
11/15/41	5.150%	2,000,000	2,047,210
Halcon Resources Corp. (b)
05/15/21	8.875%	3,225,000	3,442,687
Kodiak Oil & Gas Corp.
12/01/19	8.125%	8,777,000	9,786,355
Kodiak Oil & Gas Corp. (b)
01/15/21	5.500%	1,347,000	1,357,103
Laredo Petroleum, Inc.
02/15/19	9.500%	6,085,000	6,876,050
05/01/22	7.375%	929,000	1,005,643
MEG Energy Corp. (b)
03/15/21	6.500%	2,610,000	2,740,500
01/30/23	6.375%	1,785,000	1,860,863
Novatek Finance Ltd. Senior Unsecured (b)
02/03/21	6.604%	300,000	351,102
Oasis Petroleum, Inc.
02/01/19	7.250%	3,349,000	3,633,665
11/01/21	6.500%	3,320,000	3,552,400
01/15/23	6.875%	2,463,000	2,678,512
Plains Exploration & Production Co.
11/15/20	6.500%	5,975,000	6,609,844
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	4,244,000	4,912,430
10/01/22	5.375%	5,098,000	5,442,115
05/01/23	5.250%	3,600,000	3,780,000
Range Resources Corp.
06/01/21	5.750%	385,000	411,950
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	1,297,000	1,381,305
01/01/23	6.500%	1,067,000	1,136,355
Whiting Petroleum Corp.
10/01/18	6.500%	156,000	167,310

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
Woodside Finance Ltd. (b)
05/10/21	4.600%	$4,500,000	$4,959,256
Total			139,108,026
Integrated Energy 0.2%
Lukoil International Finance BV (b)
11/05/19	7.250%	1,100,000	1,323,104
11/09/20	6.125%	2,300,000	2,628,285
TNK-BP Finance SA (b)
03/13/18	7.875%	425,000	517,019
Total			4,468,408
Life Insurance 0.4%
Hartford Financial Services Group, Inc. Senior Unsecured
04/15/22	5.125%	6,590,000	7,444,723
Prudential Financial, Inc. Senior Unsecured
05/12/41	5.625%	3,605,000	4,035,715
Total			11,480,438
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	1,055,000	1,171,050
Media Cable 1.6%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	4,045,000	4,530,400
01/31/22	6.625%	1,463,000	1,594,670
09/30/22	5.250%	5,310,000	5,256,900
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	5,126,000	5,766,750
Cablevision Systems Corp.
Senior Unsecured
04/15/20	8.000%	1,175,000	1,327,750
09/15/22	5.875%	2,497,000	2,456,424
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
09/15/20	6.375%	2,149,000	2,251,077
DISH DBS Corp.
09/01/19	7.875%	523,000	618,448
06/01/21	6.750%	8,639,000	9,675,680
07/15/22	5.875%	1,886,000	2,003,875
DirecTV Holdings LLC/Financing Co., Inc.
03/15/42	5.150%	2,525,000	2,427,724
Quebecor Media, Inc. Senior Unsecured (b)
01/15/23	5.750%	2,727,000	2,856,532
Time Warner Cable, Inc.
07/01/18	6.750%	145,000	179,599
02/01/20	5.000%	810,000	925,442

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Cable (continued)
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (b)
01/15/23	5.500%	$2,658,000	$2,770,965
Videotron Ltd.
07/15/22	5.000%	58,000	60,610
WaveDivision Escrow LLC/Corp. Senior Unsecured (b)
09/01/20	8.125%	70,000	73,150
Total			44,775,996
Media Non-Cable 4.3%
AMC Networks, Inc.
07/15/21	7.750%	5,832,000	6,663,060
12/15/22	4.750%	2,047,000	2,047,000
British Sky Broadcasting Group PLC (b)
11/26/22	3.125%	7,345,000	7,198,548
Clear Channel Communications, Inc.
08/01/16	10.750%	1,874,000	1,452,350
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	6,806,000	7,112,270
Clear Channel Worldwide Holdings, Inc. (b)
11/15/22	6.500%	1,849,000	1,950,695
11/15/22	6.500%	4,999,000	5,323,935
DigitalGlobe, Inc. (b)
02/01/21	5.250%	1,116,000	1,113,210
Getty Images, Inc. Senior Notes (b)
10/15/20	7.000%	3,275,000	3,397,812
Hughes Satellite Systems Corp.
06/15/21	7.625%	1,245,000	1,425,525
Senior Secured
06/15/19	6.500%	4,440,000	4,906,200
Intelsat Jackson Holdings SA
04/01/19	7.250%	395,000	423,638
Senior Unsecured
04/01/21	7.500%	2,660,000	2,886,100
Intelsat Jackson Holdings SA (b)
Senior Unsecured
10/15/20	7.250%	1,620,000	1,733,400
Intelsat Luxembourg SA PIK
02/04/17	11.500%	5,692,000	6,033,520
Lamar Media Corp.
02/01/22	5.875%	2,098,000	2,307,800
Lamar Media Corp. (b)
05/01/23	5.000%	3,588,000	3,659,760
NBCUniversal Media LLC Senior Unsecured
01/15/43	4.450%	3,775,000	3,627,582
National CineMedia LLC
Senior Secured
04/15/22	6.000%	2,284,000	2,438,170
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Non-Cable (continued)
07/15/21	7.875%	$2,784,000	$3,090,240
News America, Inc.
09/15/22	3.000%	11,840,000	11,737,134
12/15/35	6.400%	150,000	182,988
Nielsen Finance LLC/Co. (b)
10/01/20	4.500%	5,115,000	5,025,487
Reed Elsevier Capital, Inc. (b)
10/15/22	3.125%	2,455,000	2,372,926
Salem Communications Corp. Secured
12/15/16	9.625%	3,785,000	4,163,500
Sinclair Television Group, Inc. Secured (b)
11/01/17	9.250%	6,127,000	6,709,065
Starz LLC/Finance Corp. (b)
09/15/19	5.000%	1,023,000	1,058,805
TCM Sub LLC (b)
01/15/15	3.550%	5,510,000	5,771,567
Univision Communications, Inc. (b)
05/15/21	8.500%	3,146,000	3,334,760
Senior Secured
05/15/19	6.875%	2,100,000	2,205,000
11/01/20	7.875%	6,618,000	7,213,620
09/15/22	6.750%	962,000	1,005,290
Total			119,570,957
Metals 1.3%
Aleris International, Inc. Senior Unsecured (f)
06/01/20	6.000%	3,093	3,217
Alpha Natural Resources, Inc.
04/15/18	9.750%	3,483,000	3,796,470
06/01/19	6.000%	2,386,000	2,159,330
Arch Coal, Inc.
06/15/19	7.000%	809,000	730,123
06/15/21	7.250%	262,000	234,490
Arch Coal, Inc. (b)
06/15/19	9.875%	3,003,000	3,115,612
CONSOL Energy, Inc.
04/01/20	8.250%	1,116,000	1,208,070
Calcipar SA Senior Secured (b)
05/01/18	6.875%	3,797,000	3,986,850
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/19	8.250%	5,816,000	6,295,820
Inmet Mining Corp. (b)
06/01/20	8.750%	4,985,000	5,533,350
06/01/21	7.500%	1,464,000	1,573,800
JMC Steel Group, Inc. Senior Notes (b)
03/15/18	8.250%	2,108,000	2,245,020

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Metals (continued)
Peabody Energy Corp.
11/15/21	6.250%	$2,703,000	$2,824,635
Rain CII Carbon LLC/Corp. Senior Secured (b)
12/01/18	8.000%	3,182,000	3,309,280
Total			37,016,067
Non-Captive Consumer 0.2%
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	5,059,000	4,818,698
Non-Captive Diversified 1.6%
Air Lease Corp. (d)
03/01/20	4.750%	4,462,000	4,417,380
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	3,007,000	3,217,490
05/15/20	5.375%	1,953,000	2,119,005
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	3,125,000	3,500,000
Senior Unsecured
02/15/19	5.500%	6,682,000	7,149,740
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	9,370,000	10,420,574
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	2,590,000	3,101,525
04/01/19	5.875%	853,000	922,025
05/15/19	6.250%	1,589,000	1,755,845
12/15/20	8.250%	4,253,000	5,209,925
01/15/22	8.625%	2,266,000	2,877,820
Total			44,691,329
Oil Field Services 0.7%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	6,024,000	6,551,100
Gazstream SA for Gazprom OAO Senior Unsecured (b)
07/22/13	5.625%	2,091	2,116
Green Field Energy Services, Inc. (b)
Senior Secured
11/15/16	13.250%	3,895,000	3,895,000
11/15/16	13.250%	93,000	93,000
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	3,917,000	4,249,945
Oil States International, Inc.
06/01/19	6.500%	2,681,000	2,861,967
Oil States International, Inc. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Oil Field Services (continued)
01/15/23	5.125%	$2,031,000	$2,056,388
Weatherford International Ltd.
03/15/13	5.150%	14,000	14,064
Total			19,723,580
Other Financial Institutions 0.1%
FTI Consulting, Inc. (b)
11/15/22	6.000%	1,232,000	1,296,680
Other Industry 0.2%
Interline Brands, Inc.
11/15/18	7.500%	3,498,000	3,795,330
SPL Logistics Escrow LLC/Finance Corp. Senior Secured (b)
08/01/20	8.875%	1,452,000	1,550,010
Total			5,345,340
Packaging 0.8%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. (b)
Senior Secured
11/15/22	4.875%	842,000	839,895
Senior Unsecured
11/15/20	7.000%	1,526,000	1,537,445
Berry Plastics Corp. Secured
01/15/21	9.750%	2,180,000	2,556,050
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	1,865,000	1,906,962
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	4,994,000	5,455,945
Senior Secured
08/15/19	7.875%	6,224,000	6,846,400
Sealed Air Corp. (b)
12/01/20	6.500%	792,000	875,160
09/15/21	8.375%	959,000	1,100,453
Total			21,118,310
Pharmaceuticals 0.4%
Grifols, Inc.
02/01/18	8.250%	2,873,000	3,153,118
Jaguar Holding Co. I Senior Unsecured PIK (b)
10/15/17	9.375%	1,436,000	1,522,160
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	912,000	1,035,120
VPI Escrow Corp. (b)
10/15/20	6.375%	3,497,000	3,601,910

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International Senior Notes (b)
10/15/20	6.375%	$700,000	$722,750
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	1,439,000	1,554,120
Total			11,589,178
Property & Casualty 0.6%
Alleghany Corp. Senior Unsecured
06/27/22	4.950%	2,000,000	2,182,692
Alliant Holdings, Inc. Senior Unsecured (b)
12/15/20	7.875%	1,876,000	1,880,690
CNA Financial Corp. Senior Unsecured
08/15/20	5.875%	2,000,000	2,321,266
Hub International Ltd. (b)
10/15/18	8.125%	3,308,000	3,423,780
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	5,820,000	6,320,503
Total			16,128,931
Railroads 0.3%
Burlington Northern Santa Fe LLC Senior Unsecured
06/01/41	5.400%	3,815,000	4,372,112
CSX Corp.
Senior Unsecured
04/15/41	5.500%	3,205,000	3,633,611
03/15/44	4.100%	1,100,000	1,034,758
Total			9,040,481
Refining —%
Phillips 66
05/01/17	2.950%	595,000	626,233
REITs —%
Duke Realty LP Senior Unsecured
08/15/19	8.250%	200	260
Restaurants 0.3%
Shearer’s Foods, Inc. LLC Senior Secured (b)
11/01/19	9.000%	1,693,000	1,815,742
Yum! Brands, Inc. Senior Unsecured
09/15/19	5.300%	5,417,000	6,295,697
Total			8,111,439

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Retailers 0.9%
99 Cent Only Stores
12/15/19	11.000%		$1,316,000	$1,513,400
AutoNation, Inc.
02/01/20	5.500%		186,000	201,345
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%		2,466,000	2,681,775
Jo-Ann Stores, Inc. Senior Unsecured (b)
03/15/19	8.125%		1,842,000	1,897,260
Limited Brands, Inc.
04/01/21	6.625%		4,690,000	5,334,875
02/15/22	5.625%		1,832,000	1,969,400
Penske Automotive Group, Inc. (b)
10/01/22	5.750%		1,649,000	1,694,348
Rite Aid Corp.
03/15/20	9.250%		1,266,000	1,408,425
Senior Secured
08/15/20	8.000%		4,650,000	5,301,000
Senior Unsecured
02/15/27	7.700%		2,012,000	1,886,250
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%		1,217,000	1,344,785
06/01/22	5.750%		724,000	765,630
Total				25,998,493
Supranational 0.3%
European Investment Bank
Senior Unsecured
06/20/17	1.400%	JPY	446,000,000	5,104,514
01/18/27	2.150%	JPY	29,100,000	342,275
International Finance Corp.
02/28/13	7.500%	AUD	2,675,000	2,798,137
Total				8,244,926
Technology 2.1%
Alliance Data Systems Corp. (b)
12/01/17	5.250%		2,329,000	2,427,982
04/01/20	6.375%		1,231,000	1,329,480
Amkor Technology, Inc.
05/01/18	7.375%		775,000	815,688
Senior Unsecured
06/01/21	6.625%		4,190,000	4,284,275
10/01/22	6.375%		1,533,000	1,540,665
Anixter, Inc.
05/01/19	5.625%		650,000	690,625
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%		1,817,000	1,985,072
CDW LLC/Finance Corp.
04/01/19	8.500%		5,444,000	6,029,230
Senior Secured
12/15/18	8.000%		2,247,000	2,499,787

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
Cardtronics, Inc.
09/01/18	8.250%	$2,916,000	$3,214,890
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	1,055,000	1,178,963
First Data Corp.
01/15/21	12.625%	3,469,000	3,694,485
First Data Corp. (b)
Secured
01/15/21	8.250%	5,531,000	5,696,930
Senior Secured
06/15/19	7.375%	2,674,000	2,814,385
08/15/20	8.875%	3,745,000	4,147,587
First Data Corp. (b)(d)
01/15/21	11.250%	1,795,000	1,799,488
Freescale Semiconductor, Inc. Senior Secured (b)
04/15/18	9.250%	2,678,000	2,945,800
Interactive Data Corp.
08/01/18	10.250%	4,310,000	4,881,075
NXP BV/Funding LLC (b)
Senior Secured
08/01/18	9.750%	468,000	542,880
NXP BV/Funding LLC (b)(d)
02/15/21	5.750%	2,632,000	2,632,000
Nuance Communications, Inc. (b)
08/15/20	5.375%	4,623,000	4,761,690
Total			59,912,977
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	1,775,000	1,965,812
03/15/20	9.750%	1,330,000	1,539,475
ERAC U.S.A. Finance LLC (b)
10/01/20	5.250%	1,150,000	1,310,165
03/15/42	5.625%	415,000	458,346
Hertz Corp. (The)
01/15/21	7.375%	2,028,000	2,251,080
Hertz Corp. (The) (b)
10/15/20	5.875%	1,295,000	1,375,937
Total			8,900,815
Wireless 1.6%
Cricket Communications, Inc.
10/15/20	7.750%	2,819,000	2,924,712
Crown Castle International Corp. Senior Unsecured (b)
01/15/23	5.250%	3,663,000	3,846,150
SBA Telecommunications, Inc.
08/15/19	8.250%	2,834,000	3,152,825
SBA Telecommunications, Inc. (b)
07/15/20	5.750%	4,485,000	4,709,250
Sprint Capital Corp.
11/15/28	6.875%	7,321,000	7,394,210

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wireless (continued)
Sprint Nextel Corp.
Senior Unsecured
08/15/20	7.000%	$290,000	$313,925
11/15/22	6.000%	320,000	321,600
Sprint Nextel Corp. (b)
11/15/18	9.000%	9,383,000	11,588,005
03/01/20	7.000%	1,261,000	1,462,760
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	2,005,000	2,093,854
VimpelCom Holdings BV (b)
03/01/22	7.504%	1,000,000	1,140,000
Wind Acquisition Finance SA (b)
Secured
07/15/17	11.750%	2,175,000	2,338,125
Senior Secured
02/15/18	7.250%	3,836,000	4,037,390
Total			45,322,806
Wirelines 2.1%
AT&T, Inc. Senior Unsecured (b)
06/15/45	4.350%	5,835,000	5,451,551
CyrusOne LLP./Finance Corp. (b)
11/15/22	6.375%	2,451,000	2,616,442
Embarq Corp. Senior Unsecured
06/01/36	7.995%	11,265,000	12,385,011
Frontier Communications Corp.
Senior Unsecured
04/15/15	7.875%	69,000	77,108
04/15/17	8.250%	260,000	300,950
10/01/18	8.125%	935,000	1,082,263
04/15/20	8.500%	2,050,000	2,367,750
07/01/21	9.250%	2,622,000	3,093,960
04/15/22	8.750%	953,000	1,103,098
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	2,857,000	3,314,120
Level 3 Communications, Inc. (b)
Senior Unsecured
06/01/19	8.875%	756,000	822,150
Level 3 Financing, Inc.
02/01/18	10.000%	1,620,000	1,802,250
04/01/19	9.375%	2,778,000	3,139,140
07/01/19	8.125%	1,656,000	1,805,040
07/15/20	8.625%	1,005,000	1,125,600
Level 3 Financing, Inc. (b)
06/01/20	7.000%	1,015,000	1,075,900
PAETEC Holding Corp.
12/01/18	9.875%	3,015,000	3,478,556
Qtel International Finance Ltd. (b)
06/10/19	7.875%	600,000	754,798
10/19/25	5.000%	1,900,000	2,090,709

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
Verizon Communications, Inc. Senior Unsecured
11/01/42	3.850%	$750,000	$682,622
Windstream Corp.
09/01/18	8.125%	1,485,000	1,629,787
10/15/20	7.750%	2,188,000	2,379,450
06/01/22	7.500%	1,335,000	1,445,138
Windstream Corp. (b)
08/01/23	6.375%	680,000	681,700
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	1,927,000	2,240,137
tw telecom holdings, Inc.
10/01/22	5.375%	1,061,000	1,114,050
Total			58,059,280
Total Corporate Bonds & Notes (Cost: $1,224,255,342)			$1,306,738,731

Residential Mortgage-Backed Securities - Agency(h) 12.8%
Federal Home Loan Mortgage Corp. (c)(i)(j)
CMO IO STRIPS Series 281 Class S1
10/15/42	5.794%	17,816,423	4,794,282
CMO IO Series 2957 Class SW
04/15/35	5.794%	10,059,442	1,808,876
CMO IO Series 3122 Class IS
03/15/36	6.494%	8,929,801	1,289,491
CMO IO Series 3550 Class EI
07/15/39	6.194%	11,439,632	2,226,569
CMO IO Series 3761 Class KS
06/15/40	5.794%	11,297,170	1,512,186
CMO IO Series 3960 Class SL
11/15/41	6.294%	13,890,969	3,356,093
CMO IO Series 4073 Class AS
08/15/38	5.844%	22,037,979	4,530,259
CMO IO Series 4093 Class SD
01/15/38	6.494%	29,934,966	7,950,781
Federal Home Loan Mortgage Corp. (i)
05/01/21-06/01/36	5.000%	3,706,691	3,980,911
01/01/20	10.500%	3,632	3,651
Federal Home Loan Mortgage Corp. (i)(j)
CMO IO Series 4120 Class AI
11/15/39	3.500%	18,451,626	3,639,583
CMO IO Series 4121 Class IA
01/15/41	3.500%	16,174,632	3,578,707
Federal National Mortgage Association (c)(i)(j)
CMO IO Series 2006-5 Class N1
08/25/34	2.272%	29,937,198	1,450,556
CMO IO Series 2006-5 Class N2
02/25/35	2.245%	42,887,765	2,733,761
CMO IO Series 2010-135 Class MS
12/25/40	5.746%	6,527,172	1,284,611
CMO IO Series 2012-74 Class AS
03/25/39	5.846%	17,018,783	3,632,567
CMO IO Series 2012-80 Class AS

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (h) (continued)
02/25/39	5.846%	$17,643,353	$4,155,027
CMO IO Series 2012-87 SQ
08/25/42	6.096%	11,252,386	3,097,901
Federal National Mortgage Association (d)(i)
02/01/28	2.500%	41,500,000	42,965,469
02/01/28	3.000%	44,000,000	46,193,127
Federal National Mortgage Association (i)
06/01/27	3.000%	27,704,168	29,394,554
04/01/42-06/01/42	3.500%	53,912,644	57,500,911
05/01/41-06/01/42	4.000%	26,097,654	27,673,164
12/01/20-07/01/39	4.500%	28,390,472	30,968,665
05/01/33-06/01/34	5.000%	5,262,859	5,714,544
02/01/35-11/01/36	5.500%	2,441,881	2,655,880
04/01/34-02/01/37	6.000%	3,635,239	3,985,863
12/01/31-11/01/36	6.500%	6,660,871	7,394,587
10/01/37-07/01/38	7.000%	565,258	658,480
04/01/14	10.000%	7,132	7,213
Federal National Mortgage Association (i)(j)
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	29,053,608	5,773,533
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	24,492,900	4,685,200
Federal National Mortgage Association (i)(k)
07/01/40	4.500%	11,604,243	12,796,679
Government National Mortgage Association (c)(i)(j)
CMO IO Series 2010-108 Class PI
02/20/38	5.895%	14,137,315	1,860,536
CMO IO Series 2012-41 Class SA
03/20/42	6.395%	22,100,873	5,998,528
CMO IO Series 2012-48 Class SA
04/16/42	6.444%	4,517,853	893,447
Government National Mortgage Association (d)(i)
02/01/43	3.000%	11,000,000	11,477,813
Government National Mortgage Association (i)
08/15/13	11.750%	266	267
Government National Mortgage Association (i)(j)
CMO IO Series 2010-167 Class GI
02/20/38	4.000%	7,905,500	995,873
CMO IO Series 2012-94 Class BI
05/20/37	4.000%	28,010,006	4,658,607
Total Residential Mortgage-Backed Securities - Agency (Cost: $353,886,560)			$359,278,752

Residential Mortgage-Backed Securities - Non-Agency 4.9%
BCAP LLC Trust (b)(c)(i)
CMO Series 2010-RR7 Class 17A7
03/26/36	5.017%	1,769,159	1,501,995

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
BCAP LLC Trust (b)(i)
CMO Series 2010-RR7 Class 8A6
05/26/35	5.500%	$2,640,000	$2,614,777
Series 2013-RR1 Class 10A1
02/25/36	0.500%	6,000,000	6,105,000
Banc of America Funding Corp. CMO Series 2012-R5 Class A (b)(c)(i)
10/03/39	0.470%	9,040,287	8,760,559
Bayview Opportunity Master Fund Trust IIB LP (b)(c)(i)
CMO Series 2012-6NPL Class A
01/28/33	1.774%	7,009,265	7,026,788
Series 2012-4NPL Class A
07/28/32	3.475%	6,312,267	6,393,764
Series 2012-5NPL Class A
10/28/32	2.981%	11,717,035	11,717,035
Castle Peak Loan Trust (b)(i)
CMO Series 2011-1 Class 22A1
05/25/52	6.250%	1,441,183	1,441,183
CMO Series 2012-1A Class A1
05/25/52	5.000%	10,678,782	10,678,782
Citigroup Mortgage Loan Trust, Inc. (b)(c)(i)
CMO Series 2009-3 Class 4A3
10/25/33	2.506%	6,105,977	3,993,657
CMO Series 2009-4 Class 9A2
03/25/36	2.644%	3,040,248	2,468,788
CMO Series 2010-6 Class 2A2
09/25/35	2.654%	1,143,314	759,101
CMO Series 2010-6 Class 3A2
07/25/36	2.603%	4,920,000	4,373,328
CMO Series 2010-7 Class 3A4
12/25/35	6.790%	2,185,000	2,263,941
Citigroup Mortgage Loan Trust, Inc. (b)(i)
CMO Series 2012-A Class A
06/25/51	2.500%	7,010,815	6,940,707
Credit Suisse Mortgage Capital Certificates (b)(c)(i)
CMO Series 2011-4R Class 4A7
08/27/37	4.000%	8,522,738	8,416,357
CMO Series 2011-7R Class A1
08/28/47	1.460%	4,846,868	4,807,916
Series 2012-11 Class 3A2
06/29/47	1.212%	8,600,000	7,783,000
Credit Suisse Mortgage Capital Certificates (b)(i)
Series 2012-11R Class 1A1
10/29/46	2.000%	11,000,000	11,041,250
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7 (i)
04/25/33	5.500%	2,710,267	2,795,632
JPMorgan Resecuritization Trust CMO Series 2010-5 Class 1A6 (b)(c)(i)
04/26/37	4.500%	1,312,000	1,337,664
PennyMac Loan Trust (b)(c)(i)
Series 2011-NPL1 Class A
09/25/51	5.250%	245,506	245,884
Series 2012-NPL1 Class A
05/28/52	3.422%	9,779,015	9,779,015

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
RBSSP Resecuritization Trust CMO Series 2010-12 Class 3A4 (b)(c)(i)
06/27/32	4.000%	$1,534,010	$1,542,428
Residential Mortgage Asset Trust Series 2012-1A Class A1 (b)(c)(i)
08/26/52	2.734%	9,202,635	9,497,407
Wells Fargo Mortgage-Backed Securities Trust (i)
CMO Series 2005-14 Class 2A1
12/25/35	5.500%	467,738	478,979
CMO Series 2005-18 Class 2A6
01/25/36	5.500%	1,103,739	1,109,728
CMO Series 2005-9 Class 2A5
10/25/35	5.250%	1,808,541	1,816,110
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $137,930,549)			$137,690,775

Commercial Mortgage-Backed Securities - Non-Agency 1.8%
Bear Stearns Commercial Mortgage Securities (c)(i)
Series 2005-T18 Class A4
02/13/42	4.933%	1,705,000	1,833,366
Bear Stearns Commercial Mortgage Securities (i)
Series 2006-PW14 Class A4
12/11/38	5.201%	5,000,000	5,669,415
Commercial Mortgage Pass-Through Certificates Series 2011-THL Class A (b)(i)
06/09/28	3.376%	3,859,153	3,894,267
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1 (i)
05/15/36	3.819%	301,292	305,562
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4 (c)(i)
04/10/38	5.553%	4,898,000	5,477,223
JPMorgan Chase Commercial Mortgage Securities Corp. (c)(i)
Series 2005-LDP4 Class AM
10/15/42	4.999%	1,000,000	1,084,069
JPMorgan Chase Commercial Mortgage Securities Corp. (i)
Series 2007-CB18 Class A4
06/12/47	5.440%	4,000,000	4,568,316
Series 2011-C5 Class A2
08/15/46	3.149%	3,140,000	3,362,647
Series 2012-C6 Class A3
05/15/45	3.507%	4,000,000	4,290,832
Morgan Stanley Capital I, Inc. Series 2005-HQ6 Class A4A (i)
08/13/42	4.989%	4,825,000	5,232,500
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A (b)(c)(i)
08/15/45	5.791%	9,600,000	11,036,727

Issuer	Coupon Rate		Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
S2 Hospitality LLC Series 2012-LV1 Class A (b)(i)
04/15/25	4.500%		$2,316,084	$2,318,578
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (c)(i)
08/15/39	5.553%		44,596	46,987
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $43,823,329)				$49,120,489

Asset-Backed Securities - Non-Agency 0.2%
American Credit Acceptance Receivables Trust Series 2012-3 Class A (b)
11/15/16	1.640%		4,226,207	4,224,300
GMAC Mortgage Corp Loan Trust Series 2004-HE5 Class A5 (FGIC) (c)
09/25/34	5.865%		1,860,857	1,674,561
Total Asset-Backed Securities - Non-Agency (Cost: $6,086,908)				$5,898,861

Inflation-Indexed Bonds(a) 1.0%
Uruguay 1.0%
Uruguay Government International Bond
04/05/27	4.250%	UYU	236,053,366	14,816,573
Senior Unsecured
12/15/28	4.375%	UYU	220,160,244	14,097,609
Total				28,914,182
Total Inflation-Indexed Bonds (Cost: $24,142,312)				$28,914,182

U.S. Treasury Obligations 3.7%
U.S. Treasury
12/31/13	0.125%		3,000	2,999
07/31/16	1.500%		14,000,000	14,473,592
02/15/22	2.000%		9,655,000	9,791,531
08/15/22	1.625%		1,215,000	1,182,062
11/15/41	3.125%		41,470,000	41,457,061
02/15/42	3.125%		70,000	69,891
05/15/42	3.000%		2,360,000	2,295,100
08/15/42	2.750%		32,320,000	29,764,716
U.S. Treasury (l)
STRIPS
11/15/13	0.000%		2,250,000	2,246,985
05/15/23	0.000%		4,550,000	3,627,456
Total U.S. Treasury Obligations (Cost: $105,093,191)				$104,911,393

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) 22.5%
ARGENTINA 0.3%
Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%		$2,275,000	$1,984,938
Argentina Bonar Bonds Senior Unsecured
04/17/17	7.000%		4,637,000	3,721,192
Provincia de Buenos Aires Senior Unsecured (b)
01/26/21	10.875%		2,490,000	1,817,700
Provincia de Cordoba Senior Unsecured (b)
08/17/17	12.375%		2,570,000	2,030,300
Total				9,554,130
AUSTRALIA 0.5%
Treasury Corp. of Victoria
Local Government Guaranteed
11/15/16	5.750%	AUD	4,600,000	5,216,164
06/15/20	6.000%	AUD	7,700,000	9,121,480
Total				14,337,644
BRAZIL 1.3%
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	4,639,000	2,440,843
Brazilian Government International Bond
08/17/40	11.000%		2,700,000	3,352,050
Senior Unsecured
01/05/24	8.500%	BRL	6,700,000	3,835,589
01/20/34	8.250%		6,260,000	9,906,450
Morgan Stanley
Senior Unsecured
10/22/20	11.500%	BRL	6,285,000	3,635,507
Morgan Stanley (b)
Senior Unsecured
05/03/17	10.090%	BRL	400,000	214,930
Petrobras International Finance Co.
03/15/19	7.875%		8,580,000	10,569,196
01/27/21	5.375%		1,400,000	1,539,827
01/20/40	6.875%		1,400,000	1,654,689
Total				37,149,081
CANADA 0.8%
Canadian Government Bond
08/01/15	1.500%	CAD	800,000	806,962
06/01/19	3.750%	CAD	14,000,000	15,759,615
06/01/23	8.000%	CAD	3,100,000	4,817,588
Total				21,384,165

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
CHILE —%
Empresa Nacional del Petroleo Senior Unsecured (b)
07/08/19	6.250%		$600,000	$681,237
COLOMBIA 1.0%
Bogota Distrito Capital Senior Unsecured (b)
07/26/28	9.750%	COP	200,000,000	163,444
Colombia Government International Bond
Senior Unsecured
05/21/24	8.125%		790,000	1,153,400
06/28/27	9.850%	COP	300,000,000	259,613
01/18/41	6.125%		4,200,000	5,342,558
Corporación Andina de Fomento
06/15/22	4.375%		1,150,000	1,250,272
Ecopetrol SA Senior Unsecured
07/23/19	7.625%		3,855,000	4,915,125
Empresa de Energia de Bogota SA Senior Unsecured (b)
11/10/21	6.125%		2,725,000	3,107,154
Empresas Publicas de Medellin ESP (b)
Senior Unsecured
07/29/19	7.625%		100,000	125,784
02/01/21	8.375%	COP	11,190,000,000	7,361,635
Transportadora de Gas Internacional SA ESP Senior Unsecured (b)
03/20/22	5.700%		2,800,000	3,150,947
Total				26,829,932
DOMINICAN REPUBLIC 0.3%
Dominican Republic International Bond (b)
Senior Unsecured
05/06/21	7.500%		4,325,000	5,043,383
04/20/27	8.625%		2,900,000	3,552,500
Total				8,595,883
EL SALVADOR 0.1%
El Salvador Government International Bond (b)
Senior Unsecured
04/10/32	8.250%		400,000	506,000
06/15/35	7.650%		490,000	576,975
02/01/41	7.625%		1,500,000	1,800,000
Total				2,882,975
FINLAND 0.1%
Finland Government Bond Senior Unsecured
07/04/15	4.250%	EUR	2,720,000	4,036,688

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
FRANCE 1.4%
France Government Bond OAT
04/25/13	4.000%	EUR	5,300,000	$7,256,794
04/25/17	3.750%	EUR	4,000,000	6,067,197
10/25/18	4.250%	EUR	2,600,000	4,105,182
04/25/22	3.000%	EUR	5,000,000	7,267,901
04/25/29	5.500%	EUR	5,920,000	10,833,057
French Treasury Note
07/12/15	2.000%	EUR	2,770,000	3,898,427
Total				39,428,558
GEORGIA —%
Georgian Railway JSC Senior Unsecured (b)
07/11/22	7.750%		1,039,000	1,210,467
GERMANY 1.2%
Bundesrepublik Deutschland
06/20/16	6.000%	EUR	12,600,000	20,263,060
07/04/17	4.250%	EUR	1,850,000	2,907,310
01/04/18	4.000%	EUR	1,180,000	1,854,088
01/04/19	3.750%	EUR	3,500,000	5,521,558
07/04/21	3.250%	EUR	980,000	1,523,389
07/04/34	4.750%	EUR	55,000	105,465
KFW
01/20/14	1.350%	JPY	63,000,000	697,322
Total				32,872,192
HUNGARY 0.1%
Magyar Export-Import Bank RT (b)
02/12/18	5.500%		2,000,000	2,077,918
INDONESIA 1.5%
Indonesia Government International Bond (b)
Senior Unsecured
05/04/14	10.375%		6,180,000	6,831,990
04/20/15	7.250%		1,300,000	1,446,250
03/13/20	5.875%		11,125,000	13,322,187
Indonesia Treasury Bond
Senior Unsecured
06/15/15	9.500%	IDR	11,920,000,000	1,358,543
07/15/17	10.000%	IDR	15,043,000,000	1,859,639
09/15/19	11.500%	IDR	22,600,000,000	3,142,291
11/15/20	11.000%	IDR	2,000,000,000	280,206
06/15/21	12.800%	IDR	17,200,000,000	2,654,845
09/15/25	11.000%	IDR	16,500,000,000	2,427,457
05/15/27	7.000%	IDR	11,380,000,000	1,257,738
Majapahit Holding BV (b)
06/28/17	7.250%		562,000	661,700
01/20/20	7.750%		1,100,000	1,378,347
06/29/37	7.875%		2,780,000	3,718,250
PT Perusahaan Listrik Negara Senior Unsecured (b)
11/22/21	5.500%		500,000	560,160

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
INDONESIA (CONTINUED)
Perusahaan Penerbit SBSN Senior Unsecured (b)
04/23/14	8.800%		$700,000	$757,675
Total				41,657,278
JAPAN 0.4%
Japan Government 10-Year Bond Senior Unsecured
09/20/18	1.500%	JPY	330,000,000	3,870,839
Japan Government 20-Year Bond Senior Unsecured
09/20/26	2.200%	JPY	710,000,000	8,760,031
Total				12,630,870
KAZAKHSTAN 0.3%
KazMunaiGaz Finance Sub BV (b)
07/02/18	9.125%		3,980,000	5,190,716
05/05/20	7.000%		400,000	498,250
Senior Unsecured
04/09/21	6.375%		2,500,000	2,968,750
Total				8,657,716
LATVIA 0.1%
Republic of Latvia Senior Unsecured (b)
06/16/21	5.250%		1,250,000	1,424,011
LITHUANIA 0.3%
Lithuania Government International Bond (b)
Senior Unsecured
09/14/17	5.125%		2,150,000	2,397,128
03/09/21	6.125%		1,550,000	1,861,111
02/01/22	6.625%		2,550,000	3,186,044
Total				7,444,283
MEXICO 2.0%
Mexican Bonos
12/17/15	8.000%	MXN	1,485,000	1,274,806
06/16/16	6.250%	MXN	4,100,000	3,383,124
12/15/16	7.250%	MXN	659,000	565,325
12/14/17	7.750%	MXN	950,000	845,659
12/13/18	8.500%	MXN	7,086,000	6,647,964
06/09/22	6.500%	MXN	12,440,000	10,772,105
06/03/27	7.500%	MXN	6,769,000	6,339,710
Mexico Government International Bond Senior Unsecured
01/11/40	6.050%		2,350,000	2,943,375
Pemex Finance Ltd.
Senior Unsecured
11/15/18	9.150%		2,485,000	3,089,917
Senior Unsecured (NPFGC)
08/15/17	10.610%		1,650,000	2,004,230
Pemex Project Funding Master Trust
03/01/18	5.750%		4,870,000	5,612,675

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
MEXICO (CONTINUED)
01/21/21	5.500%		$3,750,000	$4,303,125
06/15/35	6.625%		870,000	1,050,525
06/15/38	6.625%		450,000	543,375
Petroleos Mexicanos
05/03/19	8.000%		600,000	768,000
11/24/21	7.650%	MXN	2,620,000	2,297,595
06/02/41	6.500%		2,500,000	2,943,750
Total				55,385,260
MONGOLIA 0.1%
Mongolia Government International Bond Senior Unsecured (b)
12/05/22	5.125%		1,575,000	1,508,808
MOROCCO —%
Morocco Government International Bond Senior Unsecured (b)
12/11/22	4.250%		1,200,000	1,230,176
NETHERLANDS 0.3%
Netherlands Government Bond (b)
07/15/16	4.000%	EUR	5,135,000	7,772,310
NEW ZEALAND 0.2%
New Zealand Government Bond Senior Unsecured
05/15/21	6.000%	NZD	6,150,000	6,061,689
NORWAY 0.8%
Norway Government Bond
05/15/13	6.500%	NOK	6,655,000	1,233,503
05/19/17	4.250%	NOK	87,185,000	17,420,881
05/22/19	4.500%	NOK	12,000,000	2,490,326
Total				21,144,710
PERU 0.5%
Corporacion Financiera de Desarrollo SA Senior Unsecured (b)
02/08/22	4.750%		2,900,000	3,166,835
Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates (b)(l)
05/31/18	0.000%		2,045,562	1,844,595
Peruvian Government International Bond
Senior Unsecured
11/21/33	8.750%		4,508,000	7,494,550
Peruvian Government International Bond (b)
Senior Unsecured
08/12/20	7.840%	PEN	3,100,000	1,511,917
Total				14,017,897

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
PHILIPPINES 0.4%
Philippine Government International Bond
Senior Unsecured
01/15/19	9.875%		$70,000	$99,488
01/15/21	4.950%	PHP	34,000,000	959,111
03/30/26	5.500%		3,825,000	4,690,406
01/14/31	7.750%		200,000	291,000
01/14/36	6.250%	PHP	112,000,000	3,509,893
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
12/02/24	7.390%		1,390,000	1,902,363
Total				11,452,261
POLAND 1.0%
Poland Government Bond
10/24/15	6.250%	PLN	24,300,000	8,448,243
10/25/17	5.250%	PLN	3,655,000	1,277,453
10/25/19	5.500%	PLN	32,000,000	11,556,418
Poland Government International Bond
Senior Unsecured
07/15/19	6.375%		1,470,000	1,819,860
04/21/21	5.125%		1,000,000	1,165,000
03/23/22	5.000%		2,950,000	3,392,500
Total				27,659,474
QATAR 0.1%
Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%		3,260,000	4,026,100
REPUBLIC OF NAMIBIA 0.1%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%		1,700,000	1,895,500
REPUBLIC OF THE CONGO —%
Republic of Congo Senior Unsecured (c)
06/30/29	3.000%		470,250	425,576
ROMANIA 0.2%
Romania Government Bond
07/26/17	5.900%	RON	4,830,000	1,507,369
Romanian Government International Bond Senior Unsecured (b)
02/07/22	6.750%		2,300,000	2,776,855
Total				4,284,224

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
RUSSIAN FEDERATION 2.0%
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured (b)
09/19/22	4.375%		$1,000,000	$1,018,858
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
11/22/16	6.212%		400,000	446,000
04/11/18	8.146%		4,535,000	5,521,363
01/23/21	5.999%		4,000,000	4,505,000
03/07/22	6.510%		4,535,000	5,283,275
08/16/37	7.288%		300,000	375,000
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured (b)
12/27/17	5.298%		1,700,000	1,820,749
Russian Foreign Bond - Eurobond
Senior Unsecured
03/31/30	7.500%		14,887,750	18,609,687
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
03/31/30	7.500%		1,460,875	1,826,094
Russian Railways via RZD Capital PLC Senior Unsecured
04/02/19	8.300%	RUB	120,000,000	4,188,325
Sberbank of Russia Via SB Capital SA Senior Unsecured (b)
02/07/22	6.125%		4,200,000	4,781,765
VTB Bank OJSC Via VTB Capital SA Senior Unsecured (b)
04/12/17	6.000%		1,400,000	1,498,000
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)
11/22/25	6.800%		5,810,000	7,051,887
Total				56,926,003
SOUTH AFRICA 0.1%
South Africa Government International Bond Senior Unsecured
01/17/24	4.665%		1,800,000	1,939,500
Transnet SOC Ltd. Senior Unsecured (b)
07/26/22	4.000%		1,100,000	1,094,992
Total				3,034,492
SOUTH KOREA 0.2%
Export-Import Bank of Korea
Senior Unsecured
04/11/22	5.000%		3,900,000	4,459,599
Export-Import Bank of Korea (b)(d)
02/15/15	5.000%	IDR	8,000,000,000	821,077
Total				5,280,676

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
SUPRA-NATIONAL 0.2%
Eurasian Development Bank Senior Unsecured
10/05/17	8.000%	RUB	131,100,000	$4,411,935
SWEDEN 0.7%
Sweden Government Bond
08/12/17	3.750%	SEK	108,600,000	18,826,949
12/01/20	5.000%	SEK	11,000,000	2,127,040
Total				20,953,989
TRINIDAD AND TOBAGO 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%		3,740,000	5,002,157
TURKEY 1.1%
Turkey Government International Bond
01/14/41	6.000%		2,200,000	2,618,000
Senior Unsecured
09/26/16	7.000%		1,235,000	1,436,923
11/07/19	7.500%		1,300,000	1,654,250
06/05/20	7.000%		850,000	1,066,750
03/30/21	5.625%		7,250,000	8,445,670
09/26/22	6.250%		550,000	671,000
02/05/25	7.375%		8,680,000	11,422,880
03/17/36	6.875%		230,000	297,850
05/30/40	6.750%		1,500,000	1,966,875
Total				29,580,198
UKRAINE 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Unsecured (b)
07/11/16	9.375%		1,300,000	1,196,772
National JSC Naftogaz of Ukraine Government Guaranteed
09/30/14	9.500%		625,000	645,339
Total				1,842,111
UNITED ARAB EMIRATES 0.2%
Abu Dhabi National Energy Co. Senior Unsecured (b)
12/13/21	5.875%		1,300,000	1,518,759
Dolphin Energy Ltd. Senior Secured (b)
12/15/21	5.500%		3,050,000	3,535,113
Total				5,053,872
UNITED KINGDOM 0.7%
United Kingdom Gilt
03/07/19	4.500%	GBP	800,000	1,505,190

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
UNITED KINGDOM (CONTINUED)
09/07/19	3.750%	GBP	3,200,000	$5,815,824
09/07/21	3.750%	GBP	2,100,000	3,825,221
03/07/25	5.000%	GBP	4,810,000	9,780,172
Total				20,926,407
URUGUAY 0.1%
Uruguay Government International Bond
Senior Unsecured
03/21/36	7.625%		725,000	1,067,563
Senior Unsecured PIK
01/15/33	7.875%		1,940,000	2,861,500
Total				3,929,063
VENEZUELA 1.5%
Petroleos de Venezuela SA
04/12/17	5.250%		11,540,000	10,010,950
11/02/17	8.500%		8,135,000	7,972,300
02/17/22	12.750%		379,700	430,959
Senior Unsecured
10/28/15	5.000%		799,500	729,544
Venezuela Government International Bond
Senior Unsecured
02/26/16	5.750%		2,050,000	1,983,375
08/23/22	12.750%		3,006,000	3,607,200
05/07/23	9.000%		17,624,000	17,491,820
Total				42,226,148
Total Foreign Government Obligations (Cost: $554,226,272)				$628,886,064

Issue Description	Coupon Rate		Principal Amount	Value

Municipal Bonds 0.1%
Cabazon Band Mission Indians Revenue Bonds Series 2004 (b)(f)(m)(n)
10/01/11	13.000%		2,820,000	$1,692,000
Total Municipal Bonds (Cost: $2,820,000)				$1,692,000

Borrower	Weighted Average Coupon		Principal Amount	Value

Senior Loans 6.2%
Aerospace & Defense —%
Huntington Ingalls Industries, Inc. Term Loan (c)(o)
03/30/16	2.750%		182,500	$182,044

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Aerospace & Defense (continued)
TransDigm, Inc. Tranche B2 Term Loan (c)(o)
02/14/17	4.000%	$748,114	$754,428
Total			936,472
Airlines 0.1%
Delta Air Lines, Inc. (c)(o)
Tranche B1 Term Loan
10/18/18	5.250%	375,000	379,511
Tranche B2 Term Loan
04/18/16	4.250%	950,000	961,163
U.S. Airways Group, Inc. Term Loan (c)(o)
03/21/14	2.702%	899,306	894,251
United Air Lines, Inc. Tranche B Term Loan (c)(o)
02/01/14	2.250%	653,272	654,905
Total			2,889,830
Automotive 0.1%
Allison Transmission, Inc. Tranche B1 Term Loan (c)(o)
08/07/14	2.710%	248,026	248,469
Chrysler Group LLC Tranche B Term Loan (c)(o)
05/24/17	6.000%	815,602	831,409
Federal-Mogul Corp. (c)(o)
Tranche B Term Loan
12/29/14	2.146%	426,435	404,047
Tranche C Term Loan
12/28/15	2.139%	217,569	206,147
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (c)(o)
04/30/19	4.750%	625,000	631,944
Navistar, Inc. Tranche B Term Loan (c)(o)
08/17/17	7.000%	500,000	506,875
Schaeffler AG Tranche B2 Term Loan (c)(o)
01/27/17	6.000%	675,000	682,931
Total			3,511,822
Brokerage 0.1%
Nuveen Investments, Inc. (c)(o)
1st Lien Term Loan
05/13/17	5.764%	1,125,000	1,135,969
05/13/17	7.250%	250,000	251,042
2nd Lien Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Brokerage (continued)
02/28/19	8.250%	$425,000	$432,616
Total			1,819,627
Building Materials 0.1%
Custom Building Products, Inc. Term Loan (c)(o)
12/14/19	6.000%	675,578	682,334
Roofing Supply Group LLC Term Loan (c)(o)
05/31/19	5.000%	596,505	602,965
Wilsonart LLC Term Loan (c)(o)
10/31/19	5.500%	575,000	581,946
Total			1,867,245
Chemicals 0.3%
AZ Chem U.S., Inc. Term Loan (c)(o)
12/22/17	7.250%	287,048	292,789
Ascend Performance Materials Operations LLC Tranche B Term Loan (c)(o)
04/10/18	6.750%	797,990	803,975
Cristal Inorganic Chemicals U.S., Inc. 2nd Lien Term Loan (c)(o)
11/15/14	6.061%	125,000	125,079
Dupont Performance Coatings Tranche B Term Loan (c)(d)(o)
01/03/20	4.750%	1,275,000	1,293,105
Emerald Performance Materials LLC 1st Lien Term Loan (c)(o)
05/18/18	6.750%	223,875	226,953
HII Holding Corp. 2nd Lien Term Loan (c)(o)
12/21/20	9.500%	1,350,000	1,360,125
INEOS U.S. Finance LLC Term Loan (c)(o)
05/04/18	6.500%	471,437	481,649
Momentive Specialty Chemicals, Inc. Tranche C2B Term Loan (c)(o)
05/05/15	4.063%	56,197	56,267
Nexeo Solutions LLC Term Loan (c)(o)
09/08/17	5.000%	173,237	172,913
Omnova Solutions, Inc. Term Loan (c)(o)
05/31/17	5.500%	638,596	644,982

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
PQ Corp. Tranche B Term Loan (c)(o)
05/08/17	5.250%	$1,475,000	$1,489,986
Tronox Pigments B.V. (c)(o)
Delayed Draw Term Loan
02/08/18	4.250%	63,964	64,460
Term Loan
02/08/18	4.250%	234,536	236,353
Univar, Inc. (c)(d)(o)
Tranche B Term Loan
06/30/17	5.000%	775,000	779,983
Univar, Inc. (c)(o)
Tranche B Term Loan
06/30/17	5.000%	955,500	961,644
Total			8,990,263
Construction Machinery —%
Douglas Dynamics LLC Term Loan (c)(o)
04/18/18	5.750%	654,893	650,394
Manitowoc Co., Inc. (The) Tranche B Term Loan (c)(o)
11/13/17	4.250%	107,928	108,953
Total			759,347
Consumer Cyclical Services 0.1%
Acosta, Inc. Tranche D Term Loan (c)(o)
03/02/18	5.000%	611,572	618,960
IG Investments Holdings LLC Tranche B 1st Lien Term Loan (c)(o)
10/31/19	6.000%	550,000	555,500
KAR Auction Services, Inc. Term Loan (c)(o)
05/19/17	5.000%	773,815	784,208
Live Nation Entertainment, Inc. Tranche B Term Loan (c)(o)
11/07/16	4.500%	513,135	516,214
Sabre, Inc. Term Loan (c)(o)
09/30/17	5.952%	636,494	642,960
West Corp. Tranche B6 Term Loan (c)(o)
06/30/18	5.750%	447,750	452,926
Total			3,570,768

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Products 0.2%
Affinion Group, Inc. Tranche B Term Loan (c)(o)
07/16/15	6.500%	$1,684,142	$1,604,752
Fender Musical Instruments Corp. (c)(o)
Delayed Draw Term Loan
06/09/14	5.500%	148,431	147,615
Term Loan
06/09/14	5.500%	293,740	292,124
Jarden Corp. Tranche B Term Loan (c)(o)
03/31/18	3.202%	320,055	322,356
NBTY, Inc. Tranche B1 Term Loan (c)(o)
10/01/17	4.250%	796,821	797,817
Serta Simmons Holdings LLC Term Loan (c)(o)
10/01/19	5.000%	375,000	379,477
Visant Corp. Tranche B Term Loan (c)(o)
12/22/16	5.250%	902,577	865,915
Total			4,410,056
Diversified Manufacturing 0.4%
Air Distribution Technologies, Inc. (c)(d)(o)
1st Lien Term Loan
11/09/18	5.000%	1,475,000	1,497,125
Air Distribution Technologies, Inc. (c)(o)
2nd Lien Term Loan
05/11/20	9.250%	850,000	871,250
Apex Tool Group LLC Tranche B Term Loan (c)(d)(o)
01/08/20	4.500%	675,000	681,048
Colfax Corp. Tranche B Term Loan (c)(o)
01/11/19	4.500%	1,743,535	1,745,714
Generac Power System, Inc. Term Loan (c)(o)
05/30/18	6.250%	796,000	812,207
IMG Worldwide, Inc. Tranche B Term Loan (c)(o)
06/16/16	5.500%	738,750	738,750
McJunkin Red Man Corp. Term Loan (c)(o)
11/08/19	6.250%	324,187	328,240
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (c)(o)
04/01/18	4.500%	698,250	704,485
Silver II Borrower SCA Term Loan (c)(o)
12/13/19	5.000%	2,200,000	2,218,700

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing (continued)
Tomkins LLC/Inc. (c)(d)(o)
Tranche B2 Term Loan
09/29/16	3.750%	$1,313,936	$1,324,119
Tomkins LLC/Inc. (c)(o)
Tranche B2 Term Loan
09/29/16	3.750%	726,637	732,268
Total			11,653,906
Electric 0.2%
Calpine Corp. (c)(o)
Term Loan
04/01/18	4.500%	639,795	646,500
04/01/18	4.500%	246,250	248,831
Equipower Resources Holdings LLC Tranche B 1st Lien Term Loan (c)(o)
12/21/18	5.500%	293,930	299,074
Essential Power LLC Term Loan (c)(o)
08/08/19	5.500%	456,998	461,568
FREIF North American Power I LLC (c)(o)
Tranche B Term Loan
03/29/19	6.007%	214,429	216,037
Tranche C Term Loan
03/29/19	6.000%	33,951	34,205
LSP Madison Funding LLC Term Loan (c)(o)
06/28/19	5.500%	237,750	240,127
NRG Energy, Inc. Term Loan (c)(o)
07/01/18	4.000%	640,250	646,422
TPF Generation Holdings LLC 1st Lien Synthetic Letter of Credit (c)(o)
12/15/13	2.311%	84,723	84,511
Texas Competitive Electric Holdings Co. LLC Term Loan (c)(o)
10/10/14	3.742%	1,345,944	1,008,624
Windsor Financing LLC Tranche B Term Loan (c)(o)
12/05/17	6.250%	348,913	359,381
Total			4,245,280
Entertainment 0.2%
24 Hour Fitness Worldwide, Inc. Tranche B Term Loan (c)(o)
04/22/16	7.500%	3,331,636	3,364,419
Alpha Topco Ltd. Tranche B2 Term Loan (c)(o)
04/30/19	6.000%	992,512	1,003,678

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Entertainment (continued)
Cinemark USA, Inc. Term Loan (c)(o)
12/18/19	3.210%	$850,000	$856,732
Six Flags Theme Parks, Inc. Tranche B Term Loan (c)(o)
12/20/18	4.000%	186,165	188,725
Zuffa LLC Term Loan (c)(o)
06/19/15	7.500%	694,667	698,140
Total			6,111,694
Environmental 0.1%
ADS Waste Holdings, Inc. Term Loan (c)(o)
10/03/19	5.250%	250,000	252,033
EnviroSolutions Real Property Holdings, Inc. 2nd Lien Term Loan (c)(o)
07/29/14	8.000%	1,386,588	1,375,038
Synagro Technologies, Inc. 1st Lien Term Loan (c)(o)
04/02/14	2.308%	174,401	162,018
WCA Waste Corp. Term Loan (c)(o)
03/23/18	5.500%	198,500	200,485
Total			1,989,574
Food and Beverage 0.3%
AdvancePierre Foods, Inc. 1st Lien Term Loan (c)(o)
07/10/17	5.750%	2,000,000	2,031,000
Aramark Corp. Tranche C Term Loan (c)(o)
07/26/16	3.523%	1,250,000	1,260,163
Del Monte Foods Co. Term Loan (c)(o)
03/08/18	4.500%	1,617,007	1,620,047
Dole Food Co., Inc. Tranche B2 Term Loan (c)(o)
07/08/18	5.033%	302,629	302,880
Earthbound Holdings III LLC (c)(d)(o)
Term Loan
12/21/16	5.750%	525,000	518,438
Earthbound Holdings III LLC (c)(o)
Term Loan
12/21/16	5.750%	833,005	822,592
JBS U.S.A. LLC Term Loan (c)(o)
05/25/18	4.250%	172,375	174,530

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage (continued)
Pinnacle Foods Finance LLC Tranche F Term Loan (c)(o)
10/17/18	4.750%	$223,875	$227,233
Solvest Ltd. Tranche C2 Term Loan (c)(o)
07/08/18	5.018%	541,547	541,996
U.S. Foods, Inc. Term Loan (c)(o)
03/31/17	5.750%	472,767	478,000
Windsor Quality Food Co., Ltd. Tranche B Term Loan (c)(o)
02/16/17	5.000%	681,000	679,863
Total			8,656,742
Gaming 0.3%
Affinity Gaming LLC Term Loan (c)(o)
11/09/17	5.500%	223,313	225,686
Caesars Entertainment Operating Co., Inc. Tranche B2 Term Loan (c)(o)
01/28/15	3.204%	800,000	793,080
Caesars Octavius LLC Tranche B Term Loan (c)(o)
04/25/17	9.250%	725,000	736,781
Cannery Casino Resorts LLC (c)(o)
1st Lien Term Loan
10/02/18	6.000%	274,313	276,918
2nd Lien Term Loan
10/02/19	10.000%	250,000	237,658
Golden Nugget, Inc. 2nd Lien Term Loan (c)(o)
11/02/14	3.460%	50,000	44,084
Las Vegas Sands LLC (c)(o)
Tranche B Term Loan
11/23/16	2.760%	187,010	187,769
Tranche I Delayed Draw Term Loan
11/23/16	2.760%	23,506	23,602
MGM Resorts International Tranche B Term Loan (c)(o)
12/20/19	4.250%	1,350,000	1,368,549
Peppermill Casinos, Inc. Tranche B Term Loan (c)(o)
11/09/18	7.250%	1,025,000	1,045,500
Pinnacle Entertainment, Inc. Tranche A Term Loan (c)(o)
03/19/19	4.000%	595,500	601,455
ROC Finance LLC (c)(d)(o)
Tranche B Term Loan
08/19/17	8.500%	700,000	720,125
ROC Finance LLC (c)(d)(o)(p)
Tranche B Delayed Draw Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
08/19/17	2.250%	$16,667	$17,146
08/19/17	2.250%	10,000	10,288
ROC Finance LLC (c)(o)
Tranche B Term Loan
08/19/17	8.500%	248,333	255,473
Stockbridge/SBE Holdings Tranche B Term Loan (c)(o)
05/02/17	13.000%	300,000	321,000
Twin River Worldwide Holdings, Inc. Term Loan (c)(o)
11/05/15	8.500%	1,064,942	1,072,929
Total			7,938,043
Gas Pipelines 0.1%
Energy Transfer Equity LP Term Loan (c)(o)
03/24/17	3.750%	1,125,000	1,134,686
Health Care 0.4%
Alere, Inc. Tranche B Term Loan (c)(o)
06/30/17	4.750%	1,319,659	1,333,951
Bausch & Lomb, Inc. (c)(o)
Delayed Draw Term Loan
09/30/15	4.750%	225,000	226,548
Term Loan
05/17/19	5.250%	422,875	426,905
Community Health Systems, Inc. (c)(o)
Term Loan
07/25/14	2.452%	8,802	8,825
01/25/17	3.811%	2,224,791	2,243,145
ConvaTec, Inc. Term Loan (c)(o)
12/22/16	5.000%	653,402	663,203
DaVita HealthCare Partners, Inc. Tranche B Term Loan (c)(o)
10/20/16	4.500%	661,500	668,664
HCA, Inc. Tranche B3 Term Loan (c)(o)
05/01/18	3.452%	2,200,000	2,213,398
Health Management Associates, Inc. Tranche B Term Loan (c)(o)
11/16/18	4.500%	247,500	249,460
IASIS Healthcare LLC Tranche B Term Loan (c)(o)
05/03/18	5.000%	845,581	852,625
MedAssets, Inc. Tranche B Term Loan (c)(o)
12/13/19	4.000%	675,000	683,154

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
Onex Carestream Finance LP Term Loan (c)(o)
02/25/17	5.000%	$687,374	$689,093
Quintiles Transnational Corp. Tranche B2 Term Loan (c)(o)
06/08/18	4.500%	960,375	972,380
Select Medical Corp. (c)(o)
Tranche B Term Loan
06/01/18	5.500%	270,875	273,755
06/01/18	5.500%	74,625	75,418
inVentiv Health, Inc. Term Loan (c)(o)
08/04/16	7.500%	292,210	285,393
Total			11,865,917
Independent Energy —%
Plains Exploration & Production Co. Term Loan (c)(o)
11/30/19	4.000%	900,000	902,871
Integrated Energy —%
Gibson Energy ULC Tranche B Term Loan (c)(o)
06/15/18	4.750%	240,827	244,639
Life Insurance —%
Alliant Holdings I, Inc. Term Loan (c)(o)
12/20/19	5.000%	275,000	277,978
Lodging —%
Regent Seven Seas Cruises Tranche B Term Loan (c)(d)(o)
12/21/18	4.750%	500,000	505,000
Media Cable 0.1%
Cequel Communications LLC Term Loan (c)(o)
02/14/19	4.000%	446,625	450,127
MCC Iowa LLC (c)(o)
Tranche F Term Loan
10/23/17	4.500%	685,930	687,219
Tranche G Term Loan
01/20/20	4.000%	1,072,312	1,074,993
Mediacom Illinois LLC Tranche E Term Loan (c)(o)
10/23/17	4.500%	906,407	907,540

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Cable (continued)
Revolution Studios Distribution Co. LLC Tranche B Term Loan (c)(f)(o)
12/21/14	3.960%	$203,470	$177,528
Total			3,297,407
Media Non-Cable 0.6%
Cengage Learning Acquisitions, Inc. Term Loan (c)(o)
07/03/14	2.710%	533,254	410,163
Clear Channel Communications, Inc. Tranche B Term Loan (c)(o)
01/29/16	3.852%	1,510,974	1,305,965
Cumulus Media Holdings, Inc. (c)(o)
1st Lien Term Loan
09/17/18	4.500%	1,634,038	1,653,646
2nd Lien Term Loan
09/16/19	7.500%	725,000	752,550
Encompass Digital Media, Inc. Tranche B Term Loan (c)(o)
08/10/17	8.000%	992,500	1,002,425
GateHouse Media Operating, Inc. Term Loan (c)(o)
08/28/14	2.460%	687,756	256,189
Getty Images, Inc. Term Loan (c)(o)
10/18/19	4.750%	2,000,000	2,022,000
Granite Broadcasting Tranche B 1st Lien Term Loan (c)(o)
05/23/18	8.500%	522,375	521,069
Gray Television, Inc. Term Loan (c)(o)
10/12/19	4.750%	409,685	416,342
Hubbard Radio LLC 1st Lien Term Loan (c)(o)
04/28/17	5.250%	282,266	282,972
ION Media Networks, Inc. Term Loan (c)(o)
07/24/18	6.301%	500,000	502,500
Intelsat Jackson Holdings SA (c)(o)
Term Loan
02/01/14	2.702%	500,000	499,375
02/01/14	3.205%	125,000	124,923
Tranche B Term Loan
04/02/18	4.500%	494,991	501,054
LIN Television Corp. Tranche B Term Loan (c)(o)
12/21/18	4.000%	173,250	174,659
NEP/NCP Holdco, Inc. 1st Lien Term Loan (c)(o)
01/22/20	5.250%	1,200,000	1,218,504

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Non-Cable (continued)
National CineMedia LLC Term Loan (c)(o)
11/26/19	3.460%	$550,000	$552,519
Penton Media, Inc. 1st Lien Term Loan (c)(o)
08/01/14	5.000%	486,603	465,012
Radio One, Inc. Term Loan (c)(o)
03/31/16	7.500%	733,018	743,647
Tribune Co. Tranche B Term Loan (c)(o)
12/31/19	4.000%	625,000	629,688
Univision Communications, Inc. 1st Lien Term Loan (c)(o)
03/31/17	4.452%	950,912	952,101
Van Wagner Communications LLC Term Loan (c)(o)
08/03/18	8.250%	400,000	408,000
Total			15,395,303
Metals 0.3%
Essar Steel Algoma, Inc. Term Loan (c)(o)
09/19/14	8.750%	324,188	326,619
FMG Resources August 2006 Proprietary Ltd. (c)(d)(o)
Term Loan
10/18/17	5.250%	1,343,632	1,360,011
FMG Resources August 2006 Proprietary Ltd. (c)(o)
Term Loan
10/18/17	5.250%	6,124,650	6,199,309
Metals USA, Inc. Tranche B Term Loan (c)(o)
12/13/19	6.250%	700,000	707,000
Novelis, Inc. Tranche B2 Term Loan (c)(o)
03/10/17	4.000%	444,375	449,819
Total			9,042,758
Non-Captive Consumer —%
Springleaf Financial Funding Co. Term Loan (c)(o)
05/10/17	5.500%	800,000	801,800
Non-Captive Diversified —%
Istar Financial, Inc. Term Loan (c)(o)
10/15/17	5.750%	587,896	595,245

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Oil Field Services —%
FTS International, Inc. Term Loan (c)(o)
05/06/16	8.500%	$680,076	$593,706
Other Financial Institutions 0.1%
Alix Partners LLP Tranche B2 1st Lien Term Loan (c)(o)
06/28/19	6.500%	1,046,496	1,054,020
Other Industry 0.1%
ATI Acquisition Co. Tranche B Term Loan (c)(f)(n)(o)
12/30/14	12.250%	94,477	945
Advantage Sales & Marketing, Inc. 1st Lien Term Loan (c)(o)
12/18/17	5.250%	171,500	172,143
Harland Clarke Holdings Corp. Tranche B1 Term Loan (c)(o)
06/30/14	2.702%	563,083	549,242
On Assignment, Inc. Tranche B Term Loan (c)(o)
05/15/19	5.000%	246,059	248,618
Sensus U.S.A., Inc. 2nd Lien Term Loan (c)(o)
05/09/18	8.500%	725,000	727,719
WireCo WorldGroup, Inc. Term Loan (c)(o)
02/15/17	6.000%	573,562	582,166
Total			2,280,833
Packaging 0.2%
BWAY Holding Co. Term Loan (c)(o)
08/06/17	4.500%	1,075,000	1,087,094
Berry Plastics Holding Corp. Tranche C Term Loan (c)(o)
04/03/15	2.202%	2,097,525	2,095,617
Consolidated Container Co. LLC Term Loan (c)(o)
07/03/19	5.000%	1,097,250	1,109,133
Reynolds Group Holdings, Inc. Term Loan (c)(o)
09/28/18	4.750%	1,645,743	1,669,063
Total			5,960,907

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Pharmaceuticals 0.2%
Endo Health Solutions, Inc. Tranche A Term Loan (c)(o)
06/17/16	2.000%	$231,250	$231,042
Endo Pharmaceuticals Holdings, Inc. Tranche B Term Loan (c)(o)
06/17/18	4.000%	57,339	57,673
Grifols, Inc. Tranche B Term Loan (c)(o)
06/01/17	4.250%	616,542	620,167
Par Pharmaceutical Companies, Inc. Tranche B Term Loan (c)(o)
09/30/19	5.000%	1,346,625	1,360,091
Patheon, Inc. Term Loan (c)(o)
12/14/18	7.250%	598,500	606,729
Pharmaceutical Product Development, Inc. (c)(d)(o)
Term Loan
12/05/18	4.250%	450,000	450,000
Pharmaceutical Product Development, Inc. (c)(o)
Term Loan
12/05/18	6.250%	173,250	174,636
RPI Finance Trust Term Loan (c)(o)
05/09/18	3.500%	891,553	898,044
Valeant Pharmaceuticals International, Inc. Tranche B Term Loan (c)(o)
02/13/19	4.250%	373,500	378,169
Total			4,776,551
Property & Casualty 0.1%
Asurion LLC 2nd Lien Term Loan (c)(o)
05/24/19	9.000%	445,860	458,750
HUB International Ltd. Term Loan (c)(o)
06/13/17	4.702%	1,644,608	1,662,699
USI, Inc. Term Loan (c)(o)
12/27/19	5.250%	825,000	831,361
Total			2,952,810
REITs —%
CB Richard Ellis Services, Inc. Tranche C Term Loan (c)(o)
03/04/18	3.452%	270,875	271,146

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Restaurants —%
OSI Restaurant Partners LLC Term Loan (c)(o)
10/28/19	4.750%	$392,000	$396,735
Retailers 0.7%
Academy Ltd. Term Loan (c)(o)
08/03/18	4.750%	2,364,194	2,391,193
BJ Wholesale Club, Inc. 1st Lien Term Loan (c)(o)
09/26/19	5.750%	1,197,000	1,214,285
Bass Pro Group LLC Term Loan (c)(o)
11/20/19	4.000%	575,000	580,750
Blue Buffalo Co., Ltd. Term Loan (c)(o)
08/08/19	6.500%	723,187	732,227
David’s Bridal, Inc. Term Loan (c)(o)
10/11/19	5.000%	1,275,000	1,289,344
General Nutrition Centers, Inc. Tranche B Term Loan (c)(o)
03/02/18	3.750%	1,024,068	1,032,701
J. Crew Group, Inc. Term Loan (c)(o)
03/07/18	4.500%	1,507,290	1,515,957
Jo-Ann Stores, Inc. Term Loan (c)(o)
03/16/18	4.750%	985,949	987,536
Michaels Stores, Inc. Tranche B Term Loan (c)(o)
01/28/20	3.750%	1,525,000	1,536,422
Neiman Marcus Group, Inc. (The) Term Loan (c)(o)
05/16/18	4.750%	1,300,000	1,302,444
Orchard Supply Hardware LLC Tranche B1 Term Loan (c)(o)
12/21/13	5.000%	845,034	743,630
Pantry, Inc. (The) Term Loan (c)(o)
08/03/19	5.750%	324,188	328,645
Party City Holdings, Inc. Term Loan (c)(o)
07/27/19	5.750%	1,446,375	1,461,620
Pep Boys Term Loan (c)(o)
10/11/18	5.000%	450,000	454,126

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
PetCo Animal Supplies, Inc. Term Loan (c)(o)
11/24/17	4.500%	$625,899	$627,151
Pilot Travel Centers LLC Tranche B Term Loan (c)(o)
08/07/19	4.250%	1,122,187	1,136,922
Rite Aid Corp. Tranche 2 Term Loan (c)(o)
06/04/14	1.960%	891,999	890,251
Toys ‘R’ Us - Delaware, Inc. Term Loan (c)(o)
09/01/16	6.000%	638,568	634,181
Total			18,859,385
Supermarkets —%
Crossmark Holdings, Inc. 1st Lien Tranche B Term Loan (c)(d)(o)
02/04/20	4.500%	350,000	348,250
Technology 0.5%
Aeroflex, Inc. Tranche B Term Loan (c)(o)
05/09/18	5.750%	1,758,269	1,774,973
Ancestry.com, Inc. Term Loan (c)(o)
12/28/18	7.000%	800,000	799,432
CommScope, Inc. Tranche 1 Term Loan (c)(o)
01/14/18	4.250%	1,639,808	1,650,942
Edwards (Cayman Islands II) Ltd. (c)(o)
1st Lien Term Loan
05/31/16	5.500%	375,243	376,181
05/31/16	5.500%	596,038	597,529
First Data Corp. (c)(o)
Term Loan
03/23/18	4.205%	848,315	839,595
Tranche B1 Term Loan
09/24/14	2.955%	4,006	4,007
Freescale Semiconductor, Inc. Tranche B1 Term Loan (c)(o)
12/01/16	4.452%	922,198	922,585
Greeneden U.S. Holdings II LLC Term Loan (c)(o)
01/31/19	6.750%	545,875	549,969
Infogroup, Inc. Tranche B Term Loan (c)(d)(o)
05/26/18	5.750%	375,000	339,375

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Interactive Data Corp. Tranche B Term Loan (c)(o)
02/11/18	4.500%	$862,249	$865,327
Kasima LLC Term Loan (c)(o)
03/31/17	5.000%	270,187	270,187
Microsemi Corp. Term Loan (c)(o)
02/02/18	4.000%	737,570	742,918
Novell, Inc. 1st Lien Term Loan (c)(o)
11/22/17	7.250%	464,325	471,002
Openlink International, Inc. Term Loan (c)(o)
10/30/17	7.750%	148,500	148,994
RP Crown Parent LLC 1st Lien Term Loan (c)(o)
12/21/18	6.750%	800,000	811,336
Riverbed Technology, Inc. Term Loan (c)(o)
12/18/19	4.000%	475,000	479,356
Rovi Solutions Corp./Guides, Inc. Tranche B2 Term Loan (c)(o)
03/29/19	4.000%	247,381	249,236
SCS Holdings I, Inc. Term Loan (c)(o)
12/07/18	7.000%	465,865	470,524
Sensata Technology BV/Finance Co. LLC Term Loan (c)(o)
05/12/18	3.750%	1,446,329	1,461,516
Syniverse Holdings, Inc. Term Loan (c)(o)
04/23/19	5.000%	796,000	805,456
Trans Union LLC Term Loan (c)(o)
02/10/18	5.500%	194,395	196,727
Verint Systems, Inc. Term Loan (c)(o)
10/27/17	4.500%	192,000	193,020
Total			15,020,187
Textile 0.1%
Cole Haan LLC Term Loan (c)(d)(o)
01/07/20	5.750%	525,000	529,814
Levi Strauss & Co. Term Loan (c)(o)
04/04/14	2.458%	600,000	600,000

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Textile (continued)
Springs Window Fashions LLC Tranche B Term Loan (c)(o)
05/31/17	6.000%	$180,715	$180,715
Total			1,310,529
Transportation Services —%
Avis Budget Car Rental LLC Tranche C Term Loan (c)(o)
03/15/19	4.250%	372,189	374,902
Hertz Corp. (The) Letter of Credit (c)(o)
03/11/18	3.750%	500,000	490,000
Total			864,902
Wireless 0.1%
Cricket Communications, Inc. Term Loan (c)(o)
10/10/19	4.750%	175,000	176,313
Instant Web, Inc. (c)(o)
Delayed Draw Term Loan
08/07/14	3.577%	25,224	17,656
Term Loan
08/07/14	3.577%	241,966	169,376
MetroPCS Wireless, Inc. Tranche B3 Term Loan (c)(o)
03/17/18	4.000%	1,859,018	1,868,778
Telesat Canada Tranche B Term Loan (c)(o)
03/28/19	4.250%	572,125	577,131
Total			2,809,254
Wirelines 0.1%
Alaska Communications Systems Holdings, Inc. Term Loan (c)(o)
10/21/16	5.500%	887,184	860,125
Integra Telecom Holdings, Inc. Term Loan (c)(o)
04/15/15	9.250%	592,959	596,849
Windstream Corp. (c)(o)
Tranche B3 Term Loan
08/08/19	4.000%	621,875	626,651
Tranche B4 Term Loan
01/23/20	3.500%	825,000	830,602
Total			2,914,227
Total Senior Loans (Cost: $172,877,770)			$173,827,715

Issuer	Shares	Value

Common Stocks —%
CONSUMER DISCRETIONARY —%
Auto Components —%
Delphi Automotive PLC (q)	1,315	$50,838
Hotels, Restaurants & Leisure —%
BLB Management Services , Inc. (q)	5,526	111,901
Media —%
Media News Group (q)	2,495	36,178
Tribune Co. (q)	1,338	69,308
Total		105,486
TOTAL CONSUMER DISCRETIONARY		268,225
INFORMATION TECHNOLOGY —%
IT Services —%
Advanstar Communications, Inc. (q)	705	3,877
TOTAL INFORMATION TECHNOLOGY		3,877
MATERIALS —%
Chemicals —%
LyondellBasell Industries NV, Class A	3,806	241,377
Metals & Mining —%
Aleris International, Inc.	3,583	173,775
TOTAL MATERIALS		415,152
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc. (q)	478	9,570

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
TOTAL TELECOMMUNICATION SERVICES		9,570
Total Common Stocks (Cost: $581,342)		$696,824

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (q)	3,895	$116,850
TOTAL ENERGY		116,850
Total Warrants (Cost: $157,632)		$116,850

Issuer	Effective Yield	Principal Amount		Value

Treasury Bills (a) 0.1%
Australia 0.1%
Australia Treasury Bills
02/08/13	3.020%	AUD	3,000,000	$3,126,379
Total Treasury Bills (Cost: $3,106,420)				$3,126,379

	Shares	Value

Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.132% (r)(s)	87,367,871	$87,367,871
Total Money Market Funds (Cost: $87,367,871)		$87,367,871
Total Investments
(Cost: $2,716,355,498) (t)		$2,888,266,886(u)
Other Assets & Liabilities, Net		(87,031,582)
Net Assets		$2,801,235,304

Investments in Derivatives
Futures Contracts Outstanding at January 31, 2013

	Number of		Notional
	Contracts	Trading	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Currency	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Long Bond, 20-year	234	USD	33,571,688	March 2013	—	(1,424,461)
U.S. Treasury Note, 2-year	3,276	USD	722,102,079	March 2013	415,631	—
U.S. Treasury Note, 5-year	655	USD	81,046,019	March 2013	—	(259,866)
U.S. Treasury Note, 10-year	(1,193)	USD	(156,618,531)	March 2013	2,347,227	—
U.S. Treasury Ultra Bond, 30-year	(283)	USD	(44,298,344)	March 2013	1,189,960	—
Total					3,952,818	(1,684,327)

Credit Default Swap Contracts Outstanding at January 31, 2013 Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Capital	Federative Republic of Brazil	September 20, 2014	1.470	10,000,000	(148,055)	(54,717)	—	(202,772)
Total							—	(202,772)

Forward Foreign Currency Exchange Contracts Open at January 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	February 7, 2013	10,002,203	840,000,000	—	(816,187)
		(USD)	(JPY)
Goldman, Sachs & Co.	February 13, 2013	26,113,000	34,823,749	—	(634,225)
		(EUR)	(USD)
Citigroup Global Markets Inc.	February 13, 2013	8,873,000	14,074,157	2,242	—
		(GBP)	(USD)
Citigroup Global Markets Inc.	February 13, 2013	75,000	117,784	—	(1,161)
		(GBP)	(USD)
J.P. Morgan Securities, Inc.	February 13, 2013	135,432,000	20,872,024	—	(425,649)
		(SEK)	(USD)
Deutsche Bank	February 13, 2013	35,160,994	33,835,000	99,596	—
		(USD)	(AUD)
HSBC Securities (USA), Inc.	February 13, 2013	14,178,511	13,984,000	—	(160,628)
		(USD)	(CAD)
HSBC Securities (USA), Inc.	February 13, 2013	7,246,219	7,311,000	82,495	—
		(USD)	(CAD)
State Street Bank & Trust Company	February 13, 2013	14,301,687	1,275,885,000	—	(348,445)
		(USD)	(JPY)
Citigroup Global Markets Inc.	February 14, 2013	6,112,420	185,987,000	75,328	—
		(USD)	(RUB)
UBS Securities	February 19, 2013	6,100,000	5,138,884	24,521	—
		(NZD)	(USD)
State Street Bank & Trust Company	February 28, 2013	8,628,000	11,480,676	—	(235,945)
		(EUR)	(USD)
J.P. Morgan Securities, Inc.	March 1, 2013	23,500,000	7,460,791	—	(123,593)
		(PLN)	(USD)
Total				284,182	(2,745,833)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $728,902,808 or 26.02% of net assets.

(c)	Variable rate security.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	Negligible market value.
(f)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2013 was $1,873,690, representing 0.07% of net assets. Information concerning such security holdings at January 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Aleris International, Inc.
Senior Unsecured
06/01/20 6.000%	06-29-10	—
ATI Acquisition Co.
Tranche B Term Loan
12/30/14 12.250%	12-23-09 thru 01-14-13	77,615
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
10/01/11 13.000%	10-04-04	2,820,000
Revolution Studios Distribution Co. LLC
Tranche B Term Loan
12/21/14 3.960%	10-15-08	188,638
Six Flags, Inc.
06/01/14 9.625%	05-07-10	—

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2013, the value of these securities amounted to $0, which represents 0.00% of net assets.

(h)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at January 31, 2013:

	Principal	Settlement	Proceeds
Security Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association
03/01/43 4.500%	20,000,000	03/12/13	21,434,375	21,446,874

(i)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(k)

At January 31, 2013, investments in securities included securities valued at $2,383,548 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)	Zero coupon bond.
(m)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2013, the value of these securities amounted to $1,692,000 or 0.06% of net assets.

(n)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2013, the value of these securities amounted to $1,692,945, which represents 0.06% of net assets.

(o)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(p)

At January 31, 2013, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
ROC Finance LLC
Delayed Draw Term Loan	16,667
ROC Finance LLC
Delayed Draw Term Loan	10,000
Total	26,667

(q)	Non-income producing.
(r)	The rate shown is the seven-day current annualized yield at January 31, 2013.
(s)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	140,193,065	160,618,691	(213,443,885)	—	87,367,871	46,394	87,367,871

(t)

At January 31, 2013, the cost of securities for federal income tax purposes was approximately $2,716,355,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$187,853,000
Unrealized Depreciation	(15,941,000)
Net Unrealized Appreciation	$171,912,000

(u)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romania, New Lei
RUB	Russian Rouble
SEK	Swedish Krona
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	47,531,113	895,338	48,426,451
All Other Industries	—	1,258,312,280	—	1,258,312,280
Residential Mortgage-Backed Securities - Agency	—	359,278,752	—	359,278,752
Residential Mortgage-Backed Securities - Non-Agency	—	49,286,844	88,403,931	137,690,775
Commercial Mortgage-Backed Securities - Non-Agency	—	49,120,489	—	49,120,489
Asset-Backed Securities - Non-Agency	—	5,898,861	—	5,898,861
Inflation-Indexed Bonds	—	28,914,182	—	28,914,182
U.S. Treasury Obligations	99,036,952	5,874,441	—	104,911,393
Foreign Government Obligations	—	628,886,064	—	628,886,064
Municipal Bonds	—	1,692,000	—	1,692,000
Total Bonds	99,036,952	2,434,795,026	89,299,269	2,623,131,247
Senior Loans
Aerospace & Defense	—	754,428	182,044	936,472
Chemicals	—	8,763,310	226,953	8,990,263
Diversified Manufacturing	—	10,915,156	738,750	11,653,906
Electric	—	3,910,527	334,753	4,245,280
Environmental	—	1,789,089	200,485	1,989,574
Food and Beverage	—	8,482,212	174,530	8,656,742
Gaming	—	6,012,556	1,925,487	7,938,043
Media Non-Cable	—	13,871,809	1,523,494	15,395,303
Other Industry	—	970,003	1,310,830	2,280,833
Retailers	—	18,530,740	328,645	18,859,385
Technology	—	14,750,000	270,187	15,020,187
Wireless	—	2,622,222	187,032	2,809,254
All Other Industries	—	75,052,473	—	75,052,473
Total Senior Loans	—	166,424,525	7,403,190	173,827,715
Equity Securities
Common Stocks
Consumer Discretionary	120,146	148,079	—	268,225
Information Technology	—	—	3,877	3,877
Materials	241,377	—	173,775	415,152
Telecommunication Services	9,570	—	—	9,570
Warrants
Energy	—	116,850	—	116,850
Total Equity Securities	371,093	264,929	177,652	813,674
Short-Term Securities
Treasury Bills	—	3,126,379	—	3,126,379
Total Short-Term Securities	—	3,126,379	—	3,126,379
Other
Money Market Funds	87,367,871	—	—	87,367,871
Total Other	87,367,871	—	—	87,367,871
Investments in Securities	186,775,916	2,604,610,859	96,880,111	2,888,266,886
Forward Sale Commitments Liability	—	(21,446,874)	—	(21,446,874)
Derivatives
Assets
Futures Contracts	3,952,818	—	—	3,952,818
Forward Foreign Currency Exchange Contracts	—	284,182	—	284,182
Liabilities
Futures Contracts	(1,684,327)	—	—	(1,684,327)
Swap Contracts	—	(202,772)	—	(202,772)
Forward Foreign Currency Exchange Contracts	—	(2,745,833)	—	(2,745,833)
Total	189,044,407	2,580,499,562	96,880,111	2,866,424,080

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Residential mortgage backed securities, corporate bonds, senior loans and common stock classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

		Residential	Residential
	Corporate	Mortgage-Backed	Mortgage-Backed	Foreign
	Bonds &	Securities -	Securities -	Government	Senior	Common
	Notes ($)	Agency ($)	Non-Agency ($)	Obligations ($)	Loans ($)	Stocks ($)	Total ($)
Balance as of October 31, 2012	883,710	4,815,000	55,445,069	2,008,370	6,728,744	176,965	70,057,858
Accrued discounts/premiums	107	—	2,865	—	5,813	—	8,785
Realized gain (loss)	—	—	3,820	—	5,138	—	8,958
Change in unrealized appreciation (depreciation)(a)	14,660	—	396,787	—	(462)	(744)	410,241
Sales	—	—	(6,478,836)	—	(603,144)	—	(7,081,980)
Purchases	—	—	39,034,226	—	735,128	1,431	39,770,785
Transfers into Level 3	—	—	—	—	3,113,471	—	3,113,471
Transfers out of Level 3	(3,139)	(4,815,000)	—	(2,008,370)	(2,581,498)	—	(9,408,007)
Balance as of January 31, 2013	895,338	—	88,403,931	—	7,403,190	177,652	96,880,111

(a)Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2013 was $413,571, which is comprised       of Corporate Bonds & Notes of $14,660, Residential Mortgage Backed Securities - Non-Agency of $396,787, Senior Loans of $2,868       and Common Stocks of $(744).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         During November 2012, the registrant enhanced internal controls over financial reporting relating to the recording of certain last day trades.  These controls include (i) additional analysis of last day security purchase prices, (ii) comparisons of cost and market value for last day trades and (iii) analytical review of per share changes resulting from financial statement adjustments.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 22, 2013